Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000126354
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg 1-10 Year TIPS ETF
Trading Symbol	TIPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg 1-10 Year TIPS ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-10 Year TIPS ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to Treasury markets. Ten-year TIPS yields started the period at 2.15% and troughed at 1.53% before spiking to a high of 2.33% and ultimately ending the period at 1.93%. These large swings resulted in volatile performance for intermediate TIPS throughout the period, though overall lower yields meant that the sector realized positive returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
TIPX	6.68%	2.77%	2.81%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index	6.87%	2.91%	2.96%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,743,135,559
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,189,556
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,743,135,559 Number of Portfolio Holdings33 Portfolio Turnover Rate21% Total Advisory Fees Paid$2,189,556
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	99.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.9%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.8%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/30	3.7%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.7%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	3.6%
U.S. Treasury Inflation-Indexed Notes, 0.50%, due 01/15/28	3.6%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 07/15/33	3.5%

Material Fund Change [Text Block]
C000047963
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg 1-3 Month T-Bill ETF
Trading Symbol	BIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg 1-3 Month T-Bill ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 1-3 Month T-Bill ETF	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, though this has resulted in prolonged strong performance for funds holding short-term Treasury bills.

Short term Treasury yields were dragged down by 2024's the Fed rate cuts, decreasing from 5.35% to 4.29% over the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
BIL	4.63%	2.67%	1.82%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg 1-3 Month U.S. Treasury Bill Index	4.75%	2.82%	1.97%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 42,237,902,668
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 51,044,499
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$42,237,902,668 Number of Portfolio Holdings19 Total Advisory Fees Paid$51,044,499
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	99.2%
Short-Term Investments	6.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.21%, due 08/07/25	11.6%
U.S. Treasury Bills, 4.14%, due 09/04/25	8.9%
U.S. Treasury Bills, 4.20%, due 08/21/25	7.9%
U.S. Treasury Bills, 4.10%, due 09/18/25	6.9%
U.S. Treasury Bills, 4.09%, due 09/25/25	6.9%
U.S. Treasury Bills, 4.17%, due 08/14/25	6.8%
U.S. Treasury Bills, 4.25%, due 09/11/25	6.7%
U.S. Treasury Bills, 4.18%, due 08/28/25	6.6%
U.S. Treasury Bills, 4.24%, due 09/16/25	5.5%
U.S. Treasury Bills, 4.20%, due 08/05/25	5.3%

Material Fund Change [Text Block]
C000222017
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg 3-12 Month T-Bill ETF
Trading Symbol	BILS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg 3-12 Month T-Bill ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg 3-12 Month T-Bill ETF	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, though this has resulted in prolonged strong performance for funds holding short-term Treasury bills.

Short term Treasury yields were dragged down by 2024's Fed rate cuts, with 12-month yields decreasing from 5.10% to 3.97% over the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 09/24/20
BILS	4.74%	2.69%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.91%)
Bloomberg 3-12 Month U.S. Treasury Bill Index	4.80%	2.81%

Performance Inception Date	Sep. 24, 2020
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,813,285,369
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 4,575,849
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,813,285,369 Number of Portfolio Holdings25 Total Advisory Fees Paid$4,575,849
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	99.4%
Short-Term Investments	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.15%, due 11/28/25	7.2%
U.S. Treasury Bills, 4.11%, due 12/26/25	7.2%
U.S. Treasury Bills, 3.80%, due 10/02/25	7.2%
U.S. Treasury Bills, 4.06%, due 10/30/25	7.1%
U.S. Treasury Bills, 4.08%, due 10/09/25	4.3%
U.S. Treasury Bills, 4.06%, due 10/16/25	4.3%
U.S. Treasury Bills, 4.05%, due 10/23/25	4.3%
U.S. Treasury Bills, 4.15%, due 12/04/25	4.3%
U.S. Treasury Bills, 4.14%, due 12/11/25	4.2%
U.S. Treasury Bills, 4.16%, due 12/18/25	4.2%

Material Fund Change [Text Block]
C000066456
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Convertible Securities ETF
Trading Symbol	CWB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg Convertible Securities ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Convertible Securities ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer,

Markets were sensitive to data during the reporting period, and credit spreads increased to period highs in April (post-liberation day), however spreads soon tightened in subsequent months as tariffs were pared back. Equity indices were similarly volatile during the period, with large losses realized in April during that same post-liberation day period, however these losses were retraced quickly in the subsequent months as well.  Ultimately the S&P500 Index increased over 13% over the reporting period, contributing to positive absolute returns for the convertible bond index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
CWB	16.86%	8.87%	9.60%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Convertible Liquid Bond Index	16.87%	9.35%	10.07%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,879,554,341
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 15,345,753
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,879,554,341 Number of Portfolio Holdings308 Portfolio Turnover Rate32% Total Advisory Fees Paid$15,345,753
Holdings [Text Block]

Top Security Types

Asset	%
Convertible Bonds	70.8%
Corporate Bonds & Notes	15.5%
Convertible Preferred Stocks	6.6%
Preferred Stocks	6.6%
Short-Term Investments	6.5%
Convertible Foreign Bonds	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Boeing Co., 6.00%, due 10/15/27	2.6%
Alibaba Group Holding Ltd., 0.50%, due 06/01/31	2.2%
Wells Fargo & Co., Class A, 7.50%, due 12/31/49	1.6%
Bank of America Corp., 7.25%, due 12/31/49	1.3%
DoorDash, Inc., due 05/15/30	1.0%
Western Digital Corp., 3.00%, due 11/15/28	1.0%
MicroStrategy, Inc., due 12/01/29	1.0%
GameStop Corp., due 06/15/32	1.0%
KKR & Co., Inc., 6.25%, due 03/01/28	0.9%
Seagate HDD Cayman, 3.50%, due 06/01/28	0.9%

Material Fund Change [Text Block]
C000219610
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Emerging Markets USD Bond ETF
Trading Symbol	EMHC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg Emerging Markets USD Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Emerging Markets USD Bond ETF	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging Market debt began the reporting period benefiting from increased expectations of a U.S. soft landing. As widely expected, the U.S. Federal Reserve (the “Fed”) commenced policy easing in September with the delivery of a 50bps rate cut. The bigger-than-expected rate cut improved prospects for EM. Ending 2024, investor sentiments were impacted by geopolitical risks and market uncertainty around U.S. elections. Markets found direction in November as former president Donald Trump emerged victorious and Republicans took control of the Senate. EM debt commenced 2025 with speculations on the potential effects of U.S. trade tariffs, which materialized in February, with levies imposed on U.S. imports from Mexico, Canada and China.

In the later part of the reporting period, focus was on idiosyncratic considerations related to the U.S. reciprocal tariffs. The global trade uncertainties and concerns around prospects for the U.S. economy prompted investors to question the safe-haven status of U.S. Treasuries. This triggered a sell-off in long-dated U.S. government bonds, with the consequent rise in risk aversion resulting in wider EM spreads, although these later compressed. Overall EM hard currency treasuries delivered positive returns majorly driven by the spread component.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 04/07/21
EMHC	9.36%	0.35%
Bloomberg Global Aggregate Bond Index	8.91%	(1.81%)
Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core IndexFootnote Reference(1)Footnote Reference(2)	9.55%	0.10%

Performance Inception Date	Apr. 07, 2021
Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 193,700,784
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 647,660
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$193,700,784 Number of Portfolio Holdings479 Portfolio Turnover Rate48% Total Advisory Fees Paid$647,660
Holdings [Text Block]

Top Ten Countries

Country	%
United Arab Emirates	5.0%
Turkey	4.9%
Qatar	4.9%
Mexico	4.9%
Saudi Arabia	4.8%
Argentina	4.8%
Indonesia	4.8%
Brazil	4.5%
Chile	4.3%
Colombia	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.5%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	1.4%
Ecuador Government International Bonds, 5.50%, due 07/31/35	0.8%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	0.6%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	0.6%
Argentina Republic Government International Bonds, 1.00%, due 07/09/29	0.6%
Brazil Government International Bonds, 6.63%, due 03/15/35	0.6%
QatarEnergy, 3.13%, due 07/12/41	0.6%
Saudi Government International Bonds, 5.00%, due 01/16/34	0.6%
Panama Government International Bonds, 6.70%, due 01/26/36	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2024 , the Fund’s principal investment strategy changed to track the performance of the Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index.

Material Fund Change Strategies [Text Block]	Effective October 31, 2024 , the Fund’s principal investment strategy changed to track the performance of the Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index.
Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000055013
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg High Yield Bond ETF
Trading Symbol	JNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg High Yield Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg High Yield Bond ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused high yield credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, spreads still ended the period tighter than where they started due to a general risk-on market sentiment, impacting performance positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	JNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Very Liquid Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,924	$10,070	$9,943
08/31/15	$9,715	$10,055	$9,749
09/30/15	$9,413	$10,123	$9,467
10/31/15	$9,676	$10,125	$9,768
11/30/15	$9,422	$10,098	$9,534
12/31/15	$9,126	$10,065	$9,268
01/31/16	$8,931	$10,204	$9,125
02/29/16	$8,991	$10,276	$9,198
03/31/16	$9,329	$10,371	$9,608
04/30/16	$9,678	$10,410	$9,982
05/31/16	$9,728	$10,413	$10,030
06/30/16	$9,801	$10,600	$10,092
07/31/16	$10,027	$10,667	$10,355
08/31/16	$10,252	$10,655	$10,584
09/30/16	$10,305	$10,649	$10,639
10/31/16	$10,302	$10,567	$10,649
11/30/16	$10,263	$10,317	$10,604
12/31/16	$10,470	$10,332	$10,811
01/31/17	$10,585	$10,352	$10,946
02/28/17	$10,741	$10,422	$11,104
03/31/17	$10,708	$10,416	$11,075
04/30/17	$10,823	$10,497	$11,199
05/31/17	$10,936	$10,577	$11,303
06/30/17	$10,944	$10,567	$11,319
07/31/17	$11,066	$10,612	$11,448
08/31/17	$11,049	$10,707	$11,438
09/30/17	$11,134	$10,656	$11,526
10/31/17	$11,164	$10,663	$11,561
11/30/17	$11,126	$10,649	$11,523
12/31/17	$11,149	$10,698	$11,547
01/31/18	$11,181	$10,575	$11,585
02/28/18	$11,070	$10,474	$11,481
03/31/18	$10,988	$10,542	$11,406
04/30/18	$11,055	$10,463	$11,478
05/31/18	$11,038	$10,538	$11,465
06/30/18	$11,078	$10,525	$11,513
07/31/18	$11,212	$10,527	$11,658
08/31/18	$11,292	$10,595	$11,746
09/30/18	$11,351	$10,527	$11,808
10/31/18	$11,142	$10,444	$11,599
11/30/18	$11,055	$10,506	$11,519
12/31/18	$10,795	$10,699	$11,251
01/31/19	$11,343	$10,813	$11,833
02/28/19	$11,534	$10,806	$12,034
03/31/19	$11,653	$11,014	$12,159
04/30/19	$11,821	$11,017	$12,336
05/31/19	$11,644	$11,212	$12,154
06/30/19	$11,943	$11,353	$12,470
07/31/19	$11,995	$11,378	$12,526
08/31/19	$12,057	$11,673	$12,591
09/30/19	$12,087	$11,611	$12,625
10/31/19	$12,117	$11,646	$12,661
11/30/19	$12,162	$11,640	$12,706
12/31/19	$12,411	$11,632	$12,969
01/31/20	$12,376	$11,855	$12,942
02/29/20	$12,149	$12,069	$12,708
03/31/20	$10,828	$11,998	$11,372
04/30/20	$11,235	$12,211	$11,850
05/31/20	$11,736	$12,268	$12,393
06/30/20	$11,731	$12,345	$12,396
07/31/20	$12,310	$12,530	$13,008
08/31/20	$12,403	$12,428	$13,110
09/30/20	$12,254	$12,422	$12,959
10/31/20	$12,294	$12,366	$13,004
11/30/20	$12,765	$12,488	$13,503
12/31/20	$12,984	$12,505	$13,731
01/31/21	$13,001	$12,415	$13,746
02/28/21	$13,027	$12,236	$13,772
03/31/21	$13,062	$12,083	$13,810
04/30/21	$13,188	$12,178	$13,946
05/31/21	$13,215	$12,218	$13,978
06/30/21	$13,372	$12,304	$14,146
07/31/21	$13,402	$12,442	$14,184
08/31/21	$13,471	$12,418	$14,260
09/30/21	$13,460	$12,310	$14,251
10/31/21	$13,413	$12,307	$14,203
11/30/21	$13,260	$12,343	$14,051
12/31/21	$13,538	$12,312	$14,350
01/31/22	$13,146	$12,047	$13,938
02/28/22	$13,027	$11,912	$13,817
03/31/22	$12,905	$11,581	$13,658
04/30/22	$12,396	$11,142	$13,124
05/31/22	$12,441	$11,214	$13,188
06/30/22	$11,524	$11,038	$12,227
07/31/22	$12,273	$11,307	$13,037
08/31/22	$11,890	$10,988	$12,651
09/30/22	$11,386	$10,513	$12,120
10/31/22	$11,721	$10,377	$12,486
11/30/22	$11,972	$10,759	$12,757
12/31/22	$11,855	$10,710	$12,645
01/31/23	$12,331	$11,040	$13,156
02/28/23	$12,143	$10,754	$12,961
03/31/23	$12,288	$11,027	$13,126
04/30/23	$12,396	$11,094	$13,249
05/31/23	$12,250	$10,973	$13,101
06/30/23	$12,466	$10,934	$13,336
07/31/23	$12,642	$10,927	$13,522
08/31/23	$12,672	$10,857	$13,561
09/30/23	$12,494	$10,581	$13,381
10/31/23	$12,339	$10,414	$13,217
11/30/23	$12,918	$10,886	$13,847
12/31/23	$13,415	$11,302	$14,386
01/31/24	$13,391	$11,271	$14,363
02/29/24	$13,416	$11,112	$14,396
03/31/24	$13,571	$11,215	$14,568
04/30/24	$13,436	$10,931	$14,429
05/31/24	$13,577	$11,117	$14,589
06/30/24	$13,709	$11,222	$14,736
07/31/24	$13,971	$11,484	$15,017
08/31/24	$14,201	$11,649	$15,262
09/30/24	$14,411	$11,805	$15,490
10/31/24	$14,311	$11,512	$15,383
11/30/24	$14,478	$11,634	$15,563
12/31/24	$14,404	$11,444	$15,487
01/31/25	$14,606	$11,504	$15,703
02/28/25	$14,695	$11,757	$15,803
03/31/25	$14,513	$11,762	$15,620
04/30/25	$14,501	$11,808	$15,620
05/31/25	$14,764	$11,723	$15,894
06/30/25	$15,050	$11,904	$16,207

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
JNK	9.78%	5.11%	4.17%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg High Yield Very Liquid Index	9.98%	5.51%	4.95%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 7,866,710,875
Holdings Count | Holding	1,178
Advisory Fees Paid, Amount	$ 31,273,966
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$7,866,710,875 Number of Portfolio Holdings1,178 Portfolio Turnover Rate49% Total Advisory Fees Paid$31,273,966
Holdings [Text Block]

Top Ten Industries

Industry	%
Diversified Financial Services	6.5%
Media	6.4%
Oil & Gas	6.3%
Commercial Services	5.4%
Pipelines	4.8%
Telecommunications	4.6%
Retail	4.3%
Health Care Services	4.1%
Software	3.2%
Real Estate Investment Trusts	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.4%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.4%
Medline Borrower LP, 3.88%, due 04/01/29	0.4%
1261229 BC Ltd., 10.00%, due 04/15/32	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.3%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.3%
TransDigm, Inc., 6.38%, due 03/01/29	0.3%

Material Fund Change [Text Block]
C000107256
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Investment Grade Floating Rate ETF
Trading Symbol	FLRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg Investment Grade Floating Rate ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Investment Grade Floating Rate ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (“Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer.

The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period 9 basis points tighter, impacting performance positively. In addition, the higher rate environment helped fund performance due to the structure of the floating rate holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
FLRN	5.36%	3.51%	2.64%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Dollar Floating Rate &lt; 5 Years Index	5.43%	3.65%	2.83%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,756,039,888
Holdings Count | Holding	430
Advisory Fees Paid, Amount	$ 3,801,085
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,756,039,888 Number of Portfolio Holdings430 Portfolio Turnover Rate42% Total Advisory Fees Paid$3,801,085
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	44.6%
Foreign Government Obligations	25.1%
Auto Manufacturers	9.9%
Insurance	4.8%
Multi-National	3.9%
Diversified Financial Services	1.7%
Machinery-Diversified	1.4%
Machinery, Construction & Mining	1.1%
Electric	1.1%
Beverages	0.6%

Material Fund Change [Text Block]
C000111386
Shareholder Report [Line Items]
Fund Name	SPDR Bloomberg Short Term High Yield Bond ETF
Trading Symbol	SJNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Bloomberg Short Term High Yield Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Bloomberg Short Term High Yield Bond ETF	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused high yield credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, spreads still ended the period tighter than where they started due to a general risk-on market sentiment, impacting performance positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SJNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,880	$10,070	$9,892
08/31/15	$9,687	$10,055	$9,709
09/30/15	$9,457	$10,123	$9,497
10/31/15	$9,624	$10,125	$9,686
11/30/15	$9,413	$10,098	$9,493
12/31/15	$9,187	$10,065	$9,279
01/31/16	$8,997	$10,204	$9,111
02/29/16	$9,018	$10,276	$9,140
03/31/16	$9,323	$10,371	$9,502
04/30/16	$9,653	$10,410	$9,845
05/31/16	$9,739	$10,413	$9,937
06/30/16	$9,839	$10,600	$10,029
07/31/16	$10,011	$10,667	$10,230
08/31/16	$10,184	$10,655	$10,391
09/30/16	$10,274	$10,649	$10,483
10/31/16	$10,308	$10,567	$10,532
11/30/16	$10,302	$10,317	$10,527
12/31/16	$10,495	$10,332	$10,708
01/31/17	$10,595	$10,352	$10,827
02/28/17	$10,725	$10,422	$10,957
03/31/17	$10,705	$10,416	$10,944
04/30/17	$10,796	$10,497	$11,042
05/31/17	$10,866	$10,577	$11,118
06/30/17	$10,866	$10,567	$11,129
07/31/17	$10,951	$10,612	$11,214
08/31/17	$10,941	$10,707	$11,215
09/30/17	$11,017	$10,656	$11,291
10/31/17	$11,055	$10,663	$11,334
11/30/17	$11,021	$10,649	$11,299
12/31/17	$11,053	$10,698	$11,334
01/31/18	$11,144	$10,575	$11,426
02/28/18	$11,107	$10,474	$11,393
03/31/18	$11,077	$10,542	$11,371
04/30/18	$11,146	$10,463	$11,449
05/31/18	$11,176	$10,538	$11,488
06/30/18	$11,224	$10,525	$11,542
07/31/18	$11,335	$10,527	$11,659
08/31/18	$11,397	$10,595	$11,727
09/30/18	$11,468	$10,527	$11,798
10/31/18	$11,323	$10,444	$11,659
11/30/18	$11,252	$10,506	$11,594
12/31/18	$11,025	$10,699	$11,352
01/31/19	$11,432	$10,813	$11,779
02/28/19	$11,583	$10,806	$11,934
03/31/19	$11,649	$11,014	$12,003
04/30/19	$11,757	$11,017	$12,110
05/31/19	$11,651	$11,212	$12,002
06/30/19	$11,826	$11,353	$12,179
07/31/19	$11,857	$11,378	$12,216
08/31/19	$11,852	$11,673	$12,215
09/30/19	$11,877	$11,611	$12,243
10/31/19	$11,881	$11,646	$12,248
11/30/19	$11,866	$11,640	$12,245
12/31/19	$12,076	$11,632	$12,469
01/31/20	$12,075	$11,855	$12,464
02/29/20	$11,922	$12,069	$12,305
03/31/20	$10,649	$11,998	$10,949
04/30/20	$11,044	$12,211	$11,320
05/31/20	$11,447	$12,268	$11,736
06/30/20	$11,587	$12,345	$11,867
07/31/20	$11,984	$12,530	$12,275
08/31/20	$12,115	$12,428	$12,411
09/30/20	$12,053	$12,422	$12,340
10/31/20	$12,111	$12,366	$12,394
11/30/20	$12,541	$12,488	$12,832
12/31/20	$12,756	$12,505	$13,050
01/31/21	$12,841	$12,415	$13,134
02/28/21	$12,945	$12,236	$13,240
03/31/21	$13,032	$12,083	$13,334
04/30/21	$13,142	$12,178	$13,452
05/31/21	$13,183	$12,218	$13,508
06/30/21	$13,300	$12,304	$13,627
07/31/21	$13,292	$12,442	$13,630
08/31/21	$13,345	$12,418	$13,694
09/30/21	$13,366	$12,310	$13,722
10/31/21	$13,371	$12,307	$13,735
11/30/21	$13,252	$12,343	$13,624
12/31/21	$13,430	$12,312	$13,811
01/31/22	$13,235	$12,047	$13,618
02/28/22	$13,142	$11,912	$13,543
03/31/22	$13,089	$11,581	$13,435
04/30/22	$12,830	$11,142	$13,171
05/31/22	$12,824	$11,214	$13,166
06/30/22	$12,165	$11,038	$12,490
07/31/22	$12,710	$11,307	$13,060
08/31/22	$12,544	$10,988	$12,889
09/30/22	$12,231	$10,513	$12,561
10/31/22	$12,506	$10,377	$12,855
11/30/22	$12,734	$10,759	$13,081
12/31/22	$12,677	$10,710	$13,028
01/31/23	$13,064	$11,040	$13,416
02/28/23	$12,990	$10,754	$13,336
03/31/23	$13,070	$11,027	$13,428
04/30/23	$13,174	$11,094	$13,538
05/31/23	$13,096	$10,973	$13,462
06/30/23	$13,304	$10,934	$13,673
07/31/23	$13,468	$10,927	$13,837
08/31/23	$13,539	$10,857	$13,914
09/30/23	$13,460	$10,581	$13,834
10/31/23	$13,318	$10,414	$13,702
11/30/23	$13,789	$10,886	$14,175
12/31/23	$14,206	$11,302	$14,603
01/31/24	$14,203	$11,271	$14,601
02/29/24	$14,275	$11,112	$14,686
03/31/24	$14,390	$11,215	$14,818
04/30/24	$14,306	$10,931	$14,728
05/31/24	$14,411	$11,117	$14,863
06/30/24	$14,538	$11,222	$14,998
07/31/24	$14,797	$11,484	$15,260
08/31/24	$15,005	$11,649	$15,480
09/30/24	$15,244	$11,805	$15,733
10/31/24	$15,215	$11,512	$15,703
11/30/24	$15,370	$11,634	$15,865
12/31/24	$15,347	$11,444	$15,845
01/31/25	$15,542	$11,504	$16,051
02/28/25	$15,635	$11,757	$16,152
03/31/25	$15,460	$11,762	$15,986
04/30/25	$15,439	$11,808	$15,990
05/31/25	$15,695	$11,723	$16,244
06/30/25	$15,941	$11,904	$16,504

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SJNK	9.65%	6.59%	4.77%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	10.04%	6.82%	5.14%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 4,634,835,728
Holdings Count | Holding	1,187
Advisory Fees Paid, Amount	$ 18,804,104
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$4,634,835,728 Number of Portfolio Holdings1,187 Portfolio Turnover Rate64% Total Advisory Fees Paid$18,804,104
Holdings [Text Block]

Top Ten Industries

Industry	%
Media	8.2%
Commercial Services	5.3%
Retail	5.1%
Diversified Financial Services	5.1%
Oil & Gas	5.0%
Telecommunications	4.9%
Pipelines	4.5%
Real Estate Investment Trusts	4.1%
Software	3.7%
Health Care Services	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.6%
Medline Borrower LP, 3.88%, due 04/01/29	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.5%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.5%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.5%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%
Carnival Corp., 5.75%, due 03/01/27	0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
TransDigm, Inc., 6.38%, due 03/01/29	0.4%

Material Fund Change [Text Block]
C000019028
Shareholder Report [Line Items]
Fund Name	SPDR Global Dow ETF
Trading Symbol	DGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Global Dow ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Global Dow ETF	$55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariffs introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Alphabet. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
DGT	20.59%	17.20%	10.81%
S&P 500 Index	15.16%	16.64%	13.65%
The Global Dow	20.58%	17.28%	10.83%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 394,456,862
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,348,599
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$394,456,862 Number of Portfolio Holdings160 Portfolio Turnover Rate9% Total Advisory Fees Paid$1,348,599
Holdings [Text Block]

Top Ten Countries

Country	%
United States	54.6%
Japan	9.8%
Germany	5.3%
France	4.7%
United Kingdom	4.1%
China	3.3%
Spain	2.5%
Italy	1.7%
Australia	1.7%
India	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Howmet Aerospace, Inc.	1.2%
Netflix, Inc.	1.1%
Deutsche Bank AG	1.1%
Banco Santander SA	1.0%
Broadcom, Inc.	1.0%
UniCredit SpA	1.0%
Carnival Corp.	1.0%
Naspers Ltd., Class N	0.9%
Wells Fargo & Co.	0.9%
Booking Holdings, Inc.	0.9%

Material Fund Change [Text Block]
C000078463
Shareholder Report [Line Items]
Fund Name	SPDR ICE Preferred Securities ETF
Trading Symbol	PSK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR ICE Preferred Securities ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR ICE Preferred Securities ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

With a combined weight of over 57% of the Fund, the largest industry weights were: Banks, Financial Services, and Insurance. The performance of each of these industries for the reporting period was 1.72%, 0.86% and -1.31% respectively. These returns were the main drivers of the overall Fund performance. As a general characteristic, preferred stocks are less volatile than common stocks, and thus have little possibility of large capital gains. A hybrid between traditional equities and bonds, these stocks provide certain benefits in any market climate.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	PSK	S&P 500 Index	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid & Preferred Securities Aggregate Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,207	$10,210	$10,217
08/31/15	$10,204	$9,594	$10,218
09/30/15	$10,208	$9,356	$10,226
10/31/15	$10,452	$10,145	$10,474
11/30/15	$10,545	$10,176	$10,572
12/31/15	$10,632	$10,015	$10,665
01/31/16	$10,619	$9,518	$10,655
02/29/16	$10,625	$9,505	$10,665
03/31/16	$10,803	$10,150	$10,847
04/30/16	$10,883	$10,189	$10,930
05/31/16	$11,055	$10,372	$11,105
06/30/16	$11,211	$10,399	$11,266
07/31/16	$11,284	$10,783	$11,341
08/31/16	$11,306	$10,798	$11,367
09/30/16	$11,206	$10,800	$11,271
10/31/16	$11,122	$10,603	$11,189
11/30/16	$10,605	$10,996	$10,671
12/31/16	$10,575	$11,213	$10,645
01/31/17	$10,920	$11,426	$10,997
02/28/17	$11,110	$11,879	$11,195
03/31/17	$11,195	$11,893	$11,284
04/30/17	$11,351	$12,015	$11,445
05/31/17	$11,471	$12,184	$11,570
06/30/17	$11,597	$12,260	$11,701
07/31/17	$11,649	$12,512	$11,758
08/31/17	$11,682	$12,551	$11,795
09/30/17	$11,695	$12,810	$11,812
10/31/17	$11,682	$13,109	$11,802
11/30/17	$11,687	$13,511	$11,810
12/31/17	$11,684	$13,661	$11,808
01/31/18	$11,348	$14,443	$11,477
02/28/18	$11,528	$13,911	$11,661
03/31/18	$11,616	$13,557	$11,748
04/30/18	$11,493	$13,609	$11,624
05/31/18	$11,642	$13,937	$11,774
06/30/18	$11,753	$14,023	$11,894
07/31/18	$11,777	$14,544	$11,920
08/31/18	$11,905	$15,018	$12,052
09/30/18	$11,711	$15,104	$11,854
10/31/18	$11,502	$14,072	$11,642
11/30/18	$11,201	$14,358	$11,338
12/31/18	$11,151	$13,062	$11,287
01/31/19	$11,815	$14,109	$11,964
02/28/19	$12,003	$14,562	$12,158
03/31/19	$12,122	$14,845	$12,282
04/30/19	$12,220	$15,446	$12,385
05/31/19	$12,312	$14,464	$12,481
06/30/19	$12,442	$15,483	$12,617
07/31/19	$12,706	$15,706	$12,890
08/31/19	$12,825	$15,457	$13,013
09/30/19	$12,927	$15,746	$13,120
10/31/19	$12,955	$16,087	$13,151
11/30/19	$12,824	$16,671	$13,016
12/31/19	$13,086	$17,175	$13,289
01/31/20	$13,216	$17,168	$13,424
02/29/20	$12,741	$15,755	$12,942
03/31/20	$11,773	$13,809	$11,956
04/30/20	$12,680	$15,579	$12,886
05/31/20	$12,838	$16,321	$13,051
06/30/20	$12,650	$16,645	$12,858
07/31/20	$13,259	$17,584	$13,486
08/31/20	$13,420	$18,848	$13,655
09/30/20	$13,345	$18,132	$13,582
10/31/20	$13,387	$17,650	$13,631
11/30/20	$13,637	$19,582	$13,891
12/31/20	$13,930	$20,334	$14,198
01/31/21	$13,651	$20,129	$13,917
02/28/21	$13,373	$20,684	$13,637
03/31/21	$13,717	$21,590	$13,996
04/30/21	$13,819	$22,742	$14,106
05/31/21	$13,918	$22,901	$14,212
06/30/21	$14,170	$23,436	$14,475
07/31/21	$14,142	$23,993	$14,450
08/31/21	$14,088	$24,722	$14,399
09/30/21	$14,088	$23,572	$14,405
10/31/21	$14,137	$25,224	$14,458
11/30/21	$13,818	$25,049	$14,135
12/31/21	$14,154	$26,172	$14,485
01/31/22	$13,611	$24,817	$13,933
02/28/22	$13,042	$24,074	$13,351
03/31/22	$12,982	$24,968	$13,293
04/30/22	$12,117	$22,791	$12,404
05/31/22	$12,568	$22,833	$12,866
06/30/22	$12,112	$20,948	$12,399
07/31/22	$12,847	$22,879	$13,158
08/31/22	$12,204	$21,946	$12,503
09/30/22	$11,934	$19,925	$12,227
10/31/22	$11,313	$21,538	$11,591
11/30/22	$12,034	$22,742	$12,328
12/31/22	$11,478	$21,432	$11,761
01/31/23	$12,919	$22,778	$13,249
02/28/23	$12,574	$22,223	$12,897
03/31/23	$11,994	$23,038	$12,298
04/30/23	$12,278	$23,398	$12,591
05/31/23	$11,978	$23,500	$12,283
06/30/23	$12,052	$25,053	$12,364
07/31/23	$12,203	$25,857	$12,522
08/31/23	$12,022	$25,446	$12,340
09/30/23	$11,879	$24,232	$12,194
10/31/23	$11,280	$23,723	$11,577
11/30/23	$12,256	$25,889	$12,586
12/31/23	$12,518	$27,066	$12,860
01/31/24	$12,989	$27,520	$13,350
02/29/24	$13,131	$28,990	$13,501
03/31/24	$13,138	$29,923	$13,512
04/30/24	$12,665	$28,700	$13,027
05/31/24	$12,929	$30,124	$13,304
06/30/24	$12,970	$31,204	$13,351
07/31/24	$12,993	$31,584	$13,378
08/31/24	$13,481	$32,350	$13,887
09/30/24	$13,850	$33,041	$14,272
10/31/24	$13,673	$32,742	$14,094
11/30/24	$13,654	$34,664	$14,078
12/31/24	$13,171	$33,837	$13,581
01/31/25	$13,273	$34,780	$13,691
02/28/25	$13,427	$34,326	$13,855
03/31/25	$13,003	$32,392	$13,420
04/30/25	$12,877	$32,172	$13,293
05/31/25	$12,857	$34,197	$13,276
06/30/25	$12,957	$35,936	$13,384

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
PSK	(0.10%)	0.48%	2.62%
S&P 500 Index	15.16%	16.64%	13.65%
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid & Preferred Securities Aggregate IndexFootnote Reference(1)Footnote Reference(2)	0.25%	0.81%	2.96%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 801,153,295
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 3,941,820
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$801,153,295 Number of Portfolio Holdings160 Portfolio Turnover Rate11% Total Advisory Fees Paid$3,941,820
Holdings [Text Block]

Top Industries

Industry	%
Banks	38.8%
Insurance	24.9%
Electric	15.6%
Diversified Financial Services	10.2%
Real Estate Investment Trusts	4.4%
Auto Manufacturers	2.7%
Telecommunications	1.7%
Sovereign	0.4%
Gas	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Citigroup Capital XIII, 10.91%, due 10/30/40	3.8%
AT&T, Inc., 5.35%, due 11/01/66	1.7%
Wells Fargo & Co., 4.75%, due 09/15/25	1.7%
Capital One Financial Corp., 5.00%, due 09/01/25	1.6%
Duke Energy Corp., 5.75%, due 07/30/25	1.4%
Allstate Corp., 5.10%, due 10/15/25	1.4%
Capital One Financial Corp., 4.80%, due 09/01/25	1.3%
NextEra Energy Capital Holdings, Inc., 6.50%, due 06/01/85	1.3%
Athene Holding Ltd., 6.35%, due 06/30/29	1.2%
U.S. Bancorp, 5.12%, due 07/30/25	1.2%

Material Fund Change [Text Block]
C000166946
Shareholder Report [Line Items]
Fund Name	SPDR MSCI USA Gender Diversity ETF
Trading Symbol	SHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR MSCI USA Gender Diversity ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA Gender Diversity ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment during the reporting period was initially shaped by inflation concerns and speculation about how the U.S. Federal Reserve and other central banks would respond to moderating inflation data. Later, market dynamics were significantly influenced by the tariff war initiated in 2025 by the newly elected Trump administration. Information technology was among the top-performing sectors, led by Cisco Systems Inc., which benefited from strong tailwinds in artificial intelligence and cloud networking. In contrast, healthcare was one of the weakest-performing sectors, weighed down by disappointing earnings and heightened political and regulatory uncertainty. UnitedHealth Group Incorporated was one of the top detractors from performance, facing a combination of operational, financial, and reputational challenges.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SHE	S&P 500 Index	MSCI USA Gender Diversity Select Index/SSGA Gender Diversity Index
03/07/16	$10,000	$10,000	$10,000
03/31/16	$10,307	$10,303	$10,309
04/30/16	$10,464	$10,343	$10,469
05/31/16	$10,477	$10,529	$10,484
06/30/16	$10,531	$10,556	$10,537
07/31/16	$10,942	$10,946	$10,953
08/31/16	$10,906	$10,961	$10,915
09/30/16	$10,843	$10,963	$10,855
10/31/16	$10,617	$10,763	$10,630
11/30/16	$11,003	$11,162	$11,020
12/31/16	$11,060	$11,382	$11,078
01/31/17	$11,205	$11,598	$11,227
02/28/17	$11,694	$12,059	$11,720
03/31/17	$11,614	$12,073	$11,641
04/30/17	$11,777	$12,197	$11,806
05/31/17	$11,857	$12,368	$11,889
06/30/17	$11,983	$12,446	$12,018
07/31/17	$12,159	$12,702	$12,197
08/31/17	$12,170	$12,740	$12,211
09/30/17	$12,514	$13,003	$12,559
10/31/17	$12,662	$13,307	$12,710
11/30/17	$13,111	$13,715	$13,164
12/31/17	$13,235	$13,867	$13,297
01/31/18	$13,832	$14,661	$13,900
02/28/18	$13,309	$14,121	$13,375
03/31/18	$13,115	$13,762	$13,183
04/30/18	$13,274	$13,815	$13,344
05/31/18	$13,434	$14,147	$13,509
06/30/18	$13,637	$14,235	$13,707
07/31/18	$14,109	$14,764	$14,192
08/31/18	$14,457	$15,245	$14,514
09/30/18	$14,602	$15,332	$14,629
10/31/18	$13,592	$14,284	$13,664
11/30/18	$14,062	$14,575	$14,131
12/31/18	$12,782	$13,259	$12,836
01/31/19	$13,779	$14,322	$13,823
02/28/19	$14,181	$14,782	$14,241
03/31/19	$14,321	$15,069	$14,398
04/30/19	$14,749	$15,679	$14,809
05/31/19	$14,001	$14,683	$14,050
06/30/19	$14,946	$15,717	$15,014
07/31/19	$15,096	$15,943	$15,169
08/31/19	$14,817	$15,691	$14,892
09/30/19	$14,945	$15,984	$15,026
10/31/19	$15,126	$16,331	$15,212
11/30/19	$15,595	$16,923	$15,690
12/31/19	$15,820	$17,434	$15,915
01/31/20	$15,639	$17,427	$15,727
02/29/20	$14,433	$15,993	$14,519
03/31/20	$12,155	$14,017	$12,226
04/30/20	$13,746	$15,814	$13,830
05/31/20	$14,579	$16,568	$14,674
06/30/20	$14,690	$16,897	$14,786
07/31/20	$15,196	$17,850	$15,297
08/31/20	$16,205	$19,133	$16,317
09/30/20	$15,861	$18,406	$15,970
10/31/20	$15,439	$17,916	$15,550
11/30/20	$17,642	$19,878	$17,774
12/31/20	$18,653	$20,642	$18,797
01/31/21	$18,249	$20,433	$18,392
02/28/21	$19,368	$20,997	$19,516
03/31/21	$19,777	$21,916	$19,932
04/30/21	$20,662	$23,086	$20,827
05/31/21	$20,806	$23,247	$20,976
06/30/21	$21,242	$23,790	$21,417
07/31/21	$21,628	$24,355	$21,812
08/31/21	$22,129	$25,096	$22,322
09/30/21	$21,134	$23,928	$21,321
10/31/21	$22,409	$25,605	$22,611
11/30/21	$20,913	$25,428	$21,103
12/31/21	$21,464	$26,567	$21,663
01/31/22	$19,822	$25,192	$20,007
02/28/22	$19,130	$24,438	$19,311
03/31/22	$19,417	$25,345	$19,605
04/30/22	$17,676	$23,135	$17,848
05/31/22	$17,450	$23,178	$17,621
06/30/22	$16,044	$21,264	$16,204
07/31/22	$17,306	$23,225	$17,480
08/31/22	$16,808	$22,278	$16,979
09/30/22	$15,431	$20,226	$15,589
10/31/22	$17,125	$21,864	$17,305
11/30/22	$17,785	$23,086	$17,976
12/31/22	$16,824	$21,756	$17,007
01/31/23	$17,806	$23,123	$18,005
02/28/23	$17,327	$22,558	$17,522
03/31/23	$17,755	$23,387	$17,960
04/30/23	$18,061	$23,752	$18,273
05/31/23	$17,808	$23,855	$18,017
06/30/23	$18,935	$25,431	$19,160
07/31/23	$19,543	$26,248	$19,778
08/31/23	$19,172	$25,830	$19,403
09/30/23	$18,335	$24,599	$18,557
10/31/23	$18,144	$24,081	$18,369
11/30/23	$19,683	$26,281	$19,930
12/31/23	$20,584	$27,475	$20,847
01/31/24	$21,080	$27,936	$21,353
02/29/24	$22,327	$29,428	$22,621
03/31/24	$23,045	$30,375	$23,352
04/30/24	$21,972	$29,134	$22,267
05/31/24	$22,824	$30,579	$23,134
06/30/24	$23,695	$31,676	$24,023
07/31/24	$23,873	$32,062	$24,207
08/31/24	$24,531	$32,839	$24,881
09/30/24	$24,983	$33,541	$25,342
10/31/24	$24,804	$33,236	$25,135
11/30/24	$26,470	$35,187	$26,828
12/31/24	$25,385	$34,349	$25,733
01/31/25	$26,409	$35,305	$26,776
02/28/25	$26,542	$34,844	$26,913
03/31/25	$25,067	$32,881	$25,420
04/30/25	$24,971	$32,658	$25,328
05/31/25	$26,444	$34,714	$26,829
06/30/25	$27,500	$36,479	$27,905

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 03/07/16
SHE	16.06%	13.36%	11.47%
S&P 500 Index	15.16%	16.64%	14.90%
MSCI USA Gender Diversity Select Index/SSGA Gender Diversity IndexFootnote Reference(1)Footnote Reference(2)	16.16%	13.55%	11.65%

Performance Inception Date	Mar. 07, 2016
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 261,972,272
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 502,482
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$261,972,272 Number of Portfolio Holdings233 Portfolio Turnover Rate48% Total Advisory Fees Paid$502,482
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	15.6%
Semiconductors & Semiconductor Equipment	7.0%
Banks	6.7%
Entertainment	6.1%
Hotels, Restaurants & Leisure	5.0%
IT Services	4.7%
Specialty Retail	4.0%
Pharmaceuticals	3.9%
Communications Equipment	3.3%
Oil, Gas & Consumable Fuels	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	5.1%
Microsoft Corp.	4.7%
Netflix, Inc.	4.1%
Cisco Systems, Inc.	3.3%
JPMorgan Chase & Co.	3.1%
Intuit, Inc.	3.0%
Accenture PLC, Class A	2.9%
ServiceNow, Inc.	2.5%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.0%

Material Fund Change [Text Block]
C000088522
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen ICE High Yield Municipal Bond ETF
Trading Symbol	HYMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Nuveen ICE High Yield Municipal Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen ICE High Yield Municipal Bond ETF	$35	0.35%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the Fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor and individual holdings. This sampling resulted in slight curve exposure differences which hurt relative performance. Slight differences in sector exposures over the reporting period hurt tracking error as well. Residual impacts were a positive factor for relative returns during the 12 month period. Yields increased over the reporting period which hurt price return, but the Fund’s yield return was helpful in generating positive absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
HYMB	0.45%	1.20%	2.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
ICE US Select High Yield Crossover Municipal Index /Bloomberg Municipal Yield Index /S&P Municipal Yield IndexFootnote Reference(1)Footnote Reference(2)	1.50%	2.69%	4.04%

Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,629,455,966
Holdings Count | Holding	1,762
Advisory Fees Paid, Amount	$ 9,564,464
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,629,455,966 Number of Portfolio Holdings1,762 Portfolio Turnover Rate10% Total Advisory Fees Paid$9,564,464
Holdings [Text Block]

Top Ten States

State	%
California	13.4%
Puerto Rico	10.0%
New York	7.3%
Illinois	7.0%
Florida	6.7%
Texas	4.6%
Wisconsin	4.3%
Ohio	4.2%
Colorado	4.1%
Pennsylvania	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 5.00%, due 07/01/58	2.1%
Buckeye Tobacco Settlement Financing Authority Revenue, OH, Class 2, 5.00%, due 06/01/55	1.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.78%, due 07/01/58	1.5%
California Infrastructure & Economic Development Bank Revenue, CA, 9.50%, due 01/01/65	1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.75%, due 07/01/53	0.8%
Commonwealth of Puerto Rico, General Obligation, PR, 4.00%, due 07/01/41	0.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR, 4.33%, due 07/01/40	0.7%
Commonwealth of Puerto Rico, General Obligation, PR, 4.00%, due 07/01/46	0.6%
New York Liberty Development Corp. Revenue, NY, 5.00%, due 11/15/44	0.5%
Matching Fund Special Purpose Securitization Corp. Revenue, VI, 5.00%, due 10/01/39	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective June 1, 2025, the Fund’s name changed from the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF to the SPDR Nuveen ICE High Yield Municipal Bond ETF.

Effective June 1, 2025, the Fund’s principal investment strategy changed. The SPDR Nuveen ICE High Yield Municipal Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ICE US Select High Yield Crossover Municipal Index.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the Fund’s name changed from the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF to the SPDR Nuveen ICE High Yield Municipal Bond ETF.
Material Fund Change Strategies [Text Block]

Effective June 1, 2025, the Fund’s principal investment strategy changed. The SPDR Nuveen ICE High Yield Municipal Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ICE US Select High Yield Crossover Municipal Index.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047970
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen ICE Municipal Bond ETF
Trading Symbol	TFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Nuveen ICE Municipal Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen ICE Municipal Bond ETF	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the Fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor and individual holdings. This sampling resulted in slight curve exposure differences which helped relative performance. Slight differences in sector exposures over the reporting period hurt tracking error. Special Tax and General Obligation sectors had the most impact. Residual impacts were also negative. Yields increased over the reporting period which hurt price return, but the Fund’s yield return was helpful in generating positive absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
TFI	0.34%	(0.65%)	1.66%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money Index/ Bloomberg Municipal Managed Money 1-25 YearsFootnote Reference(1)Footnote Reference(2)	0.95%	(0.05%)	2.13%

Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,221,156,818
Holdings Count | Holding	1,506
Advisory Fees Paid, Amount	$ 8,067,040
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,221,156,818 Number of Portfolio Holdings1,506 Portfolio Turnover Rate33% Total Advisory Fees Paid$8,067,040
Holdings [Text Block]

Top Ten States

State	%
California	15.6%
New York	15.4%
Texas	13.1%
Illinois	3.5%
Massachusetts	3.4%
Pennsylvania	3.3%
Washington	2.9%
Florida	2.8%
Georgia	2.8%
New Jersey	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Commonwealth of Massachusetts, General Obligation, MA, 5.25%, due 10/01/47	0.5%
State of California, General Obligation, CA, 5.00%, due 11/01/31	0.4%
City of New York, General Obligation, NY, 5.00%, due 08/01/31	0.4%
University of California Revenue, CA, 5.00%, due 05/15/29	0.4%
University of California Revenue, CA, 5.00%, due 05/15/40	0.3%
State of Maryland, General Obligation, MD, 5.00%, due 06/01/34	0.3%
City of New York, General Obligation, NY, 5.00%, due 08/01/27	0.3%
State of California, General Obligation, CA, 4.00%, due 03/01/36	0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 5.00%, due 11/01/25	0.3%
Los Angeles Community College District, General Obligation, CA, 5.00%, due 08/01/29	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective June 1, 2025, the Fund’s name changed from the SPDR Nuveen Bloomberg Municipal Bond ETF to the SPDR Nuveen ICE Municipal Bond ETF.

Effective June 1, 2025, the Fund’s principal investment strategy changed. The SPDR Nuveen ICE Municipal Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ICE 1+ Year AMT-Free Broad Municipal Index.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the Fund’s name changed from the SPDR Nuveen Bloomberg Municipal Bond ETF to the SPDR Nuveen ICE Municipal Bond ETF.
Material Fund Change Strategies [Text Block]

Effective June 1, 2025, the Fund’s principal investment strategy changed. The SPDR Nuveen ICE Municipal Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ICE 1+ Year AMT-Free Broad Municipal Index.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047964
Shareholder Report [Line Items]
Fund Name	SPDR Nuveen ICE Short Term Municipal Bond ETF
Trading Symbol	SHM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Nuveen ICE Short Term Municipal Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Nuveen ICE Short Term Municipal Bond ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the Fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor and individual holdings. This sampling resulted in slight curve exposure differences which helped relative performance, as did sector exposures. Residual impacts hurt relative performance and make up the tracking difference over the reporting period. Yields declined on the short end of the municipal yield curve which helped provide positive total return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SHM	3.75%	0.49%	1.10%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term IndexFootnote Reference(1)Footnote Reference(2)	3.88%	0.76%	1.36%

Material Change Date	Jun. 30, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,408,251,015
Holdings Count | Holding	808
Advisory Fees Paid, Amount	$ 7,125,799
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$3,408,251,015 Number of Portfolio Holdings808 Portfolio Turnover Rate31% Total Advisory Fees Paid$7,125,799
Holdings [Text Block]

Top Ten States

State	%
California	18.7%
New York	15.4%
Texas	10.9%
Washington	4.5%
Connecticut	3.3%
Maryland	3.0%
Massachusetts	2.6%
Pennsylvania	2.6%
Georgia	2.4%
Florida	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State of California, 5.00%, due 09/01/28	1.3%
City of New York, 5.00%, due 08/01/27	1.2%
Triborough Bridge & Tunnel Authority, 4.00%, due 05/15/27	0.8%
University of California, 5.00%, due 05/15/29	0.7%
State of California, 5.00%, due 10/01/27	0.7%
City of Dallas, 5.00%, due 02/15/28	0.7%
New York State Dormitory Authority, 5.00%, due 03/15/29	0.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/01/27	0.6%
Commonwealth of Pennsylvania, 5.00%, due 09/01/26	0.6%
Triborough Bridge & Tunnel Authority, 5.00%, due 11/15/28	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective June 1, 2025, the Fund’s name changed from the SPDR Nuveen Bloomberg Short Term Municipal Bond ETF to the SPDR Nuveen ICE Short Term Municipal Bond ETF.

Effective June 1, 2025, the Fund’s principal investment strategy changed. The SPDR Nuveen ICE Short Term Municipal Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ICE 1-5 Year AMT-Free Broad Municipal Index.

Material Fund Change Name [Text Block]	Effective June 1, 2025, the Fund’s name changed from the SPDR Nuveen Bloomberg Short Term Municipal Bond ETF to the SPDR Nuveen ICE Short Term Municipal Bond ETF.
Material Fund Change Strategies [Text Block]

Effective June 1, 2025, the Fund’s principal investment strategy changed. The SPDR Nuveen ICE Short Term Municipal Bond ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ICE 1-5 Year AMT-Free Broad Municipal Index.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047971
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Aggregate Bond ETF
Trading Symbol	SPAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Aggregate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Aggregate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Treasuries were similarly volatile throughout the period, though both credit spreads and Treasury yields ended the reporting period lower than where they started, resulting in a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPAB	6.07%	(0.74%)	1.71%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16%)	1.17%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 8,821,663,180
Holdings Count | Holding	8,200
Advisory Fees Paid, Amount	$ 2,422,234
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$8,821,663,180 Number of Portfolio Holdings8,200 Portfolio Turnover Rate17% Total Advisory Fees Paid$2,422,234
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	44.5%
U.S. Government Agency Obligations	25.6%
Corporate Bonds & Notes	24.1%
Short-Term Investments	5.2%
Foreign Government Obligations	2.9%
Mortgage-Backed Securities	0.7%
Municipal Bonds & Notes	0.5%
Asset-Backed Securities	0.3%
Commercial Mortgage Backed Securities	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.13%, due 07/31/31	0.8%
U.S. Treasury Notes, 4.25%, due 06/30/29	0.6%
U.S. Treasury Notes, 4.38%, due 07/15/27	0.6%
U.S. Treasury Notes, 3.88%, due 03/31/27	0.5%
U.S. Treasury Notes, 4.63%, due 05/31/31	0.5%
U.S. Treasury Notes, 4.38%, due 11/30/28	0.5%
U.S. Treasury Notes, 4.00%, due 03/31/30	0.5%
U.S. Treasury Notes, 4.13%, due 02/28/27	0.5%
U.S. Treasury Notes, 3.75%, due 06/30/27	0.5%
U.S. Treasury Notes, 4.25%, due 12/31/26	0.4%

Material Fund Change [Text Block]
C000099139
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Corporate Bond ETF
Trading Symbol	SPBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Corporate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Corporate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period tighter than where they started, impacting performance positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPBO	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,061	$10,070	$10,061
08/31/15	$9,994	$10,055	$9,998
09/30/15	$10,060	$10,123	$10,065
10/31/15	$10,080	$10,125	$10,087
11/30/15	$10,050	$10,098	$10,061
12/31/15	$9,966	$10,065	$9,999
01/31/16	$10,025	$10,204	$10,082
02/29/16	$10,079	$10,276	$10,134
03/31/16	$10,306	$10,371	$10,356
04/30/16	$10,433	$10,410	$10,479
05/31/16	$10,439	$10,413	$10,488
06/30/16	$10,656	$10,600	$10,708
07/31/16	$10,785	$10,667	$10,842
08/31/16	$10,799	$10,655	$10,855
09/30/16	$10,793	$10,649	$10,849
10/31/16	$10,721	$10,567	$10,793
11/30/16	$10,447	$10,317	$10,525
12/31/16	$10,504	$10,332	$10,589
01/31/17	$10,560	$10,352	$10,651
02/28/17	$10,669	$10,422	$10,761
03/31/17	$10,648	$10,416	$10,742
04/30/17	$10,753	$10,497	$10,851
05/31/17	$10,862	$10,577	$10,961
06/30/17	$10,881	$10,567	$10,979
07/31/17	$10,957	$10,612	$11,057
08/31/17	$11,048	$10,707	$11,152
09/30/17	$11,006	$10,656	$11,110
10/31/17	$11,052	$10,663	$11,161
11/30/17	$11,030	$10,649	$11,146
12/31/17	$11,113	$10,698	$11,229
01/31/18	$11,010	$10,575	$11,127
02/28/18	$10,869	$10,474	$10,985
03/31/18	$10,890	$10,542	$11,007
04/30/18	$10,795	$10,463	$10,922
05/31/18	$10,853	$10,538	$10,978
06/30/18	$10,798	$10,525	$10,919
07/31/18	$10,861	$10,527	$10,990
08/31/18	$10,911	$10,595	$11,044
09/30/18	$10,871	$10,527	$11,005
10/31/18	$10,713	$10,444	$10,844
11/30/18	$10,700	$10,506	$10,826
12/31/18	$10,856	$10,699	$10,985
01/31/19	$11,114	$10,813	$11,244
02/28/19	$11,138	$10,806	$11,268
03/31/19	$11,422	$11,014	$11,551
04/30/19	$11,485	$11,017	$11,613
05/31/19	$11,651	$11,212	$11,780
06/30/19	$11,943	$11,353	$12,068
07/31/19	$12,013	$11,378	$12,135
08/31/19	$12,389	$11,673	$12,517
09/30/19	$12,308	$11,611	$12,435
10/31/19	$12,384	$11,646	$12,511
11/30/19	$12,419	$11,640	$12,542
12/31/19	$12,458	$11,632	$12,583
01/31/20	$12,749	$11,855	$12,878
02/29/20	$12,915	$12,069	$13,050
03/31/20	$11,997	$11,998	$12,125
04/30/20	$12,648	$12,211	$12,761
05/31/20	$12,858	$12,268	$12,961
06/30/20	$13,125	$12,345	$13,215
07/31/20	$13,554	$12,530	$13,644
08/31/20	$13,359	$12,428	$13,456
09/30/20	$13,318	$12,422	$13,418
10/31/20	$13,299	$12,366	$13,393
11/30/20	$13,685	$12,488	$13,767
12/31/20	$13,751	$12,505	$13,827
01/31/21	$13,573	$12,415	$13,649
02/28/21	$13,341	$12,236	$13,414
03/31/21	$13,116	$12,083	$13,184
04/30/21	$13,264	$12,178	$13,330
05/31/21	$13,368	$12,218	$13,432
06/30/21	$13,582	$12,304	$13,651
07/31/21	$13,768	$12,442	$13,838
08/31/21	$13,727	$12,418	$13,796
09/30/21	$13,585	$12,310	$13,651
10/31/21	$13,616	$12,307	$13,685
11/30/21	$13,624	$12,343	$13,693
12/31/21	$13,596	$12,312	$13,682
01/31/22	$13,158	$12,047	$13,222
02/28/22	$12,895	$11,912	$12,957
03/31/22	$12,573	$11,581	$12,631
04/30/22	$11,888	$11,142	$11,940
05/31/22	$11,994	$11,214	$12,052
06/30/22	$11,658	$11,038	$11,714
07/31/22	$12,034	$11,307	$12,093
08/31/22	$11,681	$10,988	$11,739
09/30/22	$11,064	$10,513	$11,122
10/31/22	$10,946	$10,377	$11,007
11/30/22	$11,514	$10,759	$11,577
12/31/22	$11,440	$10,710	$11,526
01/31/23	$11,932	$11,040	$11,988
02/28/23	$11,553	$10,754	$11,606
03/31/23	$11,876	$11,027	$11,930
04/30/23	$11,970	$11,094	$12,021
05/31/23	$11,797	$10,973	$11,847
06/30/23	$11,852	$10,934	$11,896
07/31/23	$11,899	$10,927	$11,937
08/31/23	$11,808	$10,857	$11,844
09/30/23	$11,493	$10,581	$11,528
10/31/23	$11,274	$10,414	$11,312
11/30/23	$11,956	$10,886	$11,988
12/31/23	$12,465	$11,302	$12,508
01/31/24	$12,461	$11,271	$12,487
02/29/24	$12,274	$11,112	$12,299
03/31/24	$12,434	$11,215	$12,458
04/30/24	$12,124	$10,931	$12,141
05/31/24	$12,352	$11,117	$12,368
06/30/24	$12,430	$11,222	$12,447
07/31/24	$12,728	$11,484	$12,744
08/31/24	$12,932	$11,649	$12,944
09/30/24	$13,164	$11,805	$13,173
10/31/24	$12,847	$11,512	$12,854
11/30/24	$13,040	$11,634	$13,026
12/31/24	$12,779	$11,444	$12,774
01/31/25	$12,845	$11,504	$12,844
02/28/25	$13,108	$11,757	$13,106
03/31/25	$13,069	$11,762	$13,068
04/30/25	$13,056	$11,808	$13,064
05/31/25	$13,061	$11,723	$13,063
06/30/25	$13,319	$11,904	$13,307

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPBO	7.15%	0.29%	2.91%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate IndexFootnote Reference(1)Footnote Reference(2)	6.91%	0.14%	2.90%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,629,323,347
Holdings Count | Holding	4,452
Advisory Fees Paid, Amount	$ 507,269
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,629,323,347 Number of Portfolio Holdings4,452 Portfolio Turnover Rate22% Total Advisory Fees Paid$507,269
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	21.9%
Electric	8.6%
Pharmaceuticals	4.8%
Telecommunications	4.2%
Real Estate Investment Trusts	4.0%
Health Care Services	3.7%
Pipelines	3.5%
Diversified Financial Services	3.4%
Oil & Gas	3.0%
Insurance	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Bank of America Corp., 3.59%, due 07/21/28	0.3%
Goldman Sachs Group, Inc., 3.81%, due 04/23/29	0.3%
JPMorgan Chase & Co., 3.54%, due 05/01/28	0.2%
JPMorgan Chase & Co., 5.72%, due 09/14/33	0.2%
BAT Capital Corp., 7.08%, due 08/02/43	0.2%
Bank of America Corp., 6.11%, due 01/29/37	0.2%
CVS Health Corp., 6.00%, due 06/01/44	0.2%
AbbVie, Inc., 2.95%, due 11/21/26	0.2%
Bank of America Corp., 3.97%, due 03/05/29	0.2%
Verizon Communications, Inc., 2.10%, due 03/22/28	0.2%

Material Fund Change [Text Block]
C000113018
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio High Yield Bond ETF
Trading Symbol	SPHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio High Yield Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio High Yield Bond ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused high yield credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, spreads still ended the period tighter than where they started due to a general risk-on market sentiment, impacting performance positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPHY	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,015	$10,070	$10,020
08/31/15	$9,906	$10,055	$9,913
09/30/15	$9,827	$10,123	$9,834
10/31/15	$10,020	$10,125	$10,023
11/30/15	$9,926	$10,098	$9,928
12/31/15	$9,763	$10,065	$9,771
01/31/16	$9,707	$10,204	$9,728
02/29/16	$9,803	$10,276	$9,824
03/31/16	$10,140	$10,371	$10,153
04/30/16	$10,372	$10,410	$10,392
05/31/16	$10,367	$10,413	$10,397
06/30/16	$10,539	$10,600	$10,564
07/31/16	$10,747	$10,667	$10,772
08/31/16	$10,860	$10,655	$10,876
09/30/16	$10,876	$10,649	$10,887
10/31/16	$10,846	$10,567	$10,862
11/30/16	$10,654	$10,317	$10,678
12/31/16	$10,779	$10,332	$10,796
01/31/17	$10,858	$10,352	$10,879
02/28/17	$10,974	$10,422	$10,998
03/31/17	$10,957	$10,416	$10,983
04/30/17	$11,077	$10,497	$11,111
05/31/17	$11,188	$10,577	$11,225
06/30/17	$11,216	$10,567	$11,261
07/31/17	$11,316	$10,612	$11,361
08/31/17	$11,368	$10,707	$11,413
09/30/17	$11,409	$10,656	$11,452
10/31/17	$11,451	$10,663	$11,497
11/30/17	$11,425	$10,649	$11,480
12/31/17	$11,486	$10,698	$11,537
01/31/18	$11,453	$10,575	$11,504
02/28/18	$11,302	$10,474	$11,355
03/31/18	$11,283	$10,542	$11,333
04/30/18	$11,240	$10,463	$11,300
05/31/18	$11,235	$10,538	$11,303
06/30/18	$11,195	$10,525	$11,268
07/31/18	$11,307	$10,527	$11,382
08/31/18	$11,382	$10,595	$11,460
09/30/18	$11,382	$10,527	$11,466
10/31/18	$11,210	$10,444	$11,307
11/30/18	$11,176	$10,506	$11,270
12/31/18	$11,165	$10,699	$11,261
01/31/19	$11,530	$10,813	$11,621
02/28/19	$11,643	$10,806	$11,740
03/31/19	$11,861	$11,014	$11,966
04/30/19	$12,004	$11,017	$12,134
05/31/19	$11,841	$11,212	$11,980
06/30/19	$12,124	$11,353	$12,273
07/31/19	$12,188	$11,378	$12,336
08/31/19	$12,230	$11,673	$12,384
09/30/19	$12,284	$11,611	$12,424
10/31/19	$12,305	$11,646	$12,452
11/30/19	$12,344	$11,640	$12,486
12/31/19	$12,626	$11,632	$12,748
01/31/20	$12,622	$11,855	$12,748
02/29/20	$12,438	$12,069	$12,550
03/31/20	$10,973	$11,998	$11,075
04/30/20	$11,394	$12,211	$11,496
05/31/20	$11,912	$12,268	$12,021
06/30/20	$12,029	$12,345	$12,138
07/31/20	$12,604	$12,530	$12,718
08/31/20	$12,736	$12,428	$12,844
09/30/20	$12,599	$12,422	$12,710
10/31/20	$12,663	$12,366	$12,769
11/30/20	$13,190	$12,488	$13,280
12/31/20	$13,450	$12,505	$13,534
01/31/21	$13,510	$12,415	$13,585
02/28/21	$13,579	$12,236	$13,633
03/31/21	$13,616	$12,083	$13,656
04/30/21	$13,770	$12,178	$13,806
05/31/21	$13,815	$12,218	$13,846
06/30/21	$14,003	$12,304	$14,035
07/31/21	$14,047	$12,442	$14,085
08/31/21	$14,118	$12,418	$14,162
09/30/21	$14,121	$12,310	$14,166
10/31/21	$14,106	$12,307	$14,141
11/30/21	$13,967	$12,343	$13,996
12/31/21	$14,233	$12,312	$14,259
01/31/22	$13,854	$12,047	$13,867
02/28/22	$13,737	$11,912	$13,743
03/31/22	$13,618	$11,581	$13,616
04/30/22	$13,153	$11,142	$13,121
05/31/22	$13,176	$11,214	$13,153
06/30/22	$12,296	$11,038	$12,258
07/31/22	$13,007	$11,307	$12,996
08/31/22	$12,717	$10,988	$12,685
09/30/22	$12,209	$10,513	$12,175
10/31/22	$12,549	$10,377	$12,522
11/30/22	$12,787	$10,759	$12,756
12/31/22	$12,702	$10,710	$12,660
01/31/23	$13,189	$11,040	$13,155
02/28/23	$13,021	$10,754	$12,985
03/31/23	$13,156	$11,027	$13,131
04/30/23	$13,291	$11,094	$13,257
05/31/23	$13,174	$10,973	$13,132
06/30/23	$13,398	$10,934	$13,345
07/31/23	$13,589	$10,927	$13,535
08/31/23	$13,623	$10,857	$13,574
09/30/23	$13,453	$10,581	$13,416
10/31/23	$13,294	$10,414	$13,250
11/30/23	$13,899	$10,886	$13,853
12/31/23	$14,422	$11,302	$14,364
01/31/24	$14,423	$11,271	$14,366
02/29/24	$14,461	$11,112	$14,409
03/31/24	$14,632	$11,215	$14,580
04/30/24	$14,498	$10,931	$14,435
05/31/24	$14,658	$11,117	$14,598
06/30/24	$14,801	$11,222	$14,739
07/31/24	$15,091	$11,484	$15,029
08/31/24	$15,333	$11,649	$15,268
09/30/24	$15,573	$11,805	$15,517
10/31/24	$15,491	$11,512	$15,432
11/30/24	$15,677	$11,634	$15,608
12/31/24	$15,613	$11,444	$15,542
01/31/25	$15,836	$11,504	$15,756
02/28/25	$15,937	$11,757	$15,859
03/31/25	$15,757	$11,762	$15,688
04/30/25	$15,731	$11,808	$15,689
05/31/25	$16,005	$11,723	$15,953
06/30/25	$16,298	$11,904	$16,249

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPHY	10.12%	6.26%	5.01%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate IndexFootnote Reference(1)Footnote Reference(2)	10.24%	6.00%	4.97%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 8,664,273,828
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 3,342,574
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$8,664,273,828 Number of Portfolio Holdings1,928 Portfolio Turnover Rate52% Total Advisory Fees Paid$3,342,574
Holdings [Text Block]

Top Ten Industries

Industry	%
Media	7.2%
Telecommunications	5.4%
Oil & Gas	5.4%
Diversified Financial Services	5.4%
Commercial Services	5.3%
Retail	5.1%
Pipelines	4.2%
Health Care Services	4.1%
Real Estate Investment Trusts	3.5%
Chemicals	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	0.4%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.3%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.3%
1261229 BC Ltd., 10.00%, due 04/15/32	0.3%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
Medline Borrower LP, 3.88%, due 04/01/29	0.3%
DISH Network Corp., 11.75%, due 11/15/27	0.3%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, due 05/01/27	0.2%
TransDigm, Inc., 6.38%, due 03/01/29	0.2%

Material Fund Change [Text Block]
C000066454
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Intermediate Term Corporate Bond ETF
Trading Symbol	SPIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period tighter than where they started, impacting performance positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPIB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Corporate Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,029	$10,070	$10,029
08/31/15	$9,991	$10,055	$9,997
09/30/15	$10,062	$10,123	$10,071
10/31/15	$10,088	$10,125	$10,097
11/30/15	$10,077	$10,098	$10,087
12/31/15	$10,015	$10,065	$10,029
01/31/16	$10,069	$10,204	$10,083
02/29/16	$10,110	$10,276	$10,128
03/31/16	$10,290	$10,371	$10,306
04/30/16	$10,378	$10,410	$10,392
05/31/16	$10,369	$10,413	$10,385
06/30/16	$10,523	$10,600	$10,536
07/31/16	$10,603	$10,667	$10,615
08/31/16	$10,611	$10,655	$10,621
09/30/16	$10,619	$10,649	$10,630
10/31/16	$10,588	$10,567	$10,600
11/30/16	$10,395	$10,317	$10,409
12/31/16	$10,421	$10,332	$10,435
01/31/17	$10,461	$10,352	$10,475
02/28/17	$10,542	$10,422	$10,556
03/31/17	$10,541	$10,416	$10,556
04/30/17	$10,627	$10,497	$10,643
05/31/17	$10,703	$10,577	$10,718
06/30/17	$10,696	$10,567	$10,714
07/31/17	$10,773	$10,612	$10,792
08/31/17	$10,832	$10,707	$10,851
09/30/17	$10,806	$10,656	$10,826
10/31/17	$10,828	$10,663	$10,850
11/30/17	$10,786	$10,649	$10,812
12/31/17	$10,818	$10,698	$10,844
01/31/18	$10,732	$10,575	$10,758
02/28/18	$10,647	$10,474	$10,675
03/31/18	$10,654	$10,542	$10,681
04/30/18	$10,605	$10,463	$10,634
05/31/18	$10,665	$10,538	$10,692
06/30/18	$10,642	$10,525	$10,671
07/31/18	$10,689	$10,527	$10,718
08/31/18	$10,754	$10,595	$10,783
09/30/18	$10,725	$10,527	$10,757
10/31/18	$10,674	$10,444	$10,708
11/30/18	$10,670	$10,506	$10,707
12/31/18	$10,780	$10,699	$10,819
01/31/19	$10,971	$10,813	$11,012
02/28/19	$11,010	$10,806	$11,053
03/31/19	$11,190	$11,014	$11,233
04/30/19	$11,242	$11,017	$11,286
05/31/19	$11,357	$11,212	$11,401
06/30/19	$11,542	$11,353	$11,585
07/31/19	$11,567	$11,378	$11,611
08/31/19	$11,768	$11,673	$11,813
09/30/19	$11,740	$11,611	$11,786
10/31/19	$11,811	$11,646	$11,860
11/30/19	$11,816	$11,640	$11,865
12/31/19	$11,867	$11,632	$11,916
01/31/20	$12,041	$11,855	$12,090
02/29/20	$12,161	$12,069	$12,209
03/31/20	$11,494	$11,998	$11,540
04/30/20	$11,966	$12,211	$12,003
05/31/20	$12,196	$12,268	$12,222
06/30/20	$12,392	$12,345	$12,420
07/31/20	$12,581	$12,530	$12,607
08/31/20	$12,584	$12,428	$12,607
09/30/20	$12,561	$12,422	$12,585
10/31/20	$12,566	$12,366	$12,590
11/30/20	$12,709	$12,488	$12,740
12/31/20	$12,773	$12,505	$12,806
01/31/21	$12,724	$12,415	$12,758
02/28/21	$12,620	$12,236	$12,654
03/31/21	$12,490	$12,083	$12,526
04/30/21	$12,581	$12,178	$12,619
05/31/21	$12,654	$12,218	$12,691
06/30/21	$12,698	$12,304	$12,739
07/31/21	$12,800	$12,442	$12,840
08/31/21	$12,773	$12,418	$12,815
09/30/21	$12,707	$12,310	$12,749
10/31/21	$12,636	$12,307	$12,680
11/30/21	$12,616	$12,343	$12,660
12/31/21	$12,627	$12,312	$12,678
01/31/22	$12,393	$12,047	$12,438
02/28/22	$12,258	$11,912	$12,303
03/31/22	$11,963	$11,581	$12,012
04/30/22	$11,617	$11,142	$11,666
05/31/22	$11,720	$11,214	$11,770
06/30/22	$11,488	$11,038	$11,541
07/31/22	$11,755	$11,307	$11,815
08/31/22	$11,510	$10,988	$11,571
09/30/22	$11,118	$10,513	$11,181
10/31/22	$11,070	$10,377	$11,135
11/30/22	$11,430	$10,759	$11,494
12/31/22	$11,405	$10,710	$11,486
01/31/23	$11,715	$11,040	$11,775
02/28/23	$11,479	$10,754	$11,543
03/31/23	$11,697	$11,027	$11,773
04/30/23	$11,788	$11,094	$11,864
05/31/23	$11,694	$10,973	$11,774
06/30/23	$11,675	$10,934	$11,754
07/31/23	$11,746	$10,927	$11,824
08/31/23	$11,724	$10,857	$11,803
09/30/23	$11,559	$10,581	$11,641
10/31/23	$11,467	$10,414	$11,553
11/30/23	$11,899	$10,886	$11,983
12/31/23	$12,232	$11,302	$12,323
01/31/24	$12,266	$11,271	$12,347
02/29/24	$12,156	$11,112	$12,238
03/31/24	$12,272	$11,215	$12,355
04/30/24	$12,108	$10,931	$12,189
05/31/24	$12,280	$11,117	$12,361
06/30/24	$12,363	$11,222	$12,446
07/31/24	$12,609	$11,484	$12,695
08/31/24	$12,772	$11,649	$12,859
09/30/24	$12,938	$11,805	$13,026
10/31/24	$12,740	$11,512	$12,826
11/30/24	$12,865	$11,634	$12,939
12/31/24	$12,762	$11,444	$12,844
01/31/25	$12,837	$11,504	$12,923
02/28/25	$13,014	$11,757	$13,100
03/31/25	$13,048	$11,762	$13,136
04/30/25	$13,120	$11,808	$13,212
05/31/25	$13,148	$11,723	$13,238
06/30/25	$13,330	$11,904	$13,415

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPIB	7.82%	1.47%	2.92%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Intermediate Corporate Bond Index	7.78%	1.55%	2.98%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 10,061,431,143
Holdings Count | Holding	4,893
Advisory Fees Paid, Amount	$ 3,772,732
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$10,061,431,143 Number of Portfolio Holdings4,893 Portfolio Turnover Rate30% Total Advisory Fees Paid$3,772,732
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	27.3%
Electric	7.1%
Real Estate Investment Trusts	5.1%
Diversified Financial Services	4.3%
Pharmaceuticals	3.7%
Telecommunications	3.1%
Auto Manufacturers	3.1%
Pipelines	3.1%
Oil & Gas	2.9%
Health Care Services	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Bank of America Corp., 5.46%, due 05/09/36	0.3%
Goldman Sachs Group, Inc., 5.22%, due 04/23/31	0.2%
HSBC Holdings PLC, 5.79%, due 05/13/36	0.2%
Citigroup, Inc., 4.64%, due 05/07/28	0.2%
Morgan Stanley Bank NA, 4.45%, due 10/15/27	0.1%
Morgan Stanley, 5.19%, due 04/17/31	0.1%
Morgan Stanley, 2.70%, due 01/22/31	0.1%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.1%
Bank of America Corp., 4.62%, due 05/09/29	0.1%
JPMorgan Chase & Co., 5.10%, due 04/22/31	0.1%

Material Fund Change [Text Block]
C000047965
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Intermediate Term Treasury ETF
Trading Symbol	SPTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Intermediate Term Treasury ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Intermediate Term Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to Treasury markets, with 5-year yields starting the period at 4.42%, troughing at 3.40% before spiking to a high of 4.60%, and ultimately ending the period at 3.80%. These large swings resulted in volatile performance for intermediate Treasuries throughout the period, though overall lower yields meant that the sector realized positive returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPTI	6.68%	(0.76%)	1.43%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury IndexFootnote Reference(1)Footnote Reference(2)	6.67%	(0.72%)	1.48%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 8,816,337,323
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,156,029
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$8,816,337,323 Number of Portfolio Holdings106 Portfolio Turnover Rate24% Total Advisory Fees Paid$2,156,029
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	98.9%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.63%, due 02/15/35	2.1%
U.S. Treasury Notes, 4.38%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.25%, due 11/15/34	2.0%
U.S. Treasury Notes, 3.88%, due 08/15/34	1.9%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.9%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.9%
U.S. Treasury Notes, 4.00%, due 02/28/30	1.8%
U.S. Treasury Notes, 2.75%, due 08/15/32	1.8%
U.S. Treasury Notes, 3.88%, due 08/15/33	1.7%
U.S. Treasury Notes, 4.13%, due 11/15/32	1.7%

Material Fund Change [Text Block]
C000066455
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Long Term Corporate Bond ETF
Trading Symbol	SPLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Long Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period tighter than where they started, impacting performance positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPLB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Term Corporate Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,166	$10,070	$10,159
08/31/15	$10,036	$10,055	$10,034
09/30/15	$10,111	$10,123	$10,110
10/31/15	$10,200	$10,125	$10,190
11/30/15	$10,151	$10,098	$10,139
12/31/15	$10,022	$10,065	$10,012
01/31/16	$10,023	$10,204	$10,004
02/29/16	$10,186	$10,276	$10,171
03/31/16	$10,719	$10,371	$10,696
04/30/16	$10,986	$10,410	$10,972
05/31/16	$10,983	$10,413	$10,962
06/30/16	$11,431	$10,600	$11,406
07/31/16	$11,776	$10,667	$11,754
08/31/16	$11,836	$10,655	$11,812
09/30/16	$11,722	$10,649	$11,698
10/31/16	$11,480	$10,567	$11,466
11/30/16	$10,943	$10,317	$10,931
12/31/16	$11,123	$10,332	$11,111
01/31/17	$11,140	$10,352	$11,124
02/28/17	$11,361	$10,422	$11,347
03/31/17	$11,274	$10,416	$11,262
04/30/17	$11,456	$10,497	$11,445
05/31/17	$11,706	$10,577	$11,692
06/30/17	$11,831	$10,567	$11,818
07/31/17	$11,916	$10,612	$11,905
08/31/17	$12,073	$10,707	$12,058
09/30/17	$12,067	$10,656	$12,051
10/31/17	$12,171	$10,663	$12,148
11/30/17	$12,204	$10,649	$12,183
12/31/17	$12,481	$10,698	$12,454
01/31/18	$12,320	$10,575	$12,292
02/28/18	$11,893	$10,474	$11,871
03/31/18	$11,975	$10,542	$11,950
04/30/18	$11,741	$10,463	$11,717
05/31/18	$11,799	$10,538	$11,776
06/30/18	$11,633	$10,525	$11,611
07/31/18	$11,818	$10,527	$11,806
08/31/18	$11,851	$10,595	$11,835
09/30/18	$11,773	$10,527	$11,764
10/31/18	$11,348	$10,444	$11,337
11/30/18	$11,290	$10,506	$11,280
12/31/18	$11,555	$10,699	$11,552
01/31/19	$11,951	$10,813	$11,967
02/28/19	$11,939	$10,806	$11,954
03/31/19	$12,457	$11,014	$12,473
04/30/19	$12,537	$11,017	$12,557
05/31/19	$12,828	$11,212	$12,845
06/30/19	$13,356	$11,353	$13,374
07/31/19	$13,515	$11,378	$13,535
08/31/19	$14,307	$11,673	$14,329
09/30/19	$14,099	$11,611	$14,124
10/31/19	$14,179	$11,646	$14,205
11/30/19	$14,272	$11,640	$14,296
12/31/19	$14,284	$11,632	$14,312
01/31/20	$14,848	$11,855	$14,879
02/29/20	$15,142	$12,069	$15,171
03/31/20	$13,616	$11,998	$13,666
04/30/20	$14,630	$12,211	$14,680
05/31/20	$14,795	$12,268	$14,845
06/30/20	$15,161	$12,345	$15,219
07/31/20	$16,086	$12,530	$16,162
08/31/20	$15,501	$12,428	$15,582
09/30/20	$15,439	$12,422	$15,509
10/31/20	$15,354	$12,366	$15,426
11/30/20	$16,182	$12,488	$16,257
12/31/20	$16,225	$12,505	$16,307
01/31/21	$15,787	$12,415	$15,868
02/28/21	$15,276	$12,236	$15,362
03/31/21	$14,837	$12,083	$14,919
04/30/21	$15,088	$12,178	$15,177
05/31/21	$15,244	$12,218	$15,342
06/30/21	$15,794	$12,304	$15,909
07/31/21	$16,150	$12,442	$16,275
08/31/21	$16,069	$12,418	$16,197
09/30/21	$15,768	$12,310	$15,890
10/31/21	$16,006	$12,307	$16,128
11/30/21	$16,067	$12,343	$16,192
12/31/21	$15,954	$12,312	$16,123
01/31/22	$15,094	$12,047	$15,217
02/28/22	$14,568	$11,912	$14,691
03/31/22	$14,161	$11,581	$14,283
04/30/22	$12,777	$11,142	$12,888
05/31/22	$12,906	$11,214	$13,017
06/30/22	$12,352	$11,038	$12,455
07/31/22	$12,934	$11,307	$13,055
08/31/22	$12,351	$10,988	$12,467
09/30/22	$11,271	$10,513	$11,377
10/31/22	$11,017	$10,377	$11,122
11/30/22	$12,016	$10,759	$12,131
12/31/22	$11,827	$10,710	$11,992
01/31/23	$12,692	$11,040	$12,820
02/28/23	$11,998	$10,754	$12,122
03/31/23	$12,501	$11,027	$12,645
04/30/23	$12,595	$11,094	$12,740
05/31/23	$12,250	$10,973	$12,386
06/30/23	$12,442	$10,934	$12,577
07/31/23	$12,430	$10,927	$12,561
08/31/23	$12,193	$10,857	$12,316
09/30/23	$11,553	$10,581	$11,668
10/31/23	$11,070	$10,414	$11,178
11/30/23	$12,271	$10,886	$12,391
12/31/23	$13,146	$11,302	$13,303
01/31/24	$13,056	$11,271	$13,187
02/29/24	$12,707	$11,112	$12,828
03/31/24	$12,949	$11,215	$13,079
04/30/24	$12,323	$10,931	$12,433
05/31/24	$12,669	$11,117	$12,784
06/30/24	$12,734	$11,222	$12,851
07/31/24	$13,139	$11,484	$13,259
08/31/24	$13,419	$11,649	$13,540
09/30/24	$13,783	$11,805	$13,906
10/31/24	$13,211	$11,512	$13,327
11/30/24	$13,541	$11,634	$13,630
12/31/24	$12,940	$11,444	$13,044
01/31/25	$12,985	$11,504	$13,098
02/28/25	$13,427	$11,757	$13,545
03/31/25	$13,233	$11,762	$13,354
04/30/25	$13,056	$11,808	$13,182
05/31/25	$12,997	$11,723	$13,122
06/30/25	$13,402	$11,904	$13,518

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPLB	5.25%	(2.44%)	2.97%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Long Term Corporate Bond Index	5.19%	(2.34%)	3.06%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,195,685,552
Holdings Count | Holding	3,030
Advisory Fees Paid, Amount	$ 410,523
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,195,685,552 Number of Portfolio Holdings3,030 Portfolio Turnover Rate16% Total Advisory Fees Paid$410,523
Holdings [Text Block]

Top Ten Industries

Industry	%
Electric	13.1%
Banks	8.2%
Pharmaceuticals	7.0%
Health Care Services	6.1%
Telecommunications	5.8%
Pipelines	4.6%
Media	4.5%
Oil & Gas	4.3%
Transportation	3.6%
Insurance	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.4%
CVS Health Corp., 5.05%, due 03/25/48	0.3%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.3%
HSBC Holdings PLC, 6.33%, due 03/09/44	0.3%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, due 01/23/49	0.3%
AT&T, Inc., 3.50%, due 09/15/53	0.2%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.2%
Wells Fargo & Co., 5.01%, due 04/04/51	0.2%
Boeing Co., 5.81%, due 05/01/50	0.2%
AbbVie, Inc., 4.25%, due 11/21/49	0.2%

Material Fund Change [Text Block]
C000047966
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Long Term Treasury ETF
Trading Symbol	SPTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Long Term Treasury ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Long Term Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to long term Treasury markets, with 10-year yields starting the period at 4.46%, throughing at 3.61% before spiking to a high of 4.79%, and ultimately ending the period at 4.22%. These large swings resulted in muted returns for long-term Treasury strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPTL	1.54%	(8.25%)	0.08%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg Long U.S. Treasury Index	1.56%	(8.22%)	0.14%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 11,441,898,910
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 3,297,454
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$11,441,898,910 Number of Portfolio Holdings93 Portfolio Turnover Rate4% Total Advisory Fees Paid$3,297,454
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	98.7%
Short-Term Investments	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bonds, 4.63%, due 05/15/54	2.5%
U.S. Treasury Bonds, 4.63%, due 02/15/55	2.5%
U.S. Treasury Bonds, 4.75%, due 11/15/53	2.5%
U.S. Treasury Bonds, 4.50%, due 11/15/54	2.4%
U.S. Treasury Bonds, 4.25%, due 02/15/54	2.3%
U.S. Treasury Bonds, 4.25%, due 08/15/54	2.3%
U.S. Treasury Bonds, 4.13%, due 08/15/53	2.1%
U.S. Treasury Bonds, 4.00%, due 11/15/52	1.8%
U.S. Treasury Bonds, 3.63%, due 02/15/53	1.7%
U.S. Treasury Bonds, 2.38%, due 05/15/51	1.7%

Material Fund Change [Text Block]
C000066453
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Mortgage Backed Bond ETF
Trading Symbol	SPMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Mortgage Backed Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Mortgage Backed Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets, and the mortgage sector was sensitive to data releases during the period, especially throughout the first half of 2025.  Mortgage spreads started the period at 0.49%, troughed at 0.31% before spiking to 0.49% post-liberation day, and then ending the period at 0.37%. Despite the volatility, the mortgage sector still experienced positive returns due to tightening spreads. Mortgage rates also experienced large swings throughout the period, though ended lower at 6.74%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPMB	6.44%	(0.71%)	1.16%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. MBS Index	6.52%	(0.60%)	1.30%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,158,898,362
Holdings Count | Holding	2,582
Advisory Fees Paid, Amount	$ 2,046,065
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$6,158,898,362 Number of Portfolio Holdings2,582 Portfolio Turnover Rate12% Total Advisory Fees Paid$2,046,065
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Government Agency Obligations	99.2%
Short-Term Investments	9.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Federal National Mortgage Association, 2.00%, due 02/01/52	1.2%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.2%
Federal National Mortgage Association, 2.00%, due 11/01/51	1.0%
Uniform Mortgage-Backed Security, TBA, 6.00%, due 07/01/54	1.0%
Federal National Mortgage Association, 2.00%, due 02/01/51	1.0%
Federal National Mortgage Association, 2.00%, due 07/01/51	0.9%
Government National Mortgage Association, TBA, 5.50%, due 07/20/54	0.8%
Federal National Mortgage Association, 2.00%, due 03/01/51	0.8%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.8%
Federal National Mortgage Association, 2.00%, due 01/01/51	0.8%

Material Fund Change [Text Block]
C000055010
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Short Term Corporate Bond ETF
Trading Symbol	SPSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Short Term Corporate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period tighter than where they started, impacting performance positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPSB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,005	$10,070	$10,007
08/31/15	$9,988	$10,055	$9,991
09/30/15	$10,025	$10,123	$10,030
10/31/15	$10,039	$10,125	$10,044
11/30/15	$10,031	$10,098	$10,037
12/31/15	$10,008	$10,065	$10,016
01/31/16	$10,032	$10,204	$10,041
02/29/16	$10,034	$10,276	$10,043
03/31/16	$10,120	$10,371	$10,132
04/30/16	$10,156	$10,410	$10,173
05/31/16	$10,154	$10,413	$10,173
06/30/16	$10,217	$10,600	$10,238
07/31/16	$10,236	$10,667	$10,259
08/31/16	$10,236	$10,655	$10,261
09/30/16	$10,243	$10,649	$10,270
10/31/16	$10,248	$10,567	$10,276
11/30/16	$10,205	$10,317	$10,236
12/31/16	$10,220	$10,332	$10,252
01/31/17	$10,250	$10,352	$10,284
02/28/17	$10,281	$10,422	$10,317
03/31/17	$10,287	$10,416	$10,323
04/30/17	$10,313	$10,497	$10,351
05/31/17	$10,338	$10,577	$10,376
06/30/17	$10,345	$10,567	$10,384
07/31/17	$10,384	$10,612	$10,425
08/31/17	$10,402	$10,707	$10,445
09/30/17	$10,402	$10,656	$10,446
10/31/17	$10,409	$10,663	$10,455
11/30/17	$10,383	$10,649	$10,430
12/31/17	$10,393	$10,698	$10,442
01/31/18	$10,373	$10,575	$10,423
02/28/18	$10,347	$10,474	$10,399
03/31/18	$10,349	$10,542	$10,402
04/30/18	$10,359	$10,463	$10,412
05/31/18	$10,399	$10,538	$10,452
06/30/18	$10,397	$10,525	$10,451
07/31/18	$10,421	$10,527	$10,475
08/31/18	$10,462	$10,595	$10,518
09/30/18	$10,468	$10,527	$10,524
10/31/18	$10,468	$10,444	$10,525
11/30/18	$10,474	$10,506	$10,532
12/31/18	$10,545	$10,699	$10,605
01/31/19	$10,626	$10,813	$10,687
02/28/19	$10,659	$10,806	$10,720
03/31/19	$10,736	$11,014	$10,799
04/30/19	$10,767	$11,017	$10,832
05/31/19	$10,826	$11,212	$10,891
06/30/19	$10,900	$11,353	$10,966
07/31/19	$10,908	$11,378	$10,975
08/31/19	$10,990	$11,673	$11,060
09/30/19	$11,001	$11,611	$11,072
10/31/19	$11,047	$11,646	$11,119
11/30/19	$11,056	$11,640	$11,129
12/31/19	$11,093	$11,632	$11,167
01/31/20	$11,152	$11,855	$11,228
02/29/20	$11,217	$12,069	$11,295
03/31/20	$10,940	$11,998	$10,996
04/30/20	$11,181	$12,211	$11,244
05/31/20	$11,306	$12,268	$11,366
06/30/20	$11,381	$12,345	$11,444
07/31/20	$11,428	$12,530	$11,496
08/31/20	$11,450	$12,428	$11,518
09/30/20	$11,444	$12,422	$11,513
10/31/20	$11,464	$12,366	$11,534
11/30/20	$11,494	$12,488	$11,568
12/31/20	$11,516	$12,505	$11,591
01/31/21	$11,518	$12,415	$11,595
02/28/21	$11,523	$12,236	$11,600
03/31/21	$11,511	$12,083	$11,588
04/30/21	$11,530	$12,178	$11,609
05/31/21	$11,552	$12,218	$11,633
06/30/21	$11,539	$12,304	$11,620
07/31/21	$11,556	$12,442	$11,638
08/31/21	$11,558	$12,418	$11,641
09/30/21	$11,555	$12,310	$11,638
10/31/21	$11,515	$12,307	$11,598
11/30/21	$11,489	$12,343	$11,574
12/31/21	$11,492	$12,312	$11,577
01/31/22	$11,403	$12,047	$11,487
02/28/22	$11,343	$11,912	$11,425
03/31/22	$11,208	$11,581	$11,290
04/30/22	$11,124	$11,142	$11,207
05/31/22	$11,204	$11,214	$11,286
06/30/22	$11,096	$11,038	$11,175
07/31/22	$11,194	$11,307	$11,275
08/31/22	$11,118	$10,988	$11,196
09/30/22	$10,963	$10,513	$11,038
10/31/22	$10,941	$10,377	$11,016
11/30/22	$11,091	$10,759	$11,165
12/31/22	$11,111	$10,710	$11,192
01/31/23	$11,237	$11,040	$11,307
02/28/23	$11,161	$10,754	$11,231
03/31/23	$11,261	$11,027	$11,331
04/30/23	$11,326	$11,094	$11,394
05/31/23	$11,305	$10,973	$11,373
06/30/23	$11,295	$10,934	$11,362
07/31/23	$11,370	$10,927	$11,435
08/31/23	$11,398	$10,857	$11,462
09/30/23	$11,385	$10,581	$11,450
10/31/23	$11,412	$10,414	$11,476
11/30/23	$11,584	$10,886	$11,650
12/31/23	$11,739	$11,302	$11,805
01/31/24	$11,795	$11,271	$11,860
02/29/24	$11,767	$11,112	$11,835
03/31/24	$11,829	$11,215	$11,899
04/30/24	$11,803	$10,931	$11,871
05/31/24	$11,896	$11,117	$11,966
06/30/24	$11,953	$11,222	$12,024
07/31/24	$12,104	$11,484	$12,176
08/31/24	$12,218	$11,649	$12,292
09/30/24	$12,328	$11,805	$12,405
10/31/24	$12,272	$11,512	$12,346
11/30/24	$12,334	$11,634	$12,404
12/31/24	$12,357	$11,444	$12,428
01/31/25	$12,416	$11,504	$12,491
02/28/25	$12,502	$11,757	$12,576
03/31/25	$12,555	$11,762	$12,630
04/30/25	$12,625	$11,808	$12,702
05/31/25	$12,647	$11,723	$12,724
06/30/25	$12,741	$11,904	$12,817

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPSB	6.60%	2.28%	2.45%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. 1-3 Year Corporate Bond Index	6.60%	2.29%	2.51%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 8,364,338,226
Holdings Count | Holding	1,576
Advisory Fees Paid, Amount	$ 3,227,496
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$8,364,338,226 Number of Portfolio Holdings1,576 Portfolio Turnover Rate51% Total Advisory Fees Paid$3,227,496
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	33.9%
Electric	5.6%
Diversified Financial Services	4.8%
Auto Manufacturers	4.2%
Real Estate Investment Trusts	4.0%
Pharmaceuticals	3.6%
Software	2.9%
IT Services	2.6%
Pipelines	2.3%
Investment Company Security	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Morgan Stanley, 1.51%, due 07/20/27	0.6%
HSBC Holdings PLC, 4.90%, due 03/03/29	0.4%
Citigroup, Inc., 4.79%, due 03/04/29	0.4%
Bank of America Corp., 1.73%, due 07/22/27	0.4%
Morgan Stanley Bank NA, 4.45%, due 10/15/27	0.4%
Bank of America Corp., 4.95%, due 07/22/28	0.4%
Amazon.com, Inc., 3.15%, due 08/22/27	0.4%
JPMorgan Chase & Co., 4.32%, due 04/26/28	0.4%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/28	0.3%
Microsoft Corp., 3.30%, due 02/06/27	0.3%

Material Fund Change [Text Block]
C000055009
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Short Term Treasury ETF
Trading Symbol	SPTS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Short Term Treasury ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Short Term Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, though this has resulted in prolonged positive performance for Funds holding short-term Treasury bills.

Short term Treasury yields were dragged down by 2024's Fed rate cuts, with two-year Treasury yields decreasing from 4.76% to 3.71% over the reporting period, resulting in positive returns for the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPTS	5.76%	1.31%	1.56%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury IndexFootnote Reference(1)Footnote Reference(2)	5.72%	1.33%	1.60%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 5,799,253,075
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,681,619
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$5,799,253,075 Number of Portfolio Holdings97 Portfolio Turnover Rate56% Total Advisory Fees Paid$1,681,619
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	98.9%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 1.50%, due 01/31/27	1.6%
U.S. Treasury Notes, 4.63%, due 09/15/26	1.6%
U.S. Treasury Notes, 4.38%, due 08/15/26	1.6%
U.S. Treasury Notes, 4.63%, due 06/15/27	1.6%
U.S. Treasury Notes, 4.50%, due 04/15/27	1.5%
U.S. Treasury Notes, 3.88%, due 03/31/27	1.4%
U.S. Treasury Notes, 4.38%, due 07/15/27	1.4%
U.S. Treasury Notes, 4.25%, due 03/15/27	1.4%
U.S. Treasury Notes, 3.75%, due 08/15/27	1.4%
U.S. Treasury Notes, 3.88%, due 10/15/27	1.4%

Material Fund Change [Text Block]
C000047967
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio TIPS ETF
Trading Symbol	SPIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio TIPS ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio TIPS ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to Treasury markets. Ten-year TIPS yields started the period at 2.15% and troughed at 1.53% before spiking to a high of 2.33% and ultimately ending the period at 1.93%. These large swings resulted in volatile performance for intermediate TIPS throughout the period, though overall lower yields meant that the sector realized positive returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SPIP	5.61%	1.32%	2.54%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73%)	1.76%
Bloomberg U.S. Government Inflation-Linked Bond Index	5.71%	1.43%	2.66%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 969,510,998
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,112,590
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$969,510,998 Number of Portfolio Holdings50 Portfolio Turnover Rate18% Total Advisory Fees Paid$1,112,590
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	99.1%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.2%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.2%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.1%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.38%, due 01/15/27	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.50%, due 01/15/28	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 07/15/32	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/31	3.0%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.0%

Material Fund Change [Text Block]
C000249829
Shareholder Report [Line Items]
Fund Name	SPDR Portfolio Treasury ETF
Trading Symbol	SPTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR Portfolio Treasury ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Portfolio Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer, The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to Treasury markets, especially on the longer end of the curve. Two-year and 10-year yields declined over the period by 1.04% and 0.23%, resulting in positive returns for those maturities, while 30-year yields increased by 0.15%, dampening returns for full-curve Treasury strategies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 05/21/24
SPTB	5.32%	5.61%
Bloomberg U.S. Aggregate Bond Index	6.08%	6.03%
Bloomberg US Treasury Index	5.30%	5.60%

Performance Inception Date	May 21, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 91,461,516
Holdings Count | Holding	273
Advisory Fees Paid, Amount	$ 19,561
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$91,461,516 Number of Portfolio Holdings273 Portfolio Turnover Rate20% Total Advisory Fees Paid$19,561
Holdings [Text Block]

Top Security Types

Asset	%
U.S. Treasury Obligations	98.8%
Short-Term Investments	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.0%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.0%
U.S. Treasury Notes, 3.88%, due 08/15/33	0.9%
U.S. Treasury Notes, 4.13%, due 11/15/32	0.9%
U.S. Treasury Notes, 3.50%, due 02/15/33	0.9%
U.S. Treasury Notes, 1.25%, due 08/15/31	0.8%
U.S. Treasury Notes, 3.38%, due 05/15/33	0.8%
U.S. Treasury Notes, 2.88%, due 05/15/32	0.8%
U.S. Treasury Notes, 2.75%, due 08/15/32	0.8%
U.S. Treasury Notes, 1.38%, due 11/15/31	0.8%

Material Fund Change [Text Block]
C000162693
Shareholder Report [Line Items]
Fund Name	SPDR S&P 500 Fossil Fuel Reserves Free ETF
Trading Symbol	SPYX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P 500 Fossil Fuel Reserves Free ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Alphabet Inc. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

Energy sector stocks underperformed during the reporting period, in part due to concerns about global economic growth, a stabilized to declining price of oil, and a greater investor emphasis on tech and A.I. stocks. As a result, because the Fund underweights the energy sector due to its fossil fuel exclusions, the Fund slightly outperformed the S&P 500 Index's 15.16% return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SPYX	S&P 500 Index	S&P 500 Fossil Fuel Reserves Free Index
12/01/15	$10,000	$10,000	$9,872
11/30/15	$10,000	$10,000	$9,872
12/31/15	$9,870	$9,842	$9,872
01/31/16	$9,368	$9,354	$9,372
02/29/16	$9,359	$9,341	$9,362
03/31/16	$9,967	$9,975	$9,974
04/30/16	$9,954	$10,014	$9,963
05/31/16	$10,144	$10,193	$10,156
06/30/16	$10,148	$10,220	$10,161
07/31/16	$10,558	$10,597	$10,575
08/31/16	$10,576	$10,612	$10,593
09/30/16	$10,561	$10,614	$10,580
10/31/16	$10,381	$10,420	$10,400
11/30/16	$10,739	$10,806	$10,760
12/31/16	$10,948	$11,019	$10,972
01/31/17	$11,192	$11,228	$11,220
02/28/17	$11,671	$11,674	$11,703
03/31/17	$11,688	$11,688	$11,722
04/30/17	$11,828	$11,808	$11,865
05/31/17	$12,017	$11,974	$12,057
06/30/17	$12,099	$12,049	$12,141
07/31/17	$12,339	$12,297	$12,385
08/31/17	$12,404	$12,334	$12,453
09/30/17	$12,621	$12,589	$12,672
10/31/17	$12,920	$12,882	$12,976
11/30/17	$13,323	$13,277	$13,381
12/31/17	$13,453	$13,425	$13,514
01/31/18	$14,240	$14,194	$14,309
02/28/18	$13,762	$13,671	$13,831
03/31/18	$13,387	$13,323	$13,453
04/30/18	$13,389	$13,374	$13,458
05/31/18	$13,703	$13,696	$13,776
06/30/18	$13,752	$13,781	$13,828
07/31/18	$14,299	$14,294	$14,381
08/31/18	$14,812	$14,759	$14,901
09/30/18	$14,878	$14,843	$14,970
10/31/18	$13,856	$13,829	$13,941
11/30/18	$14,140	$14,111	$14,229
12/31/18	$12,869	$12,837	$12,951
01/31/19	$13,908	$13,865	$14,000
02/28/19	$14,342	$14,310	$14,440
03/31/19	$14,612	$14,588	$14,715
04/30/19	$15,238	$15,179	$15,349
05/31/19	$14,267	$14,215	$14,372
06/30/19	$15,271	$15,216	$15,387
07/31/19	$15,513	$15,435	$15,634
08/31/19	$15,295	$15,190	$15,418
09/30/19	$15,577	$15,475	$15,705
10/31/19	$15,943	$15,810	$16,078
11/30/19	$16,529	$16,384	$16,672
12/31/19	$17,006	$16,878	$17,157
01/31/20	$17,047	$16,872	$17,202
02/29/20	$15,672	$15,483	$15,813
03/31/20	$13,811	$13,570	$13,945
04/30/20	$15,529	$15,310	$15,685
05/31/20	$16,281	$16,039	$16,449
06/30/20	$16,611	$16,358	$16,785
07/31/20	$17,581	$17,281	$17,770
08/31/20	$18,869	$18,523	$19,077
09/30/20	$18,184	$17,819	$18,385
10/31/20	$17,703	$17,345	$17,901
11/30/20	$19,590	$19,244	$19,816
12/31/20	$20,334	$19,984	$20,573
01/31/21	$20,062	$19,782	$20,300
02/28/21	$20,610	$20,327	$20,857
03/31/21	$21,536	$21,218	$21,799
04/30/21	$22,708	$22,350	$22,991
05/31/21	$22,843	$22,506	$23,131
06/30/21	$23,353	$23,032	$23,654
07/31/21	$23,946	$23,579	$24,259
08/31/21	$24,692	$24,296	$25,021
09/30/21	$23,460	$23,166	$23,774
10/31/21	$25,078	$24,789	$25,421
11/30/21	$24,924	$24,617	$25,269
12/31/21	$26,046	$25,720	$26,413
01/31/22	$24,571	$24,389	$24,919
02/28/22	$23,766	$23,659	$24,106
03/31/22	$24,606	$24,537	$24,966
04/30/22	$22,407	$22,398	$22,733
05/31/22	$22,330	$22,439	$22,658
06/30/22	$20,549	$20,587	$20,856
07/31/22	$22,420	$22,485	$22,760
08/31/22	$21,448	$21,568	$21,777
09/30/22	$19,469	$19,581	$19,768
10/31/22	$20,920	$21,167	$21,244
11/30/22	$22,136	$22,350	$22,483
12/31/22	$20,837	$21,062	$21,165
01/31/23	$22,175	$22,385	$22,528
02/28/23	$21,678	$21,839	$22,026
03/31/23	$22,499	$22,641	$22,866
04/30/23	$22,815	$22,994	$23,191
05/31/23	$23,003	$23,094	$23,385
06/30/23	$24,530	$24,620	$24,942
07/31/23	$25,299	$25,411	$25,727
08/31/23	$24,868	$25,007	$25,289
09/30/23	$23,619	$23,814	$24,019
10/31/23	$23,173	$23,314	$23,570
11/30/23	$25,367	$25,443	$25,806
12/31/23	$26,537	$26,599	$27,003
01/31/24	$26,992	$27,046	$27,472
02/29/24	$28,426	$28,490	$28,937
03/31/24	$29,296	$29,406	$29,829
04/30/24	$28,053	$28,205	$28,568
05/31/24	$29,485	$29,604	$30,031
06/30/24	$30,590	$30,666	$31,163
07/31/24	$30,971	$31,039	$31,557
08/31/24	$31,745	$31,792	$32,352
09/30/24	$32,448	$32,471	$33,076
10/31/24	$32,132	$32,177	$32,759
11/30/24	$33,994	$34,066	$34,662
12/31/24	$33,220	$33,254	$33,880
01/31/25	$34,151	$34,180	$34,836
02/28/25	$33,661	$33,734	$34,342
03/31/25	$31,673	$31,833	$32,318
04/30/25	$31,562	$31,617	$32,212
05/31/25	$33,591	$33,607	$34,289
06/30/25	$35,274	$35,316	$36,015

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/01/15
SPYX	15.31%	16.25%	14.05%
S&P 500 Index	15.16%	16.64%	14.08%
S&P 500 Fossil Fuel Reserves Free Index	15.57%	16.50%	14.31%

Performance Inception Date	Dec. 01, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,204,341,657
Holdings Count | Holding	495
Advisory Fees Paid, Amount	$ 3,984,285
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$2,204,341,657 Number of Portfolio Holdings495 Portfolio Turnover Rate2% Total Advisory Fees Paid$3,984,285
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	13.0%
Software	11.7%
Interactive Media & Services	6.8%
Technology Hardware, Storage & Peripherals	6.3%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.7%
Capital Markets	3.3%
Pharmaceuticals	2.9%
Health Care Equipment & Supplies	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.5%
Microsoft Corp.	7.2%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	3.1%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%

Material Fund Change [Text Block]
C000019031
Shareholder Report [Line Items]
Fund Name	SPDR S&P Capital Markets ETF
Trading Symbol	KCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Capital Markets ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Capital Markets ETF	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (AI), but the tariff fears and market uncertainty led a big shift toward gold as safe haven. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. The shift toward gold, and the start of loosening Bitcoin regulations by the government, impacted strong performance of the Capital Markets Index, returning over 34%, for the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	KCE	S&P 500 Index	S&P Capital Markets Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,942	$10,210	$9,944
08/31/15	$8,882	$9,594	$8,882
09/30/15	$8,226	$9,356	$8,224
10/31/15	$8,827	$10,145	$8,828
11/30/15	$9,257	$10,176	$9,261
12/31/15	$8,651	$10,015	$8,653
01/31/16	$7,347	$9,518	$7,346
02/29/16	$7,177	$9,505	$7,177
03/31/16	$7,838	$10,150	$7,844
04/30/16	$8,018	$10,189	$8,025
05/31/16	$8,299	$10,372	$8,311
06/30/16	$7,325	$10,399	$7,328
07/31/16	$7,944	$10,783	$7,951
08/31/16	$8,348	$10,798	$8,358
09/30/16	$8,252	$10,800	$8,263
10/31/16	$7,981	$10,603	$7,993
11/30/16	$9,097	$10,996	$9,120
12/31/16	$9,191	$11,213	$9,217
01/31/17	$9,418	$11,426	$9,449
02/28/17	$9,774	$11,879	$9,809
03/31/17	$9,645	$11,893	$9,669
04/30/17	$9,669	$12,015	$9,696
05/31/17	$9,570	$12,184	$9,599
06/30/17	$10,187	$12,260	$10,224
07/31/17	$10,574	$12,512	$10,617
08/31/17	$10,294	$12,551	$10,337
09/30/17	$10,928	$12,810	$10,980
10/31/17	$11,116	$13,109	$11,172
11/30/17	$11,803	$13,511	$11,869
12/31/17	$12,082	$13,661	$12,154
01/31/18	$12,570	$14,443	$12,650
02/28/18	$12,418	$13,911	$12,501
03/31/18	$12,332	$13,557	$12,419
04/30/18	$12,381	$13,609	$12,472
05/31/18	$12,578	$13,937	$12,674
06/30/18	$12,268	$14,023	$12,366
07/31/18	$12,538	$14,544	$12,635
08/31/18	$12,433	$15,018	$12,534
09/30/18	$11,974	$15,104	$12,069
10/31/18	$11,084	$14,072	$11,174
11/30/18	$11,361	$14,358	$11,457
12/31/18	$10,260	$13,062	$10,351
01/31/19	$11,148	$14,109	$11,236
02/28/19	$11,759	$14,562	$11,857
03/31/19	$11,488	$14,845	$11,585
04/30/19	$12,393	$15,446	$12,503
05/31/19	$11,375	$14,464	$11,476
06/30/19	$12,040	$15,483	$12,153
07/31/19	$12,352	$15,706	$12,471
08/31/19	$11,700	$15,457	$11,814
09/30/19	$11,946	$15,746	$12,068
10/31/19	$12,170	$16,087	$12,299
11/30/19	$12,958	$16,671	$13,068
12/31/19	$13,044	$17,175	$13,159
01/31/20	$13,309	$17,168	$13,431
02/29/20	$12,235	$15,755	$12,344
03/31/20	$10,076	$13,809	$10,175
04/30/20	$11,491	$15,579	$11,610
05/31/20	$12,187	$16,321	$12,320
06/30/20	$12,513	$16,645	$12,652
07/31/20	$12,907	$17,584	$12,947
08/31/20	$13,427	$18,848	$13,444
09/30/20	$12,982	$18,132	$13,000
10/31/20	$13,548	$17,650	$13,572
11/30/20	$15,479	$19,582	$15,515
12/31/20	$17,016	$20,334	$17,068
01/31/21	$16,817	$20,129	$16,873
02/28/21	$18,184	$20,684	$18,251
03/31/21	$19,121	$21,590	$19,199
04/30/21	$20,350	$22,742	$20,441
05/31/21	$21,043	$22,901	$21,145
06/30/21	$21,426	$23,436	$21,540
07/31/21	$21,731	$23,993	$21,848
08/31/21	$22,682	$24,722	$22,813
09/30/21	$21,770	$23,572	$21,901
10/31/21	$24,378	$25,224	$24,536
11/30/21	$23,413	$25,049	$23,568
12/31/21	$23,841	$26,172	$24,009
01/31/22	$21,938	$24,817	$22,094
02/28/22	$21,214	$24,074	$21,369
03/31/22	$21,099	$24,968	$21,261
04/30/22	$18,264	$22,791	$18,408
05/31/22	$18,973	$22,833	$19,131
06/30/22	$16,965	$20,948	$17,111
07/31/22	$18,974	$22,879	$19,147
08/31/22	$18,594	$21,946	$18,767
09/30/22	$16,735	$19,925	$16,890
10/31/22	$18,572	$21,538	$18,754
11/30/22	$19,914	$22,742	$20,119
12/31/22	$18,550	$21,432	$18,738
01/31/23	$21,029	$22,778	$21,258
02/28/23	$20,721	$22,223	$20,951
03/31/23	$19,669	$23,038	$19,890
04/30/23	$19,342	$23,398	$19,563
05/31/23	$18,727	$23,500	$18,944
06/30/23	$20,169	$25,053	$20,410
07/31/23	$21,794	$25,857	$22,063
08/31/23	$21,352	$25,446	$21,620
09/30/23	$20,727	$24,232	$20,989
10/31/23	$19,618	$23,723	$19,869
11/30/23	$21,798	$25,889	$22,088
12/31/23	$24,509	$27,066	$24,852
01/31/24	$23,999	$27,520	$24,339
02/29/24	$25,469	$28,990	$25,835
03/31/24	$26,704	$29,923	$27,091
04/30/24	$25,671	$28,700	$26,031
05/31/24	$26,866	$30,124	$27,246
06/30/24	$26,753	$31,204	$27,136
07/31/24	$29,350	$31,584	$29,780
08/31/24	$29,457	$32,350	$29,895
09/30/24	$30,461	$33,041	$30,921
10/31/24	$32,139	$32,742	$32,637
11/30/24	$36,077	$34,664	$36,651
12/31/24	$33,698	$33,837	$34,244
01/31/25	$35,795	$34,780	$36,385
02/28/25	$33,883	$34,326	$34,447
03/31/25	$31,068	$32,392	$31,593
04/30/25	$30,568	$32,172	$31,090
05/31/25	$33,194	$34,197	$33,773
06/30/25	$35,785	$35,936	$36,430

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 496,645,154
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,709,400
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$496,645,154 Number of Portfolio Holdings64 Portfolio Turnover Rate22% Total Advisory Fees Paid$1,709,400
Holdings [Text Block]

Top Industries

Industry	%
Asset Management & Custody Banks	45.5%
Investment Banking & Brokerage	32.4%
Financial Exchanges & Data	22.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Coinbase Global, Inc., Class A	2.2%
Robinhood Markets, Inc., Class A	2.0%
Northern Trust Corp.	1.9%
Goldman Sachs Group, Inc.	1.8%
WisdomTree, Inc.	1.8%
Virtu Financial, Inc., Class A	1.7%
Lazard, Inc.	1.7%
State Street Corp.	1.7%
Evercore, Inc., Class A	1.7%
Interactive Brokers Group, Inc., Class A	1.7%

Material Fund Change [Text Block]
C000033546
Shareholder Report [Line Items]
Fund Name	SPDR S&P Health Care Equipment ETF
Trading Symbol	XHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Health Care Equipment ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Equipment ETF	$34	0.35%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the uncertainty of how the government would handle healthcare had a volatile impact on healthcare companies. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.  Although the healthcare equipment Index enjoyed a partial rebound, it still finished the period in slightly negative territory.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XHE	S&P 500 Index	S&P Health Care Equipment Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,448	$10,210	$10,450
08/31/15	$10,001	$9,594	$10,004
09/30/15	$9,222	$9,356	$9,225
10/31/15	$9,582	$10,145	$9,588
11/30/15	$10,100	$10,176	$10,107
12/31/15	$10,077	$10,015	$10,106
01/31/16	$8,974	$9,518	$8,997
02/29/16	$9,132	$9,505	$9,158
03/31/16	$9,700	$10,150	$9,729
04/30/16	$10,024	$10,189	$10,054
05/31/16	$10,143	$10,372	$10,175
06/30/16	$10,791	$10,399	$10,828
07/31/16	$11,396	$10,783	$11,439
08/31/16	$11,752	$10,798	$11,798
09/30/16	$11,807	$10,800	$11,858
10/31/16	$10,907	$10,603	$10,955
11/30/16	$11,168	$10,996	$11,221
12/31/16	$11,352	$11,213	$11,408
01/31/17	$11,806	$11,426	$11,868
02/28/17	$12,480	$11,879	$12,549
03/31/17	$12,820	$11,893	$12,894
04/30/17	$13,281	$12,015	$13,362
05/31/17	$13,177	$12,184	$13,262
06/30/17	$13,973	$12,260	$14,067
07/31/17	$13,813	$12,512	$13,910
08/31/17	$14,014	$12,551	$14,116
09/30/17	$14,295	$12,810	$14,403
10/31/17	$14,602	$13,109	$14,717
11/30/17	$15,187	$13,511	$15,311
12/31/17	$14,757	$13,661	$14,882
01/31/18	$15,942	$14,443	$16,082
02/28/18	$15,457	$13,911	$15,596
03/31/18	$15,958	$13,557	$16,106
04/30/18	$16,298	$13,609	$16,454
05/31/18	$17,694	$13,937	$17,869
06/30/18	$17,977	$14,023	$18,157
07/31/18	$18,537	$14,544	$18,723
08/31/18	$20,264	$15,018	$20,471
09/30/18	$20,173	$15,104	$20,383
10/31/18	$17,731	$14,072	$17,916
11/30/18	$17,920	$14,358	$18,111
12/31/18	$16,127	$13,062	$16,306
01/31/19	$17,609	$14,109	$17,808
02/28/19	$18,447	$14,562	$18,657
03/31/19	$18,475	$14,845	$18,686
04/30/19	$17,866	$15,446	$18,072
05/31/19	$17,196	$14,464	$17,398
06/30/19	$18,839	$15,483	$19,066
07/31/19	$19,143	$15,706	$19,379
08/31/19	$18,352	$15,457	$18,584
09/30/19	$17,980	$15,746	$18,213
10/31/19	$18,179	$16,087	$18,420
11/30/19	$19,638	$16,671	$19,904
12/31/19	$19,737	$17,175	$20,011
01/31/20	$19,624	$17,168	$19,902
02/29/20	$18,401	$15,755	$18,666
03/31/20	$16,513	$13,809	$16,756
04/30/20	$19,225	$15,579	$19,513
05/31/20	$20,255	$16,321	$20,565
06/30/20	$20,537	$16,645	$20,860
07/31/20	$21,942	$17,584	$22,289
08/31/20	$22,271	$18,848	$22,629
09/30/20	$22,397	$18,132	$22,765
10/31/20	$22,429	$17,650	$22,804
11/30/20	$24,355	$19,582	$24,768
12/31/20	$26,190	$20,334	$26,644
01/31/21	$27,236	$20,129	$27,715
02/28/21	$27,710	$20,684	$28,204
03/31/21	$27,476	$21,590	$27,977
04/30/21	$28,960	$22,742	$29,495
05/31/21	$27,840	$22,901	$28,360
06/30/21	$29,697	$23,436	$30,261
07/31/21	$29,884	$23,993	$30,459
08/31/21	$30,124	$24,722	$30,713
09/30/21	$28,768	$23,572	$29,338
10/31/21	$28,952	$25,224	$29,529
11/30/21	$25,993	$25,049	$26,515
12/31/21	$27,024	$26,172	$27,575
01/31/22	$23,859	$24,817	$24,349
02/28/22	$25,126	$24,074	$25,640
03/31/22	$25,756	$24,968	$26,285
04/30/22	$21,924	$22,791	$22,374
05/31/22	$20,931	$22,833	$21,362
06/30/22	$19,546	$20,948	$19,954
07/31/22	$21,513	$22,879	$21,963
08/31/22	$21,307	$21,946	$21,753
09/30/22	$19,612	$19,925	$20,026
10/31/22	$20,345	$21,538	$20,782
11/30/22	$21,121	$22,742	$21,580
12/31/22	$20,678	$21,432	$21,133
01/31/23	$22,028	$22,778	$22,519
02/28/23	$21,420	$22,223	$21,901
03/31/23	$21,561	$23,038	$22,051
04/30/23	$22,495	$23,398	$23,013
05/31/23	$21,448	$23,500	$21,947
06/30/23	$22,626	$25,053	$23,159
07/31/23	$22,629	$25,857	$23,168
08/31/23	$19,990	$25,446	$20,471
09/30/23	$17,965	$24,232	$18,401
10/31/23	$15,687	$23,723	$16,069
11/30/23	$17,270	$25,889	$17,698
12/31/23	$19,443	$27,066	$19,936
01/31/24	$19,316	$27,520	$19,810
02/29/24	$19,482	$28,990	$19,987
03/31/24	$20,247	$29,923	$20,779
04/30/24	$18,885	$28,700	$19,384
05/31/24	$19,813	$30,124	$20,344
06/30/24	$19,441	$31,204	$19,967
07/31/24	$19,680	$31,584	$20,219
08/31/24	$20,669	$32,350	$21,242
09/30/24	$20,810	$33,041	$21,394
10/31/24	$20,190	$32,742	$20,763
11/30/24	$21,628	$34,664	$22,244
12/31/24	$20,432	$33,837	$21,019
01/31/25	$21,850	$34,780	$22,486
02/28/25	$20,421	$34,326	$21,019
03/31/25	$18,969	$32,392	$19,528
04/30/25	$18,210	$32,172	$18,749
05/31/25	$18,718	$34,197	$19,278
06/30/25	$18,740	$35,936	$19,306

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 166,723,470
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 717,184
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$166,723,470 Number of Portfolio Holdings66 Portfolio Turnover Rate42% Total Advisory Fees Paid$717,184
Holdings [Text Block]

Top Industries

Industry	%
Health Care Equipment	76.5%
Health Care Supplies	23.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Boston Scientific Corp.	2.0%
Dexcom, Inc.	1.9%
iRhythm Technologies, Inc.	1.9%
Haemonetics Corp.	1.9%
UFP Technologies, Inc.	1.9%
Glaukos Corp.	1.9%
Intuitive Surgical, Inc.	1.9%
Insulet Corp.	1.9%
Stryker Corp.	1.9%
Edwards Lifesciences Corp.	1.9%

Material Fund Change [Text Block]
C000033547
Shareholder Report [Line Items]
Fund Name	SPDR S&P Health Care Services ETF
Trading Symbol	XHS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Health Care Services ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Health Care Services ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, Health Care Services stocks experienced modest positive returns. Continued expansion and adoption of subscription-based and online health care services were the main drivers of the performance of these companies.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XHS	S&P 500 Index	S&P Health Care Services Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,009	$10,210	$10,012
08/31/15	$9,470	$9,594	$9,474
09/30/15	$8,701	$9,356	$8,707
10/31/15	$8,749	$10,145	$8,758
11/30/15	$8,937	$10,176	$8,948
12/31/15	$8,824	$10,015	$8,841
01/31/16	$8,102	$9,518	$8,118
02/29/16	$8,046	$9,505	$8,063
03/31/16	$8,526	$10,150	$8,550
04/30/16	$8,901	$10,189	$8,929
05/31/16	$8,834	$10,372	$8,863
06/30/16	$8,826	$10,399	$8,856
07/31/16	$9,073	$10,783	$9,106
08/31/16	$8,464	$10,798	$8,496
09/30/16	$8,501	$10,800	$8,534
10/31/16	$7,772	$10,603	$7,802
11/30/16	$8,003	$10,996	$8,037
12/31/16	$8,101	$11,213	$8,138
01/31/17	$8,527	$11,426	$8,569
02/28/17	$9,037	$11,879	$9,085
03/31/17	$8,963	$11,893	$9,012
04/30/17	$9,055	$12,015	$9,107
05/31/17	$9,277	$12,184	$9,334
06/30/17	$9,946	$12,260	$10,010
07/31/17	$9,468	$12,512	$9,531
08/31/17	$9,341	$12,551	$9,406
09/30/17	$9,439	$12,810	$9,506
10/31/17	$9,138	$13,109	$9,205
11/30/17	$9,405	$13,511	$9,475
12/31/17	$9,488	$13,661	$9,563
01/31/18	$10,263	$14,443	$10,348
02/28/18	$9,857	$13,911	$9,941
03/31/18	$9,677	$13,557	$9,762
04/30/18	$10,062	$13,609	$10,155
05/31/18	$10,431	$13,937	$10,530
06/30/18	$10,728	$14,023	$10,833
07/31/18	$11,097	$14,544	$11,209
08/31/18	$11,796	$15,018	$11,920
09/30/18	$11,825	$15,104	$11,953
10/31/18	$11,072	$14,072	$11,193
11/30/18	$11,647	$14,358	$11,780
12/31/18	$9,736	$13,062	$9,851
01/31/19	$10,781	$14,109	$10,913
02/28/19	$10,623	$14,562	$10,756
03/31/19	$10,007	$14,845	$10,135
04/30/19	$9,927	$15,446	$10,057
05/31/19	$9,627	$14,464	$9,755
06/30/19	$10,343	$15,483	$10,486
07/31/19	$10,603	$15,706	$10,753
08/31/19	$9,946	$15,457	$10,088
09/30/19	$9,696	$15,746	$9,836
10/31/19	$10,063	$16,087	$10,212
11/30/19	$11,246	$16,671	$11,417
12/31/19	$11,560	$17,175	$11,741
01/31/20	$11,435	$17,168	$11,617
02/29/20	$10,723	$15,755	$10,895
03/31/20	$9,170	$13,809	$9,318
04/30/20	$10,172	$15,579	$10,337
05/31/20	$11,110	$16,321	$11,296
06/30/20	$10,826	$16,645	$11,011
07/31/20	$12,084	$17,584	$12,295
08/31/20	$12,390	$18,848	$12,610
09/30/20	$12,312	$18,132	$12,535
10/31/20	$12,490	$17,650	$12,720
11/30/20	$14,273	$19,582	$14,542
12/31/20	$15,413	$20,334	$15,711
01/31/21	$16,415	$20,129	$16,738
02/28/21	$16,200	$20,684	$16,522
03/31/21	$16,929	$21,590	$17,271
04/30/21	$17,515	$22,742	$17,863
05/31/21	$17,942	$22,901	$18,304
06/30/21	$18,235	$23,436	$18,608
07/31/21	$17,843	$23,993	$18,188
08/31/21	$17,741	$24,722	$18,091
09/30/21	$16,616	$23,572	$16,948
10/31/21	$16,915	$25,224	$17,258
11/30/21	$15,680	$25,049	$16,001
12/31/21	$16,927	$26,172	$17,281
01/31/22	$14,659	$24,817	$14,967
02/28/22	$15,153	$24,074	$15,477
03/31/22	$16,163	$24,968	$16,514
04/30/22	$13,947	$22,791	$14,252
05/31/22	$13,819	$22,833	$14,124
06/30/22	$13,146	$20,948	$13,430
07/31/22	$15,177	$22,879	$15,510
08/31/22	$14,818	$21,946	$15,146
09/30/22	$14,020	$19,925	$14,332
10/31/22	$14,677	$21,538	$15,009
11/30/22	$14,328	$22,742	$14,656
12/31/22	$13,566	$21,432	$13,880
01/31/23	$14,810	$22,778	$15,157
02/28/23	$14,559	$22,223	$14,883
03/31/23	$13,836	$23,038	$14,147
04/30/23	$14,329	$23,398	$14,648
05/31/23	$13,818	$23,500	$14,129
06/30/23	$15,001	$25,053	$15,344
07/31/23	$15,037	$25,857	$15,385
08/31/23	$14,255	$25,446	$14,589
09/30/23	$13,339	$24,232	$13,649
10/31/23	$12,713	$23,723	$13,012
11/30/23	$13,579	$25,889	$13,895
12/31/23	$14,261	$27,066	$14,598
01/31/24	$13,922	$27,520	$14,256
02/29/24	$14,480	$28,990	$14,831
03/31/24	$15,214	$29,923	$15,586
04/30/24	$14,179	$28,700	$14,527
05/31/24	$14,765	$30,124	$15,130
06/30/24	$14,452	$31,204	$14,813
07/31/24	$15,868	$31,584	$16,269
08/31/24	$15,890	$32,350	$16,293
09/30/24	$15,583	$33,041	$15,979
10/31/24	$14,845	$32,742	$15,225
11/30/24	$15,738	$34,664	$16,146
12/31/24	$14,526	$33,837	$14,901
01/31/25	$16,416	$34,780	$16,847
02/28/25	$15,715	$34,326	$16,132
03/31/25	$15,770	$32,392	$16,194
04/30/25	$15,413	$32,172	$15,832
05/31/25	$15,664	$34,197	$16,094
06/30/25	$16,034	$35,936	$16,479

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 85,607,835
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 287,672
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$85,607,835 Number of Portfolio Holdings62 Portfolio Turnover Rate44% Total Advisory Fees Paid$287,672
Holdings [Text Block]

Top Industries

Industry	%
Health Care Services	48.5%
Health Care Facilities	23.1%
Managed Health Care	17.1%
Health Care Distributors	11.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
GeneDx Holdings Corp.	2.5%
Cardinal Health, Inc.	2.1%
Tenet Healthcare Corp.	2.1%
AdaptHealth Corp.	2.1%
BrightSpring Health Services, Inc.	2.1%
Cigna Group	2.0%
Guardant Health, Inc.	2.0%
Humana, Inc.	2.0%
Universal Health Services, Inc., Class B	2.0%
CVS Health Corp.	2.0%

Material Fund Change [Text Block]
C000019032
Shareholder Report [Line Items]
Fund Name	SPDR S&P Insurance ETF
Trading Symbol	KIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Insurance ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Insurance ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, insurance company stocks benefitted from current market conditions. Insurance premiums have been on the rise and the high-interest rate environment has helped insurance companies generate strong returns on the premiums they are collecting.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	KIE	S&P 500 Index	S&P Insurance Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,524	$10,210	$10,528
08/31/15	$10,050	$9,594	$10,056
09/30/15	$9,955	$9,356	$9,963
10/31/15	$10,498	$10,145	$10,510
11/30/15	$10,676	$10,176	$10,691
12/31/15	$10,308	$10,015	$10,328
01/31/16	$9,729	$9,518	$9,749
02/29/16	$9,647	$9,505	$9,669
03/31/16	$10,306	$10,150	$10,336
04/30/16	$10,398	$10,189	$10,431
05/31/16	$10,876	$10,372	$10,914
06/30/16	$10,637	$10,399	$10,675
07/31/16	$10,747	$10,783	$10,788
08/31/16	$11,193	$10,798	$11,241
09/30/16	$11,129	$10,800	$11,179
10/31/16	$11,154	$10,603	$11,208
11/30/16	$12,109	$10,996	$12,173
12/31/16	$12,509	$11,213	$12,581
01/31/17	$12,581	$11,426	$12,657
02/28/17	$13,176	$11,879	$13,260
03/31/17	$13,013	$11,893	$13,099
04/30/17	$13,092	$12,015	$13,182
05/31/17	$13,107	$12,184	$13,199
06/30/17	$13,394	$12,260	$13,492
07/31/17	$13,903	$12,512	$14,005
08/31/17	$13,437	$12,551	$13,540
09/30/17	$13,734	$12,810	$13,844
10/31/17	$14,046	$13,109	$14,165
11/30/17	$14,266	$13,511	$14,391
12/31/17	$14,124	$13,661	$14,253
01/31/18	$14,515	$14,443	$14,653
02/28/18	$14,004	$13,911	$14,140
03/31/18	$14,343	$13,557	$14,489
04/30/18	$14,268	$13,609	$14,417
05/31/18	$14,056	$13,937	$14,207
06/30/18	$13,833	$14,023	$13,985
07/31/18	$14,709	$14,544	$14,876
08/31/18	$14,873	$15,018	$15,048
09/30/18	$14,935	$15,104	$15,113
10/31/18	$13,985	$14,072	$14,154
11/30/18	$14,422	$14,358	$14,601
12/31/18	$13,292	$13,062	$13,459
01/31/19	$14,247	$14,109	$14,431
02/28/19	$14,829	$14,562	$15,026
03/31/19	$14,541	$14,845	$14,737
04/30/19	$15,635	$15,446	$15,853
05/31/19	$15,274	$14,464	$15,490
06/30/19	$16,069	$15,483	$16,302
07/31/19	$16,369	$15,706	$16,613
08/31/19	$15,925	$15,457	$16,166
09/30/19	$16,721	$15,746	$16,983
10/31/19	$16,317	$16,087	$16,577
11/30/19	$16,830	$16,671	$17,104
12/31/19	$16,898	$17,175	$17,181
01/31/20	$16,908	$17,168	$17,196
02/29/20	$15,142	$15,755	$15,400
03/31/20	$11,964	$13,809	$12,174
04/30/20	$12,504	$15,579	$12,728
05/31/20	$12,995	$16,321	$13,233
06/30/20	$13,178	$16,645	$13,422
07/31/20	$13,737	$17,584	$13,997
08/31/20	$14,198	$18,848	$14,471
09/30/20	$13,574	$18,132	$13,834
10/31/20	$13,753	$17,650	$14,020
11/30/20	$15,746	$19,582	$16,060
12/31/20	$16,367	$20,334	$16,701
01/31/21	$15,680	$20,129	$16,004
02/28/21	$17,038	$20,684	$17,396
03/31/21	$17,927	$21,590	$18,311
04/30/21	$19,229	$22,742	$19,648
05/31/21	$19,482	$22,901	$19,913
06/30/21	$18,982	$23,436	$19,405
07/31/21	$18,759	$23,993	$19,184
08/31/21	$19,507	$24,722	$19,955
09/30/21	$18,683	$23,572	$19,115
10/31/21	$19,938	$25,224	$20,408
11/30/21	$18,912	$25,049	$19,360
12/31/21	$20,077	$26,172	$20,564
01/31/22	$19,908	$24,817	$20,396
02/28/22	$19,887	$24,074	$20,380
03/31/22	$20,965	$24,968	$21,497
04/30/22	$19,433	$22,791	$19,928
05/31/22	$20,008	$22,833	$20,527
06/30/22	$18,980	$20,948	$19,480
07/31/22	$19,107	$22,879	$19,615
08/31/22	$19,090	$21,946	$19,602
09/30/22	$18,200	$19,925	$18,689
10/31/22	$20,830	$21,538	$21,402
11/30/22	$21,477	$22,742	$22,075
12/31/22	$20,767	$21,432	$21,351
01/31/23	$22,033	$22,778	$22,660
02/28/23	$21,957	$22,223	$22,587
03/31/23	$20,049	$23,038	$20,628
04/30/23	$20,582	$23,398	$21,183
05/31/23	$19,420	$23,500	$19,991
06/30/23	$20,880	$25,053	$21,503
07/31/23	$21,712	$25,857	$22,366
08/31/23	$21,727	$25,446	$22,388
09/30/23	$21,807	$24,232	$22,478
10/31/23	$21,894	$23,723	$22,575
11/30/23	$23,200	$25,889	$23,930
12/31/23	$23,287	$27,066	$24,028
01/31/24	$24,485	$27,520	$25,272
02/29/24	$25,635	$28,990	$26,469
03/31/24	$26,953	$29,923	$27,843
04/30/24	$25,117	$28,700	$25,951
05/31/24	$26,488	$30,124	$27,377
06/30/24	$25,897	$31,204	$26,773
07/31/24	$28,139	$31,584	$29,101
08/31/24	$29,331	$32,350	$30,345
09/30/24	$29,532	$33,041	$30,563
10/31/24	$29,187	$32,742	$30,215
11/30/24	$32,241	$34,664	$33,389
12/31/24	$29,577	$33,837	$30,636
01/31/25	$30,240	$34,780	$31,334
02/28/25	$31,449	$34,326	$32,592
03/31/25	$31,842	$32,392	$33,011
04/30/25	$30,091	$32,172	$31,202
05/31/25	$31,112	$34,197	$32,271
06/30/25	$31,500	$35,936	$32,684

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 892,895,340
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,229,707
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$892,895,340 Number of Portfolio Holdings56 Portfolio Turnover Rate20% Total Advisory Fees Paid$3,229,707
Holdings [Text Block]

Top Industries

Industry	%
Property & Casualty Insurance	54.6%
Life & Health Insurance	23.2%
Insurance Brokers	14.8%
Reinsurance	7.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Oscar Health, Inc., Class A	2.7%
Genworth Financial, Inc.	2.0%
Baldwin Insurance Group, Inc.	1.9%
Brown & Brown, Inc.	1.9%
Primerica, Inc.	1.9%
Kinsale Capital Group, Inc.	1.9%
First American Financial Corp.	1.9%
Old Republic International Corp.	1.9%
Lincoln National Corp.	1.9%
Ryan Specialty Holdings, Inc.	1.9%

Material Fund Change [Text Block]
C000033549
Shareholder Report [Line Items]
Fund Name	SPDR S&P Metals & Mining ETF
Trading Symbol	XME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Metals & Mining ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Metals & Mining ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Metals & Mining stocks experience positive returns during the reporting period. Commodity prices were elevated over this time period, and this industry benefitted as demand for metals such as copper, silver, and gold increased.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XME	S&P 500 Index	S&P Metals & Mining Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$8,315	$10,210	$8,313
08/31/15	$8,444	$9,594	$8,440
09/30/15	$6,923	$9,356	$6,907
10/31/15	$7,130	$10,145	$7,109
11/30/15	$6,650	$10,176	$6,619
12/31/15	$6,242	$10,015	$6,208
01/31/16	$5,804	$9,518	$5,764
02/29/16	$6,972	$9,505	$6,887
03/31/16	$8,576	$10,150	$8,472
04/30/16	$10,322	$10,189	$10,199
05/31/16	$9,231	$10,372	$9,120
06/30/16	$10,253	$10,399	$10,132
07/31/16	$12,213	$10,783	$12,073
08/31/16	$10,810	$10,798	$10,686
09/30/16	$11,196	$10,800	$11,075
10/31/16	$10,738	$10,603	$10,623
11/30/16	$13,141	$10,996	$13,005
12/31/16	$12,868	$11,213	$12,738
01/31/17	$14,106	$11,426	$13,969
02/28/17	$13,676	$11,879	$13,546
03/31/17	$12,874	$11,893	$12,754
04/30/17	$12,623	$12,015	$12,507
05/31/17	$12,240	$12,184	$12,130
06/30/17	$12,706	$12,260	$12,596
07/31/17	$13,336	$12,512	$13,224
08/31/17	$13,748	$12,551	$13,637
09/30/17	$13,665	$12,810	$13,559
10/31/17	$13,456	$13,109	$13,355
11/30/17	$13,563	$13,511	$13,466
12/31/17	$15,459	$13,661	$15,366
01/31/18	$15,808	$14,443	$15,716
02/28/18	$15,437	$13,911	$15,351
03/31/18	$14,595	$13,557	$14,504
04/30/18	$14,986	$13,609	$14,898
05/31/18	$16,059	$13,937	$15,971
06/30/18	$15,376	$14,023	$15,294
07/31/18	$15,575	$14,544	$15,493
08/31/18	$14,710	$15,018	$14,635
09/30/18	$14,831	$15,104	$14,759
10/31/18	$13,290	$14,072	$13,227
11/30/18	$12,594	$14,358	$12,535
12/31/18	$11,415	$13,062	$11,363
01/31/19	$13,363	$14,109	$13,310
02/28/19	$13,468	$14,562	$13,418
03/31/19	$13,002	$14,845	$12,959
04/30/19	$12,614	$15,446	$12,574
05/31/19	$10,680	$14,464	$10,645
06/30/19	$12,570	$15,483	$12,538
07/31/19	$12,390	$15,706	$12,360
08/31/19	$11,297	$15,457	$11,270
09/30/19	$11,316	$15,746	$11,293
10/31/19	$11,684	$16,087	$11,663
11/30/19	$12,274	$16,671	$12,256
12/31/19	$13,060	$17,175	$13,047
01/31/20	$11,110	$17,168	$11,098
02/29/20	$9,890	$15,755	$9,880
03/31/20	$7,251	$13,809	$7,244
04/30/20	$8,664	$15,579	$8,660
05/31/20	$9,349	$16,321	$9,346
06/30/20	$9,556	$16,645	$9,558
07/31/20	$10,310	$17,584	$10,316
08/31/20	$11,166	$18,848	$11,177
09/30/20	$10,498	$18,132	$10,510
10/31/20	$11,027	$17,650	$11,042
11/30/20	$13,230	$19,582	$13,257
12/31/20	$15,152	$20,334	$15,192
01/31/21	$14,662	$20,129	$14,705
02/28/21	$16,262	$20,684	$16,316
03/31/21	$18,107	$21,590	$18,176
04/30/21	$18,403	$22,742	$18,479
05/31/21	$21,090	$22,901	$21,189
06/30/21	$19,577	$23,436	$19,675
07/31/21	$20,447	$23,993	$20,556
08/31/21	$20,152	$24,722	$20,266
09/30/21	$19,005	$23,572	$19,117
10/31/21	$19,884	$25,224	$20,007
11/30/21	$18,768	$25,049	$18,888
12/31/21	$20,443	$26,172	$20,582
01/31/22	$19,073	$24,817	$19,206
02/28/22	$24,051	$24,074	$24,234
03/31/22	$28,027	$24,968	$28,256
04/30/22	$25,682	$22,791	$25,898
05/31/22	$24,503	$22,833	$24,712
06/30/22	$19,944	$20,948	$20,109
07/31/22	$22,160	$22,879	$22,350
08/31/22	$22,554	$21,946	$22,752
09/30/22	$19,594	$19,925	$19,761
10/31/22	$22,354	$21,538	$22,557
11/30/22	$24,881	$22,742	$25,121
12/31/22	$23,129	$21,432	$23,354
01/31/23	$26,526	$22,778	$26,793
02/28/23	$26,098	$22,223	$26,367
03/31/23	$24,767	$23,038	$25,027
04/30/23	$23,025	$23,398	$23,271
05/31/23	$20,743	$23,500	$20,969
06/30/23	$23,752	$25,053	$24,023
07/31/23	$25,193	$25,857	$25,482
08/31/23	$24,356	$25,446	$24,642
09/30/23	$24,614	$24,232	$24,908
10/31/23	$23,208	$23,723	$23,490
11/30/23	$25,671	$25,889	$25,994
12/31/23	$28,105	$27,066	$28,473
01/31/24	$26,871	$27,520	$27,229
02/29/24	$26,560	$28,990	$26,920
03/31/24	$28,364	$29,923	$28,761
04/30/24	$27,911	$28,700	$28,309
05/31/24	$30,329	$30,124	$30,772
06/30/24	$27,987	$31,204	$28,399
07/31/24	$29,902	$31,584	$30,353
08/31/24	$28,230	$32,350	$28,662
09/30/24	$30,080	$33,041	$30,554
10/31/24	$30,024	$32,742	$30,506
11/30/24	$32,441	$34,664	$32,973
12/31/24	$26,826	$33,837	$27,267
01/31/25	$28,024	$34,780	$28,494
02/28/25	$27,463	$34,326	$27,929
03/31/25	$26,494	$32,392	$26,953
04/30/25	$26,678	$32,172	$27,148
05/31/25	$28,440	$34,197	$28,951
06/30/25	$31,848	$35,936	$32,427

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,888,279,029
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 5,946,222
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,888,279,029 Number of Portfolio Holdings32 Portfolio Turnover Rate48% Total Advisory Fees Paid$5,946,222
Holdings [Text Block]

Top Industries

Industry	%
Steel	42.2%
Coal & Consumable Fuels	16.7%
Gold	14.8%
Diversified Metals & Mining	8.6%
Aluminum	8.2%
Silver	4.8%
Copper	4.7%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Warrior Met Coal, Inc.	5.1%
Core Natural Resources, Inc.	4.9%
Cleveland-Cliffs, Inc.	4.9%
Carpenter Technology Corp.	4.8%
Hecla Mining Co.	4.8%
Reliance, Inc.	4.8%
Nucor Corp.	4.8%
Royal Gold, Inc.	4.7%
Alcoa Corp.	4.7%
Newmont Corp.	4.7%

Material Fund Change [Text Block]
C000033550
Shareholder Report [Line Items]
Fund Name	SPDR S&P Oil & Gas Equipment & Services ETF
Trading Symbol	XES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Oil & Gas Equipment & Services ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Oil & Gas Equipment & Services ETF	$30	0.35%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the 12-month period ending June 30, 2025, the oil and gas equipment and services sector faced a difficult environment marked by volatile crude prices, cautious upstream capital spending, and declining rig activity. Despite a resilient U.S. economy, the sector underperformed as service providers contended with margin pressures and subdued demand for drilling and production support.

On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Archrock Inc., Solaris Energy Infrastructure Inc., and TechnipFMC Plc. The top negative contributors to the Fund’s performance during the reporting period were Transocean Ltd. , Helmerich & Payne, Inc., and Weatherford International Plc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XES	S&P 500 Index	S&P Oil & Gas Equipment & Services Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$8,326	$10,210	$8,324
08/31/15	$8,338	$9,594	$8,337
09/30/15	$6,862	$9,356	$6,854
10/31/15	$7,704	$10,145	$7,697
11/30/15	$7,974	$10,176	$7,968
12/31/15	$6,813	$10,015	$6,806
01/31/16	$6,005	$9,518	$5,999
02/29/16	$5,826	$9,505	$5,821
03/31/16	$6,735	$10,150	$6,736
04/30/16	$7,602	$10,189	$7,603
05/31/16	$7,060	$10,372	$7,062
06/30/16	$7,313	$10,399	$7,317
07/31/16	$6,906	$10,783	$6,911
08/31/16	$6,843	$10,798	$6,850
09/30/16	$7,437	$10,800	$7,448
10/31/16	$6,899	$10,603	$6,910
11/30/16	$8,283	$10,996	$8,301
12/31/16	$8,737	$11,213	$8,759
01/31/17	$8,790	$11,426	$8,815
02/28/17	$8,382	$11,879	$8,407
03/31/17	$7,870	$11,893	$7,895
04/30/17	$6,950	$12,015	$6,972
05/31/17	$6,297	$12,184	$6,319
06/30/17	$6,078	$12,260	$6,099
07/31/17	$6,017	$12,512	$6,039
08/31/17	$5,294	$12,551	$5,309
09/30/17	$6,580	$12,810	$6,609
10/31/17	$6,123	$13,109	$6,149
11/30/17	$6,292	$13,511	$6,317
12/31/17	$6,819	$13,661	$6,848
01/31/18	$6,971	$14,443	$7,001
02/28/18	$5,838	$13,911	$5,863
03/31/18	$5,811	$13,557	$5,836
04/30/18	$6,799	$13,609	$6,831
05/31/18	$6,894	$13,937	$6,927
06/30/18	$6,776	$14,023	$6,809
07/31/18	$6,814	$14,544	$6,848
08/31/18	$6,487	$15,018	$6,521
09/30/18	$6,682	$15,104	$6,720
10/31/18	$5,429	$14,072	$5,459
11/30/18	$4,742	$14,358	$4,768
12/31/18	$3,610	$13,062	$3,628
01/31/19	$4,389	$14,109	$4,414
02/28/19	$4,559	$14,562	$4,587
03/31/19	$4,634	$14,845	$4,663
04/30/19	$4,482	$15,446	$4,512
05/31/19	$3,467	$14,464	$3,490
06/30/19	$3,877	$15,483	$3,905
07/31/19	$3,718	$15,706	$3,746
08/31/19	$2,896	$15,457	$2,917
09/30/19	$2,929	$15,746	$2,951
10/31/19	$2,705	$16,087	$2,725
11/30/19	$2,764	$16,671	$2,785
12/31/19	$3,290	$17,175	$3,315
01/31/20	$2,652	$17,168	$2,672
02/29/20	$2,183	$15,755	$2,199
03/31/20	$936	$13,809	$941
04/30/20	$1,204	$15,579	$1,212
05/31/20	$1,333	$16,321	$1,342
06/30/20	$1,368	$16,645	$1,378
07/31/20	$1,410	$17,584	$1,420
08/31/20	$1,425	$18,848	$1,436
09/30/20	$1,157	$18,132	$1,166
10/31/20	$1,133	$17,650	$1,142
11/30/20	$1,617	$19,582	$1,631
12/31/20	$1,860	$20,334	$1,876
01/31/21	$2,004	$20,129	$2,022
02/28/21	$2,391	$20,684	$2,414
03/31/21	$2,239	$21,590	$2,259
04/30/21	$2,123	$22,742	$2,143
05/31/21	$2,465	$22,901	$2,488
06/30/21	$2,608	$23,436	$2,629
07/31/21	$2,229	$23,993	$2,248
08/31/21	$2,168	$24,722	$2,188
09/30/21	$2,293	$23,572	$2,314
10/31/21	$2,409	$25,224	$2,432
11/30/21	$2,029	$25,049	$2,048
12/31/21	$2,085	$26,172	$2,106
01/31/22	$2,451	$24,817	$2,476
02/28/22	$2,711	$24,074	$2,740
03/31/22	$3,169	$24,968	$3,205
04/30/22	$2,966	$22,791	$3,000
05/31/22	$3,244	$22,833	$3,283
06/30/22	$2,525	$20,948	$2,554
07/31/22	$2,704	$22,879	$2,737
08/31/22	$2,658	$21,946	$2,691
09/30/22	$2,333	$19,925	$2,363
10/31/22	$3,320	$21,538	$3,363
11/30/22	$3,332	$22,742	$3,376
12/31/22	$3,376	$21,432	$3,423
01/31/23	$3,712	$22,778	$3,764
02/28/23	$3,616	$22,223	$3,667
03/31/23	$3,192	$23,038	$3,238
04/30/23	$3,128	$23,398	$3,173
05/31/23	$2,845	$23,500	$2,887
06/30/23	$3,320	$25,053	$3,370
07/31/23	$4,011	$25,857	$4,073
08/31/23	$3,951	$25,446	$4,013
09/30/23	$4,075	$24,232	$4,141
10/31/23	$3,721	$23,723	$3,782
11/30/23	$3,557	$25,889	$3,615
12/31/23	$3,605	$27,066	$3,665
01/31/24	$3,480	$27,520	$3,540
02/29/24	$3,500	$28,990	$3,560
03/31/24	$3,983	$29,923	$4,055
04/30/24	$3,784	$28,700	$3,853
05/31/24	$4,009	$30,124	$4,083
06/30/24	$3,899	$31,204	$3,973
07/31/24	$4,216	$31,584	$4,298
08/31/24	$3,714	$32,350	$3,787
09/30/24	$3,480	$33,041	$3,548
10/31/24	$3,333	$32,742	$3,400
11/30/24	$3,682	$34,664	$3,756
12/31/24	$3,407	$33,837	$3,476
01/31/25	$3,452	$34,780	$3,523
02/28/25	$3,210	$34,326	$3,277
03/31/25	$3,097	$32,392	$3,162
04/30/25	$2,489	$32,172	$2,542
05/31/25	$2,603	$34,197	$2,659
06/30/25	$2,767	$35,936	$2,826

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 143,578,252
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 696,900
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$143,578,252 Number of Portfolio Holdings33 Portfolio Turnover Rate34% Total Advisory Fees Paid$696,900
Holdings [Text Block]

Top Industries

Industry	%
Oil & Gas Equipment & Services	77.7%
Oil & Gas Drilling	22.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
TechnipFMC PLC	5.1%
Archrock, Inc.	5.0%
Baker Hughes Co.	4.9%
Weatherford International PLC	4.8%
ChampionX Corp.	4.8%
Schlumberger NV	4.8%
Patterson-UTI Energy, Inc.	4.7%
NOV, Inc.	4.7%
Cactus, Inc., Class A	4.7%
Valaris Ltd.	4.7%

Material Fund Change [Text Block]
C000027708
Shareholder Report [Line Items]
Fund Name	SPDR S&P Semiconductor ETF
Trading Symbol	XSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Semiconductor ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Semiconductor ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence (A.I.), but the focus was not just on companies that might capitalize on the megatrend, like semiconductor name NVIDIA. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period. And as an indicator of the dominance of the A.I. story, NVIDIA was the largest company in the world with a market cap of nearly $4.0 trillion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XSD	S&P 500 Index	S&P Semiconductor Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,229	$10,210	$9,231
08/31/15	$8,907	$9,594	$8,910
09/30/15	$8,779	$9,356	$8,783
10/31/15	$9,885	$10,145	$9,893
11/30/15	$10,504	$10,176	$10,516
12/31/15	$10,187	$10,015	$10,200
01/31/16	$9,646	$9,518	$9,657
02/29/16	$9,697	$9,505	$9,711
03/31/16	$10,390	$10,150	$10,410
04/30/16	$9,887	$10,189	$9,908
05/31/16	$10,598	$10,372	$10,626
06/30/16	$10,403	$10,399	$10,431
07/31/16	$11,667	$10,783	$11,704
08/31/16	$12,033	$10,798	$12,077
09/30/16	$12,459	$10,800	$12,506
10/31/16	$11,935	$10,603	$11,982
11/30/16	$12,868	$10,996	$12,925
12/31/16	$13,167	$11,213	$13,230
01/31/17	$13,670	$11,426	$13,739
02/28/17	$14,030	$11,879	$14,104
03/31/17	$14,188	$11,893	$14,265
04/30/17	$13,957	$12,015	$14,036
05/31/17	$15,169	$12,184	$15,259
06/30/17	$14,530	$12,260	$14,619
07/31/17	$15,313	$12,512	$15,410
08/31/17	$15,044	$12,551	$15,143
09/30/17	$15,464	$12,810	$15,570
10/31/17	$16,703	$13,109	$16,823
11/30/17	$16,782	$13,511	$16,906
12/31/17	$16,489	$13,661	$16,614
01/31/18	$17,350	$14,443	$17,484
02/28/18	$16,829	$13,911	$16,957
03/31/18	$16,570	$13,557	$16,694
04/30/18	$15,876	$13,609	$15,990
05/31/18	$17,688	$13,937	$17,815
06/30/18	$17,151	$14,023	$17,266
07/31/18	$17,666	$14,544	$17,779
08/31/18	$18,703	$15,018	$18,821
09/30/18	$18,060	$15,104	$18,172
10/31/18	$16,015	$14,072	$16,113
11/30/18	$16,838	$14,358	$16,936
12/31/18	$15,456	$13,062	$15,546
01/31/19	$17,114	$14,109	$17,221
02/28/19	$18,796	$14,562	$18,921
03/31/19	$18,765	$14,845	$18,894
04/30/19	$20,708	$15,446	$20,857
05/31/19	$17,599	$14,464	$17,726
06/30/19	$20,213	$15,483	$20,372
07/31/19	$21,939	$15,706	$22,120
08/31/19	$21,088	$15,457	$21,266
09/30/19	$21,549	$15,746	$21,739
10/31/19	$22,504	$16,087	$22,708
11/30/19	$23,446	$16,671	$23,664
12/31/19	$25,440	$17,175	$25,688
01/31/20	$24,516	$17,168	$24,761
02/29/20	$22,924	$15,755	$23,155
03/31/20	$20,188	$13,809	$20,398
04/30/20	$23,962	$15,579	$24,219
05/31/20	$25,809	$16,321	$26,094
06/30/20	$26,970	$16,645	$27,277
07/31/20	$29,338	$17,584	$29,683
08/31/20	$30,493	$18,848	$30,868
09/30/20	$30,276	$18,132	$30,656
10/31/20	$31,923	$17,650	$32,334
11/30/20	$37,908	$19,582	$38,409
12/31/20	$41,145	$20,334	$41,706
01/31/21	$43,299	$20,129	$43,904
02/28/21	$44,930	$20,684	$45,571
03/31/21	$44,058	$21,590	$44,703
04/30/21	$42,646	$22,742	$43,283
05/31/21	$43,096	$22,901	$43,753
06/30/21	$46,385	$23,436	$47,114
07/31/21	$46,067	$23,993	$46,803
08/31/21	$48,859	$24,722	$49,656
09/30/21	$47,736	$23,572	$48,515
10/31/21	$53,386	$25,224	$54,276
11/30/21	$57,430	$25,049	$58,405
12/31/21	$58,654	$26,172	$59,676
01/31/22	$49,386	$24,817	$50,253
02/28/22	$49,862	$24,074	$50,748
03/31/22	$50,077	$24,968	$50,988
04/30/22	$41,523	$22,791	$42,274
05/31/22	$44,120	$22,833	$44,917
06/30/22	$36,708	$20,948	$37,356
07/31/22	$44,115	$22,879	$44,911
08/31/22	$41,362	$21,946	$42,114
09/30/22	$36,825	$19,925	$37,498
10/31/22	$38,002	$21,538	$38,709
11/30/22	$45,024	$22,742	$45,887
12/31/22	$40,570	$21,432	$41,350
01/31/23	$47,564	$22,778	$48,492
02/28/23	$48,062	$22,223	$49,011
03/31/23	$50,616	$23,038	$51,634
04/30/23	$43,276	$23,398	$44,154
05/31/23	$49,451	$23,500	$50,474
06/30/23	$53,742	$25,053	$54,875
07/31/23	$55,617	$25,857	$56,807
08/31/23	$51,785	$25,446	$52,906
09/30/23	$47,625	$24,232	$48,666
10/31/23	$41,249	$23,723	$42,155
11/30/23	$48,458	$25,889	$49,547
12/31/23	$54,702	$27,066	$55,960
01/31/24	$51,234	$27,520	$52,423
02/29/24	$54,420	$28,990	$55,701
03/31/24	$56,547	$29,923	$57,901
04/30/24	$54,633	$28,700	$55,953
05/31/24	$59,856	$30,124	$61,323
06/30/24	$60,252	$31,204	$61,746
07/31/24	$58,998	$31,584	$60,477
08/31/24	$58,578	$32,350	$60,066
09/30/24	$58,581	$33,041	$60,088
10/31/24	$55,964	$32,742	$57,418
11/30/24	$60,420	$34,664	$62,010
12/31/24	$60,597	$33,837	$62,210
01/31/25	$60,695	$34,780	$62,327
02/28/25	$55,225	$34,326	$56,719
03/31/25	$49,022	$32,392	$50,355
04/30/25	$47,159	$32,172	$48,445
05/31/25	$54,051	$34,197	$55,531
06/30/25	$62,714	$35,936	$64,461

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,290,294,793
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 4,559,135
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,290,294,793 Number of Portfolio Holdings42 Portfolio Turnover Rate28% Total Advisory Fees Paid$4,559,135
Holdings [Text Block]

Top Industries

Industry	%
Semiconductors	99.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Credo Technology Group Holding Ltd.	3.6%
Ambarella, Inc.	3.4%
Advanced Micro Devices, Inc.	3.2%
Allegro MicroSystems, Inc.	3.2%
Marvell Technology, Inc.	3.1%
NVIDIA Corp.	3.1%
MACOM Technology Solutions Holdings, Inc.	3.0%
Broadcom, Inc.	3.0%
Intel Corp.	3.0%
Silicon Laboratories, Inc.	3.0%

Material Fund Change [Text Block]
C000033545
Shareholder Report [Line Items]
Fund Name	SPDR S&P Software & Services ETF
Trading Symbol	XSW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Software & Services ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Software & Services ETF	$40	0.35%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The macroeconomic backdrop was marked by resilient U.S. economic growth, moderating inflation, and the U.S. Federal Reserve that maintained a cautious stance on rate cuts. The software and services sector benefited from strong demand for AI-driven solutions and digital transformation initiatives across industries.

On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were D-Wave Quantum Inc., Palantir Technologies Inc., and AppLovin Corp. The top negative contributors to the Fund’s performance during the reporting period were Rapid7 Inc., N-able, Inc., and PROS Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XSW	S&P 500 Index	S&P Software & Services Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,023	$10,210	$10,025
08/31/15	$9,403	$9,594	$9,406
09/30/15	$9,178	$9,356	$9,183
10/31/15	$9,839	$10,145	$9,846
11/30/15	$10,243	$10,176	$10,251
12/31/15	$9,863	$10,015	$9,871
01/31/16	$8,837	$9,518	$8,844
02/29/16	$8,794	$9,505	$8,802
03/31/16	$9,390	$10,150	$9,403
04/30/16	$9,572	$10,189	$9,587
05/31/16	$10,019	$10,372	$10,038
06/30/16	$9,954	$10,399	$9,974
07/31/16	$10,592	$10,783	$10,618
08/31/16	$10,767	$10,798	$10,797
09/30/16	$10,948	$10,800	$10,981
10/31/16	$10,593	$10,603	$10,627
11/30/16	$10,912	$10,996	$10,935
12/31/16	$10,791	$11,213	$10,817
01/31/17	$11,137	$11,426	$11,166
02/28/17	$11,516	$11,879	$11,550
03/31/17	$11,651	$11,893	$11,690
04/30/17	$11,806	$12,015	$11,848
05/31/17	$12,377	$12,184	$12,425
06/30/17	$12,405	$12,260	$12,457
07/31/17	$12,687	$12,512	$12,745
08/31/17	$12,845	$12,551	$12,907
09/30/17	$13,050	$12,810	$13,117
10/31/17	$13,615	$13,109	$13,689
11/30/17	$13,831	$13,511	$13,909
12/31/17	$13,768	$13,661	$13,850
01/31/18	$14,815	$14,443	$14,908
02/28/18	$14,967	$13,911	$15,064
03/31/18	$15,006	$13,557	$15,105
04/30/18	$15,381	$13,609	$15,488
05/31/18	$16,052	$13,937	$16,168
06/30/18	$16,105	$14,023	$16,225
07/31/18	$16,354	$14,544	$16,481
08/31/18	$18,125	$15,018	$18,272
09/30/18	$18,080	$15,104	$18,233
10/31/18	$16,019	$14,072	$16,157
11/30/18	$16,165	$14,358	$16,308
12/31/18	$14,991	$13,062	$15,108
01/31/19	$16,969	$14,109	$17,105
02/28/19	$18,462	$14,562	$18,616
03/31/19	$18,832	$14,845	$18,995
04/30/19	$19,681	$15,446	$19,857
05/31/19	$18,425	$14,464	$18,594
06/30/19	$19,214	$15,483	$19,396
07/31/19	$19,788	$15,706	$19,980
08/31/19	$19,218	$15,457	$19,409
09/30/19	$18,633	$15,746	$18,820
10/31/19	$19,110	$16,087	$19,303
11/30/19	$20,518	$16,671	$20,732
12/31/19	$20,319	$17,175	$20,537
01/31/20	$20,991	$17,168	$21,223
02/29/20	$19,776	$15,755	$20,001
03/31/20	$16,463	$13,809	$16,662
04/30/20	$18,979	$15,579	$19,215
05/31/20	$21,425	$16,321	$21,699
06/30/20	$22,353	$16,645	$22,646
07/31/20	$23,338	$17,584	$23,651
08/31/20	$24,928	$18,848	$25,270
09/30/20	$23,955	$18,132	$24,290
10/31/20	$23,663	$17,650	$24,000
11/30/20	$28,023	$19,582	$28,435
12/31/20	$30,896	$20,334	$31,364
01/31/21	$30,899	$20,129	$31,375
02/28/21	$32,227	$20,684	$32,730
03/31/21	$31,561	$21,590	$32,064
04/30/21	$32,744	$22,742	$33,274
05/31/21	$32,265	$22,901	$32,796
06/30/21	$34,404	$23,436	$34,981
07/31/21	$34,409	$23,993	$34,997
08/31/21	$35,793	$24,722	$36,416
09/30/21	$34,459	$23,572	$35,069
10/31/21	$36,394	$25,224	$37,048
11/30/21	$33,286	$25,049	$33,890
12/31/21	$33,251	$26,172	$33,866
01/31/22	$29,953	$24,817	$30,512
02/28/22	$29,023	$24,074	$29,570
03/31/22	$29,561	$24,968	$30,127
04/30/22	$26,227	$22,791	$26,730
05/31/22	$24,508	$22,833	$24,979
06/30/22	$22,306	$20,948	$22,738
07/31/22	$24,235	$22,879	$24,708
08/31/22	$23,592	$21,946	$24,055
09/30/22	$21,494	$19,925	$21,917
10/31/22	$23,071	$21,538	$23,529
11/30/22	$22,643	$22,742	$23,095
12/31/22	$21,851	$21,432	$22,286
01/31/23	$24,509	$22,778	$25,002
02/28/23	$24,150	$22,223	$24,634
03/31/23	$24,781	$23,038	$25,282
04/30/23	$23,423	$23,398	$23,899
05/31/23	$25,702	$23,500	$26,228
06/30/23	$26,827	$25,053	$27,379
07/31/23	$28,669	$25,857	$29,264
08/31/23	$27,126	$25,446	$27,695
09/30/23	$25,553	$24,232	$26,092
10/31/23	$24,106	$23,723	$24,618
11/30/23	$27,476	$25,889	$28,017
12/31/23	$30,352	$27,066	$30,959
01/31/24	$29,743	$27,520	$30,342
02/29/24	$31,180	$28,990	$31,815
03/31/24	$31,397	$29,923	$32,042
04/30/24	$29,197	$28,700	$29,800
05/31/24	$29,305	$30,124	$29,911
06/30/24	$30,456	$31,204	$31,093
07/31/24	$31,489	$31,584	$32,153
08/31/24	$31,709	$32,350	$32,380
09/30/24	$32,392	$33,041	$33,087
10/31/24	$33,424	$32,742	$34,148
11/30/24	$39,304	$34,664	$40,151
12/31/24	$38,112	$33,837	$38,938
01/31/25	$39,143	$34,780	$39,993
02/28/25	$35,572	$34,326	$36,344
03/31/25	$32,279	$32,392	$32,975
04/30/25	$32,915	$32,172	$33,615
05/31/25	$36,181	$34,197	$36,956
06/30/25	$38,306	$35,936	$39,132

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 499,422,848
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 1,557,340
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$499,422,848 Number of Portfolio Holdings142 Portfolio Turnover Rate51% Total Advisory Fees Paid$1,557,340
Holdings [Text Block]

Top Industries

Industry	%
Application Software	70.1%
Systems Software	19.4%
IT Consulting & Other Services	8.2%
Interactive Home Entertainment	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
BigBear.ai Holdings, Inc.	1.3%
Core Scientific, Inc.	1.0%
Oracle Corp.	0.9%
Zeta Global Holdings Corp., Class A	0.9%
NextNav, Inc.	0.9%
Cipher Mining, Inc.	0.8%
Digital Turbine, Inc.	0.8%
Datadog, Inc., Class A	0.8%
Bentley Systems, Inc., Class B	0.8%
Cleanspark, Inc.	0.8%

Material Fund Change [Text Block]
C000033539
Shareholder Report [Line Items]
Fund Name	SPDR S&P Telecom ETF
Trading Symbol	XTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Telecom ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Telecom ETF	$44	0.35%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend but also on those who might be left behind by it. The telecom industry had a strong fiscal year finishing up with solid double-digit returns. While the Information Technology and the Communication Services both had a strong fiscal year of performance, the telecom industry outperformed both. All sub industries within the telecoms performed strongly including Communications Equipment, Wireless Telecommunications Services, Integrated Telecom Services, and Alternative Carriers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XTL	S&P 500 Index	S&P Telecom Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,078	$10,210	$10,081
08/31/15	$9,673	$9,594	$9,675
09/30/15	$9,245	$9,356	$9,244
10/31/15	$10,044	$10,145	$10,044
11/30/15	$10,090	$10,176	$10,091
12/31/15	$9,811	$10,015	$9,814
01/31/16	$8,909	$9,518	$8,912
02/29/16	$9,590	$9,505	$9,593
03/31/16	$10,054	$10,150	$10,060
04/30/16	$10,004	$10,189	$10,010
05/31/16	$10,221	$10,372	$10,228
06/30/16	$10,304	$10,399	$10,311
07/31/16	$10,956	$10,783	$10,966
08/31/16	$11,156	$10,798	$11,169
09/30/16	$11,624	$10,800	$11,642
10/31/16	$11,230	$10,603	$11,249
11/30/16	$11,969	$10,996	$11,994
12/31/16	$12,312	$11,213	$12,342
01/31/17	$12,609	$11,426	$12,643
02/28/17	$12,622	$11,879	$12,656
03/31/17	$12,642	$11,893	$12,679
04/30/17	$12,622	$12,015	$12,654
05/31/17	$12,601	$12,184	$12,631
06/30/17	$12,597	$12,260	$12,624
07/31/17	$12,852	$12,512	$12,875
08/31/17	$12,578	$12,551	$12,593
09/30/17	$12,525	$12,810	$12,529
10/31/17	$12,456	$13,109	$12,444
11/30/17	$12,706	$13,511	$12,682
12/31/17	$12,367	$13,661	$12,332
01/31/18	$12,680	$14,443	$12,635
02/28/18	$12,495	$13,911	$12,441
03/31/18	$12,577	$13,557	$12,514
04/30/18	$12,709	$13,609	$12,635
05/31/18	$12,805	$13,937	$12,719
06/30/18	$13,222	$14,023	$13,130
07/31/18	$13,031	$14,544	$12,936
08/31/18	$14,092	$15,018	$13,993
09/30/18	$14,020	$15,104	$13,925
10/31/18	$12,887	$14,072	$12,799
11/30/18	$13,009	$14,358	$12,923
12/31/18	$11,621	$13,062	$11,549
01/31/19	$12,621	$14,109	$12,549
02/28/19	$13,305	$14,562	$13,234
03/31/19	$13,062	$14,845	$12,994
04/30/19	$13,509	$15,446	$13,442
05/31/19	$12,047	$14,464	$11,986
06/30/19	$12,539	$15,483	$12,477
07/31/19	$13,171	$15,706	$13,110
08/31/19	$12,386	$15,457	$12,330
09/30/19	$12,452	$15,746	$12,401
10/31/19	$12,573	$16,087	$12,526
11/30/19	$12,825	$16,671	$12,780
12/31/19	$13,022	$17,175	$12,980
01/31/20	$12,750	$17,168	$12,712
02/29/20	$12,291	$15,755	$12,257
03/31/20	$11,083	$13,809	$11,054
04/30/20	$12,440	$15,579	$12,412
05/31/20	$12,970	$16,321	$12,945
06/30/20	$13,038	$16,645	$13,015
07/31/20	$14,164	$17,584	$14,137
08/31/20	$13,895	$18,848	$13,866
09/30/20	$12,649	$18,132	$12,620
10/31/20	$12,782	$17,650	$12,750
11/30/20	$14,771	$19,582	$14,741
12/31/20	$15,958	$20,334	$15,916
01/31/21	$17,276	$20,129	$17,236
02/28/21	$17,346	$20,684	$17,311
03/31/21	$17,658	$21,590	$17,630
04/30/21	$18,004	$22,742	$17,982
05/31/21	$18,802	$22,901	$18,786
06/30/21	$19,296	$23,436	$19,289
07/31/21	$18,882	$23,993	$18,878
08/31/21	$19,113	$24,722	$19,116
09/30/21	$18,115	$23,572	$18,119
10/31/21	$18,208	$25,224	$18,217
11/30/21	$18,143	$25,049	$18,156
12/31/21	$19,360	$26,172	$19,387
01/31/22	$17,402	$24,817	$17,427
02/28/22	$17,097	$24,074	$17,125
03/31/22	$17,685	$24,968	$17,720
04/30/22	$15,652	$22,791	$15,679
05/31/22	$16,030	$22,833	$16,063
06/30/22	$14,883	$20,948	$14,917
07/31/22	$16,674	$22,879	$16,719
08/31/22	$16,523	$21,946	$16,568
09/30/22	$14,737	$19,925	$14,773
10/31/22	$16,849	$21,538	$16,898
11/30/22	$16,788	$22,742	$16,840
12/31/22	$15,648	$21,432	$15,696
01/31/23	$16,650	$22,778	$16,707
02/28/23	$15,632	$22,223	$15,690
03/31/23	$15,584	$23,038	$15,647
04/30/23	$14,427	$23,398	$14,486
05/31/23	$14,035	$23,500	$14,090
06/30/23	$14,960	$25,053	$15,025
07/31/23	$14,159	$25,857	$14,223
08/31/23	$14,949	$25,446	$15,022
09/30/23	$13,715	$24,232	$13,783
10/31/23	$12,772	$23,723	$12,836
11/30/23	$13,597	$25,889	$13,668
12/31/23	$15,479	$27,066	$15,566
01/31/24	$14,839	$27,520	$14,930
02/29/24	$14,563	$28,990	$14,651
03/31/24	$14,403	$29,923	$14,496
04/30/24	$13,200	$28,700	$13,285
05/31/24	$14,890	$30,124	$14,991
06/30/24	$15,115	$31,204	$15,220
07/31/24	$17,322	$31,584	$17,451
08/31/24	$18,225	$32,350	$18,366
09/30/24	$19,535	$33,041	$19,691
10/31/24	$19,609	$32,742	$19,766
11/30/24	$21,438	$34,664	$21,614
12/31/24	$20,853	$33,837	$21,023
01/31/25	$21,000	$34,780	$21,177
02/28/25	$20,997	$34,326	$21,177
03/31/25	$19,549	$32,392	$19,716
04/30/25	$18,868	$32,172	$19,026
05/31/25	$19,945	$34,197	$20,118
06/30/25	$22,978	$35,936	$23,186

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 117,345,971
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 415,730
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$117,345,971 Number of Portfolio Holdings40 Portfolio Turnover Rate41% Total Advisory Fees Paid$415,730
Holdings [Text Block]

Top Industries

Industry	%
Communications Equipment	55.1%
Alternative Carriers	21.5%
Integrated Telecommunication Services	12.3%
Wireless Telecommunication Services	11.0%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
AST SpaceMobile, Inc.	4.7%
Lumentum Holdings, Inc.	4.2%
Ciena Corp.	4.1%
Juniper Networks, Inc.	4.0%
Calix, Inc.	4.0%
Arista Networks, Inc.	3.9%
Cisco Systems, Inc.	3.9%
Lumen Technologies, Inc.	3.8%
Iridium Communications, Inc.	3.8%
Telephone & Data Systems, Inc.	3.8%

Material Fund Change [Text Block]
C000033540
Shareholder Report [Line Items]
Fund Name	SPDR S&P Transportation ETF
Trading Symbol	XTN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Transportation ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Transportation ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The transportation industry had a volatile fiscal year. Despite the strong performance of the Industrial sector over this time period, the transportation generated only modest gains. Performance in the Passenger Ground Transportation and the Passenger Airlines sub industries performed strongly with solid double-digit returns. However, inflation and shipping costs held back performance of the Fund. This was represented by the Cargo Ground Transportation, Marine Transportation, and Air Freight & Logistics sub industries and combined represents more than 70% of the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XTN	S&P 500 Index	S&P Transportation Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,242	$10,210	$10,245
08/31/15	$9,503	$9,594	$9,506
09/30/15	$9,044	$9,356	$9,048
10/31/15	$9,653	$10,145	$9,661
11/30/15	$9,621	$10,176	$9,630
12/31/15	$8,906	$10,015	$8,916
01/31/16	$8,257	$9,518	$8,266
02/29/16	$8,787	$9,505	$8,799
03/31/16	$9,561	$10,150	$9,578
04/30/16	$9,436	$10,189	$9,454
05/31/16	$9,335	$10,372	$9,355
06/30/16	$9,108	$10,399	$9,128
07/31/16	$9,731	$10,783	$9,755
08/31/16	$9,739	$10,798	$9,766
09/30/16	$9,887	$10,800	$9,918
10/31/16	$9,919	$10,603	$9,952
11/30/16	$11,249	$10,996	$11,294
12/31/16	$11,306	$11,213	$11,354
01/31/17	$11,401	$11,426	$11,453
02/28/17	$11,658	$11,879	$11,715
03/31/17	$11,106	$11,893	$11,161
04/30/17	$11,308	$12,015	$11,367
05/31/17	$11,040	$12,184	$11,101
06/30/17	$11,647	$12,260	$11,716
07/31/17	$11,416	$12,512	$11,487
08/31/17	$11,939	$12,551	$12,018
09/30/17	$12,639	$12,810	$12,729
10/31/17	$12,647	$13,109	$12,740
11/30/17	$13,336	$13,511	$13,440
12/31/17	$13,751	$13,661	$13,864
01/31/18	$14,123	$14,443	$14,243
02/28/18	$13,242	$13,911	$13,358
03/31/18	$13,267	$13,557	$13,386
04/30/18	$13,093	$13,609	$13,214
05/31/18	$13,645	$13,937	$13,776
06/30/18	$13,364	$14,023	$13,496
07/31/18	$13,883	$14,544	$14,025
08/31/18	$14,348	$15,018	$14,499
09/30/18	$14,243	$15,104	$14,398
10/31/18	$12,581	$14,072	$12,720
11/30/18	$13,521	$14,358	$13,675
12/31/18	$11,412	$13,062	$11,542
01/31/19	$12,779	$14,109	$12,929
02/28/19	$13,173	$14,562	$13,333
03/31/19	$12,897	$14,845	$13,056
04/30/19	$13,473	$15,446	$13,645
05/31/19	$12,019	$14,464	$12,171
06/30/19	$13,123	$15,483	$13,304
07/31/19	$13,506	$15,706	$13,696
08/31/19	$12,656	$15,457	$12,838
09/30/19	$13,123	$15,746	$13,312
10/31/19	$13,413	$16,087	$13,609
11/30/19	$13,872	$16,671	$14,077
12/31/19	$13,878	$17,175	$14,087
01/31/20	$13,567	$17,168	$13,775
02/29/20	$11,888	$15,755	$12,068
03/31/20	$9,459	$13,809	$9,602
04/30/20	$10,396	$15,579	$10,557
05/31/20	$11,277	$16,321	$11,455
06/30/20	$11,451	$16,645	$11,632
07/31/20	$11,803	$17,584	$11,993
08/31/20	$13,079	$18,848	$13,295
09/30/20	$12,599	$18,132	$12,810
10/31/20	$12,714	$17,650	$12,931
11/30/20	$15,095	$19,582	$15,363
12/31/20	$15,506	$20,334	$15,787
01/31/21	$15,149	$20,129	$15,429
02/28/21	$17,683	$20,684	$18,018
03/31/21	$19,160	$21,590	$19,527
04/30/21	$19,490	$22,742	$19,870
05/31/21	$19,938	$22,901	$20,333
06/30/21	$18,630	$23,436	$19,003
07/31/21	$18,207	$23,993	$18,577
08/31/21	$18,851	$24,722	$19,240
09/30/21	$18,992	$23,572	$19,391
10/31/21	$19,934	$25,224	$20,361
11/30/21	$19,832	$25,049	$20,261
12/31/21	$20,759	$26,172	$21,221
01/31/22	$18,878	$24,817	$19,302
02/28/22	$19,315	$24,074	$19,755
03/31/22	$19,628	$24,968	$20,083
04/30/22	$17,972	$22,791	$18,391
05/31/22	$17,300	$22,833	$17,704
06/30/22	$14,985	$20,948	$15,336
07/31/22	$16,966	$22,879	$17,369
08/31/22	$16,083	$21,946	$16,465
09/30/22	$14,105	$19,925	$14,439
10/31/22	$15,661	$21,538	$16,033
11/30/22	$16,567	$22,742	$16,967
12/31/22	$14,916	$21,432	$15,276
01/31/23	$17,166	$22,778	$17,589
02/28/23	$17,048	$22,223	$17,471
03/31/23	$16,127	$23,038	$16,529
04/30/23	$16,228	$23,398	$16,636
05/31/23	$16,009	$23,500	$16,416
06/30/23	$18,660	$25,053	$19,144
07/31/23	$19,648	$25,857	$20,164
08/31/23	$17,926	$25,446	$18,401
09/30/23	$16,751	$24,232	$17,195
10/31/23	$15,093	$23,723	$15,495
11/30/23	$16,682	$25,889	$17,131
12/31/23	$18,689	$27,066	$19,204
01/31/24	$17,591	$27,520	$18,078
02/29/24	$18,549	$28,990	$19,069
03/31/24	$19,024	$29,923	$19,563
04/30/24	$16,950	$28,700	$17,432
05/31/24	$17,325	$30,124	$17,821
06/30/24	$17,582	$31,204	$18,089
07/31/24	$18,251	$31,584	$18,781
08/31/24	$17,611	$32,350	$18,122
09/30/24	$18,541	$33,041	$19,085
10/31/24	$18,860	$32,742	$19,417
11/30/24	$21,411	$34,664	$22,053
12/31/24	$19,581	$33,837	$20,172
01/31/25	$20,246	$34,780	$20,864
02/28/25	$18,837	$34,326	$19,415
03/31/25	$16,743	$32,392	$17,258
04/30/25	$15,597	$32,172	$16,079
05/31/25	$17,401	$34,197	$17,943
06/30/25	$18,283	$35,936	$18,860

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 171,569,764
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 695,353
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$171,569,764 Number of Portfolio Holdings46 Portfolio Turnover Rate28% Total Advisory Fees Paid$695,353
Holdings [Text Block]

Top Industries

Industry	%
Cargo Ground Transportation	32.1%
Airlines	24.5%
Air Freight & Logistics	17.1%
Passenger Ground Transportation	10.9%
Railroads	8.9%
Marine	6.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Avis Budget Group, Inc.	3.5%
GXO Logistics, Inc.	2.9%
ArcBest Corp.	2.9%
Joby Aviation, Inc.	2.9%
Uber Technologies, Inc.	2.8%
Saia, Inc.	2.8%
Ryder System, Inc.	2.8%
XPO, Inc.	2.7%
SkyWest, Inc.	2.7%
Union Pacific Corp.	2.7%

Material Fund Change [Text Block]
C000162275
Shareholder Report [Line Items]
Fund Name	SPDR FactSet Innovative Technology ETF
Trading Symbol	XITK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR FactSet Innovative Technology ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR FactSet Innovative Technology ETF	$52	0.45%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment during the reporting period was shaped initially by inflation dynamics and investor speculation around how the U.S. Federal Reserve and other central banks might respond to more favorable inflation data. This narrative shifted mid-period with the introduction of a new tariff regime by the U.S. administration, which added a layer of geopolitical uncertainty and market volatility. Meanwhile, the secular growth story continued to be dominated by developments in artificial intelligence. Investor focus extended beyond companies positioned to benefit from the A.I. megatrend to include those potentially at risk of being disrupted by it. This bifurcation in market sentiment contributed to notable dispersion in equity performance across sectors. Despite the macroeconomic and policy headwinds, global equity markets proved resilient. U.S., developed, and emerging markets all posted gains over the 1 year period. Underscoring the strength of the A.I.-driven rally, the world’s largest company reached a market capitalization of nearly $4.0 trillion by the end of the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XITK	S&P 500 Index	FactSet Innovative Technology Index
01/13/16	$10,000	$10,000	$10,000
01/31/16	$9,851	$10,269	$9,849
02/29/16	$9,916	$10,255	$9,914
03/31/16	$10,547	$10,951	$10,550
04/30/16	$10,737	$10,993	$10,744
05/31/16	$11,028	$11,190	$11,040
06/30/16	$10,967	$11,219	$10,983
07/31/16	$12,049	$11,633	$12,072
08/31/16	$12,392	$11,649	$12,424
09/30/16	$12,580	$11,652	$12,613
10/31/16	$11,904	$11,439	$11,939
11/30/16	$12,278	$11,863	$12,319
12/31/16	$11,888	$12,097	$11,932
01/31/17	$12,444	$12,327	$12,496
02/28/17	$12,733	$12,816	$12,790
03/31/17	$13,005	$12,831	$13,070
04/30/17	$13,550	$12,963	$13,625
05/31/17	$14,171	$13,145	$14,257
06/30/17	$14,222	$13,227	$14,300
07/31/17	$14,815	$13,499	$14,901
08/31/17	$15,285	$13,541	$15,378
09/30/17	$15,785	$13,820	$15,886
10/31/17	$16,228	$14,142	$16,336
11/30/17	$16,321	$14,576	$16,435
12/31/17	$16,117	$14,738	$16,231
01/31/18	$17,436	$15,582	$17,563
02/28/18	$17,960	$15,008	$18,093
03/31/18	$18,084	$14,626	$18,222
04/30/18	$18,109	$14,682	$18,247
05/31/18	$19,823	$15,036	$19,978
06/30/18	$19,744	$15,129	$19,902
07/31/18	$19,447	$15,691	$19,602
08/31/18	$21,788	$16,203	$21,966
09/30/18	$21,455	$16,295	$21,636
10/31/18	$18,623	$15,181	$18,783
11/30/18	$18,978	$15,491	$19,147
12/31/18	$17,447	$14,092	$17,628
01/31/19	$20,069	$15,221	$20,300
02/28/19	$21,637	$15,710	$21,894
03/31/19	$21,971	$16,015	$22,240
04/30/19	$22,972	$16,664	$23,261
05/31/19	$21,009	$15,605	$21,280
06/30/19	$22,229	$16,705	$22,524
07/31/19	$22,746	$16,945	$23,056
08/31/19	$21,951	$16,676	$22,263
09/30/19	$20,997	$16,988	$21,302
10/31/19	$22,188	$17,356	$22,524
11/30/19	$23,857	$17,986	$24,226
12/31/19	$23,890	$18,529	$24,276
01/31/20	$24,952	$18,522	$25,362
02/29/20	$24,062	$16,997	$24,465
03/31/20	$20,813	$14,898	$21,168
04/30/20	$24,198	$16,808	$24,618
05/31/20	$27,995	$17,608	$28,484
06/30/20	$30,604	$17,958	$31,148
07/31/20	$33,724	$18,971	$34,335
08/31/20	$36,169	$20,334	$36,837
09/30/20	$35,565	$19,562	$36,233
10/31/20	$35,800	$19,042	$36,488
11/30/20	$41,726	$21,126	$42,539
12/31/20	$45,349	$21,938	$46,255
01/31/21	$46,845	$21,717	$47,793
02/28/21	$48,805	$22,316	$49,805
03/31/21	$44,012	$23,293	$44,926
04/30/21	$45,563	$24,536	$46,525
05/31/21	$43,949	$24,707	$44,891
06/30/21	$47,666	$25,284	$48,708
07/31/21	$46,877	$25,885	$47,917
08/31/21	$47,770	$26,672	$48,847
09/30/21	$45,435	$25,431	$46,476
10/31/21	$48,394	$27,213	$49,511
11/30/21	$42,961	$27,024	$43,969
12/31/21	$40,235	$28,236	$41,208
01/31/22	$34,464	$26,774	$35,311
02/28/22	$33,878	$25,973	$34,718
03/31/22	$32,242	$26,937	$33,053
04/30/22	$26,858	$24,588	$27,538
05/31/22	$24,867	$24,633	$25,499
06/30/22	$22,735	$22,600	$23,313
07/31/22	$23,811	$24,684	$24,418
08/31/22	$23,622	$23,677	$24,224
09/30/22	$21,009	$21,497	$21,540
10/31/22	$21,569	$23,237	$22,120
11/30/22	$21,677	$24,535	$22,238
12/31/22	$21,127	$23,122	$21,684
01/31/23	$24,508	$24,575	$25,161
02/28/23	$23,960	$23,975	$24,601
03/31/23	$25,226	$24,855	$25,905
04/30/23	$23,149	$25,243	$23,768
05/31/23	$25,802	$25,353	$26,501
06/30/23	$27,841	$27,028	$28,601
07/31/23	$30,510	$27,897	$31,355
08/31/23	$28,332	$27,452	$29,121
09/30/23	$26,097	$26,143	$26,831
10/31/23	$23,833	$25,594	$24,509
11/30/23	$27,659	$27,931	$28,449
12/31/23	$30,823	$29,200	$31,720
01/31/24	$30,393	$29,691	$31,290
02/29/24	$31,689	$31,276	$32,632
03/31/24	$31,517	$32,282	$32,466
04/30/24	$29,321	$30,964	$30,144
05/31/24	$29,753	$32,499	$30,602
06/30/24	$30,944	$33,665	$31,819
07/31/24	$31,340	$34,075	$32,205
08/31/24	$31,812	$34,902	$32,695
09/30/24	$32,637	$35,647	$33,554
10/31/24	$32,872	$35,324	$33,811
11/30/24	$38,309	$37,397	$39,426
12/31/24	$36,760	$36,506	$37,850
01/31/25	$39,559	$37,522	$40,749
02/28/25	$37,269	$37,033	$38,402
03/31/25	$33,782	$34,946	$34,815
04/30/25	$34,481	$34,709	$35,578
05/31/25	$37,871	$36,894	$39,090
06/30/25	$39,960	$38,770	$41,261

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 01/13/16
XITK	29.14%	5.48%	15.76%
S&P 500 Index	15.16%	16.64%	15.40%
FactSet Innovative Technology Index	29.67%	5.78%	16.16%

Performance Inception Date	Jan. 13, 2016
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 90,849,757
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 421,122
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$90,849,757 Number of Portfolio Holdings98 Portfolio Turnover Rate58% Total Advisory Fees Paid$421,122
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	37.3%
IT Services	8.6%
Professional Services	8.3%
Entertainment	7.0%
Semiconductors & Semiconductor Equipment	6.8%
Interactive Media & Services	6.6%
Financial Services	5.6%
Health Care Technology	5.1%
Communications Equipment	2.4%
Diversified Consumer Services	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Sezzle, Inc.	3.5%
fuboTV, Inc.	2.5%
Hesai Group	2.0%
ROBLOX Corp., Class A	1.8%
ACM Research, Inc., Class A	1.7%
Spotify Technology SA	1.6%
Couchbase, Inc.	1.6%
Zscaler, Inc.	1.6%
Calix, Inc.	1.5%
Netflix, Inc.	1.5%

Material Fund Change [Text Block]
C000234530
Shareholder Report [Line Items]
Fund Name	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Trading Symbol	LQIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy as well as high interest rates were the primary drivers of Fund performance during the reporting period. Following a year-long pause in rate decisions, the Fed commenced a cutting cycle in late September, ultimately cutting by 1% in the second half of 2025 to a terminal rate of 4.50% before pausing once again through the first half of 2025. Inflation and unemployment data has been strong in 2025, making the case for the Fed to keep rates higher for longer. The new administration's policies surrounding tariffs and immigration have introduced a large amount of volatility to bond markets. In April, tariffs announced on "liberation day" caused credit spreads to widen violently, though spreads tightened once again in subsequent months. Despite intra-period volatility, credit spreads still ended the period tighter than where they started, impacting performance positively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	LQIG	Bloomberg U.S. Aggregate Bond Index	MarketAxess U.S. Investment Grade 400 Corporate Bond Index
05/11/22	$10,000	$10,000	$10,000
05/31/22	$10,136	$10,064	$10,140
06/30/22	$9,816	$9,906	$9,820
07/31/22	$10,213	$10,149	$10,220
08/31/22	$9,835	$9,862	$9,843
09/30/22	$9,284	$9,436	$9,294
10/31/22	$9,220	$9,313	$9,231
11/30/22	$9,730	$9,656	$9,742
12/31/22	$9,662	$9,612	$9,669
01/31/23	$10,105	$9,908	$10,115
02/28/23	$9,736	$9,652	$9,746
03/31/23	$10,106	$9,897	$10,118
04/30/23	$10,164	$9,957	$10,174
05/31/23	$10,011	$9,849	$10,026
06/30/23	$10,059	$9,814	$10,073
07/31/23	$10,080	$9,807	$10,095
08/31/23	$9,986	$9,744	$10,001
09/30/23	$9,685	$9,496	$9,698
10/31/23	$9,479	$9,347	$9,498
11/30/23	$10,121	$9,770	$10,138
12/31/23	$10,570	$10,144	$10,587
01/31/24	$10,534	$10,116	$10,555
02/29/24	$10,359	$9,973	$10,377
03/31/24	$10,501	$10,065	$10,519
04/30/24	$10,200	$9,811	$10,222
05/31/24	$10,409	$9,977	$10,433
06/30/24	$10,487	$10,072	$10,508
07/31/24	$10,738	$10,307	$10,764
08/31/24	$10,921	$10,455	$10,947
09/30/24	$11,130	$10,595	$11,159
10/31/24	$10,814	$10,332	$10,844
11/30/24	$10,970	$10,442	$10,998
12/31/24	$10,756	$10,271	$10,789
01/31/25	$10,776	$10,325	$10,809
02/28/25	$11,024	$10,552	$11,054
03/31/25	$10,975	$10,556	$11,011
04/30/25	$10,972	$10,598	$11,007
05/31/25	$10,945	$10,522	$10,981
06/30/25	$11,185	$10,684	$11,222

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 05/11/22
LQIG	6.66%	3.64%
Bloomberg U.S. Aggregate Bond Index	6.08%	2.13%
MarketAxess U.S. Investment Grade 400 Corporate Bond Index	6.79%	3.74%

Performance Inception Date	May 11, 2022
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 57,294,319
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 35,200
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$57,294,319 Number of Portfolio Holdings404 Portfolio Turnover Rate62% Total Advisory Fees Paid$35,200
Holdings [Text Block]

Top Ten Industries

Industry	%
Banks	27.7%
Pharmaceuticals	7.9%
Telecommunications	7.6%
Oil & Gas	4.7%
Aerospace & Defense	4.4%
Pipelines	4.4%
Retail	3.9%
Food	3.7%
Software	3.4%
Beverages	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.9%
CVS Health Corp., 5.05%, due 03/25/48	0.7%
T-Mobile USA, Inc., 3.88%, due 04/15/30	0.7%
Bank of America Corp., 3.42%, due 12/20/28	0.6%
Goldman Sachs Group, Inc., 6.75%, due 10/01/37	0.6%
AbbVie, Inc., 5.05%, due 03/15/34	0.6%
Amgen, Inc., 5.25%, due 03/02/33	0.6%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.6%
Bank of America Corp., 5.29%, due 04/25/34	0.6%
Wells Fargo & Co., 5.57%, due 07/25/29	0.5%

Material Fund Change [Text Block]
C000152674
Shareholder Report [Line Items]
Fund Name	SPDR MSCI USA StrategicFactors℠ ETF
Trading Symbol	QUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR MSCI USA StrategicFactors℠ ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR MSCI USA StrategicFactors℠ ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and subsequent speculation on how the U.S. Federal Reserves and other central banks might respond to more reasonable inflation numbers, and then by the tariff war introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, but also on those who might be left behind by it. The market rewarded the former but punished the latter. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the one-year period.

The Fund's strategy focuses on exposure to the quality factor, with secondary exposure to the value and low volatility factors through more gentle tilts. Unfortunately, all three factors produced mixed to underperforming returns relative to the broader market for large cap securities. As a result, the Fund underperformed the MSCI USA Index's 15.33% return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	QUS	S&P 500 Index	MSCI USA Factor Mix A-Series Capped Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,255	$10,210	$10,256
08/31/15	$9,714	$9,594	$9,713
09/30/15	$9,581	$9,356	$9,580
10/31/15	$10,315	$10,145	$10,317
11/30/15	$10,331	$10,176	$10,334
12/31/15	$10,218	$10,015	$10,224
01/31/16	$9,823	$9,518	$9,826
02/29/16	$9,857	$9,505	$9,860
03/31/16	$10,493	$10,150	$10,503
04/30/16	$10,478	$10,189	$10,489
05/31/16	$10,625	$10,372	$10,638
06/30/16	$10,745	$10,399	$10,757
07/31/16	$11,093	$10,783	$11,110
08/31/16	$11,072	$10,798	$11,081
09/30/16	$11,063	$10,800	$11,074
10/31/16	$10,842	$10,603	$10,851
11/30/16	$11,194	$10,996	$11,205
12/31/16	$11,424	$11,213	$11,438
01/31/17	$11,581	$11,426	$11,598
02/28/17	$12,087	$11,879	$12,109
03/31/17	$12,093	$11,893	$12,116
04/30/17	$12,234	$12,015	$12,259
05/31/17	$12,415	$12,184	$12,442
06/30/17	$12,422	$12,260	$12,452
07/31/17	$12,644	$12,512	$12,676
08/31/17	$12,699	$12,551	$12,733
09/30/17	$12,937	$12,810	$12,973
10/31/17	$13,277	$13,109	$13,317
11/30/17	$13,715	$13,511	$13,758
12/31/17	$13,845	$13,661	$13,891
01/31/18	$14,513	$14,443	$14,565
02/28/18	$13,975	$13,911	$14,024
03/31/18	$13,748	$13,557	$13,796
04/30/18	$13,705	$13,609	$13,756
05/31/18	$13,972	$13,937	$14,025
06/30/18	$14,088	$14,023	$14,146
07/31/18	$14,599	$14,544	$14,662
08/31/18	$15,067	$15,018	$15,133
09/30/18	$15,167	$15,104	$15,235
10/31/18	$14,321	$14,072	$14,388
11/30/18	$14,643	$14,358	$14,715
12/31/18	$13,398	$13,062	$13,465
01/31/19	$14,405	$14,109	$14,481
02/28/19	$14,951	$14,562	$15,033
03/31/19	$15,270	$14,845	$15,356
04/30/19	$15,836	$15,446	$15,927
05/31/19	$15,001	$14,464	$15,088
06/30/19	$15,969	$15,483	$16,073
07/31/19	$16,285	$15,706	$16,393
08/31/19	$16,134	$15,457	$16,243
09/30/19	$16,435	$15,746	$16,548
10/31/19	$16,712	$16,087	$16,829
11/30/19	$17,239	$16,671	$17,364
12/31/19	$17,728	$17,175	$17,860
01/31/20	$17,763	$17,168	$17,898
02/29/20	$16,285	$15,755	$16,407
03/31/20	$14,304	$13,809	$14,408
04/30/20	$15,885	$15,579	$16,005
05/31/20	$16,655	$16,321	$16,785
06/30/20	$16,692	$16,645	$16,833
07/31/20	$17,397	$17,584	$17,546
08/31/20	$18,340	$18,848	$18,502
09/30/20	$17,848	$18,132	$18,006
10/31/20	$17,337	$17,650	$17,491
11/30/20	$19,287	$19,582	$19,464
12/31/20	$19,913	$20,335	$20,101
01/31/21	$19,556	$20,129	$19,742
02/28/21	$20,126	$20,684	$20,320
03/31/21	$21,164	$21,590	$21,374
04/30/21	$22,071	$22,742	$22,294
05/31/21	$22,410	$22,901	$22,641
06/30/21	$22,902	$23,436	$23,143
07/31/21	$23,509	$23,993	$23,761
08/31/21	$24,097	$24,722	$24,359
09/30/21	$22,880	$23,572	$23,130
10/31/21	$24,256	$25,224	$24,527
11/30/21	$23,915	$25,049	$24,183
12/31/21	$25,223	$26,172	$25,514
01/31/22	$23,956	$24,817	$24,235
02/28/22	$23,160	$24,074	$23,431
03/31/22	$24,061	$24,968	$24,348
04/30/22	$22,428	$22,791	$22,695
05/31/22	$22,581	$22,833	$22,853
06/30/22	$21,006	$20,948	$21,258
07/31/22	$22,495	$22,879	$22,769
08/31/22	$21,596	$21,946	$21,860
09/30/22	$19,733	$19,925	$19,971
10/31/22	$21,384	$21,538	$21,649
11/30/22	$22,752	$22,742	$23,042
12/31/22	$21,669	$21,432	$21,942
01/31/23	$22,657	$22,778	$22,949
02/28/23	$22,015	$22,223	$22,297
03/31/23	$22,775	$23,038	$23,070
04/30/23	$23,163	$23,398	$23,468
05/31/23	$23,024	$23,500	$23,331
06/30/23	$24,329	$25,053	$24,663
07/31/23	$25,068	$25,857	$25,418
08/31/23	$24,788	$25,446	$25,132
09/30/23	$23,872	$24,232	$24,205
10/31/23	$23,465	$23,723	$23,795
11/30/23	$25,286	$25,889	$25,604
12/31/23	$26,395	$27,066	$26,736
01/31/24	$26,944	$27,520	$27,298
02/29/24	$28,088	$28,990	$28,461
03/31/24	$29,066	$29,923	$29,457
04/30/24	$27,870	$28,700	$28,247
05/31/24	$29,009	$30,124	$29,404
06/30/24	$29,641	$31,204	$30,050
07/31/24	$30,385	$31,584	$30,809
08/31/24	$31,421	$32,350	$31,867
09/30/24	$31,685	$33,041	$32,138
10/31/24	$31,258	$32,742	$31,706
11/30/24	$32,931	$34,664	$33,409
12/31/24	$31,400	$33,837	$31,855
01/31/25	$32,611	$34,780	$33,092
02/28/25	$32,833	$34,326	$33,322
03/31/25	$31,753	$32,392	$32,225
04/30/25	$31,296	$32,172	$31,765
05/31/25	$32,284	$34,197	$32,772
06/30/25	$33,245	$35,936	$33,755

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
QUS	12.16%	14.77%	12.76%
S&P 500 Index	15.16%	16.64%	13.65%
MSCI USA Factor Mix A-Series Capped Index	12.33%	14.93%	12.94%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,582,668,026
Holdings Count | Holding	552
Advisory Fees Paid, Amount	$ 2,141,194
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,582,668,026 Number of Portfolio Holdings552 Portfolio Turnover Rate16% Total Advisory Fees Paid$2,141,194
Holdings [Text Block]

Top Ten Industries

Industry	%
Software	8.9%
Semiconductors & Semiconductor Equipment	6.0%
Interactive Media & Services	5.4%
Pharmaceuticals	5.3%
Financial Services	5.2%
Insurance	4.4%
Health Care Providers & Services	4.3%
Oil, Gas & Consumable Fuels	3.9%
Banks	3.4%
Technology Hardware, Storage & Peripherals	3.2%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Microsoft Corp.	3.3%
Apple, Inc.	2.9%
NVIDIA Corp.	2.6%
Meta Platforms, Inc., Class A	2.5%
Visa, Inc., Class A	2.1%
Eli Lilly & Co.	2.0%
Mastercard, Inc., Class A	1.7%
Alphabet, Inc., Class A	1.5%
Johnson & Johnson	1.4%
Netflix, Inc.	1.4%

Material Fund Change [Text Block]
C000019033
Shareholder Report [Line Items]
Fund Name	SPDR NYSE Technology ETF
Trading Symbol	XNTK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR NYSE Technology ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR NYSE Technology ETF	$39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was driven first by inflation and speculation on how the U.S. Federal Reserve and other central banks might respond to more reasonable inflation numbers, and then by the tariffs introduced in 2025 by the newly-elected Trump administration. The secular growth story continued to be dominated by artificial intelligence, but the focus was not just on companies that might capitalize on the megatrend, like NVIDIA, but also on those who might be left behind by it, such as Apple and Alphabet. By the end of the reporting period, markets had pushed through the inflation and tariff volatility, with U.S., developed and emerging markets all up on the 1-year period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XNTK	S&P 500 Index	NYSE Technology Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,559	$10,210	$10,563
08/31/15	$10,059	$9,594	$10,065
09/30/15	$9,894	$9,356	$9,902
10/31/15	$10,922	$10,145	$10,935
11/30/15	$11,031	$10,176	$11,048
12/31/15	$10,774	$10,015	$10,793
01/31/16	$9,793	$9,518	$9,811
02/29/16	$9,785	$9,505	$9,805
03/31/16	$10,549	$10,150	$10,575
04/30/16	$10,348	$10,189	$10,375
05/31/16	$10,855	$10,372	$10,889
06/30/16	$10,573	$10,399	$10,605
07/31/16	$11,432	$10,783	$11,470
08/31/16	$11,819	$10,798	$11,860
09/30/16	$12,057	$10,800	$12,100
10/31/16	$12,064	$10,603	$12,109
11/30/16	$12,157	$10,996	$12,206
12/31/16	$12,212	$11,213	$12,265
01/31/17	$12,973	$11,426	$13,034
02/28/17	$13,557	$11,879	$13,624
03/31/17	$13,880	$11,893	$13,953
04/30/17	$14,320	$12,015	$14,400
05/31/17	$14,888	$12,184	$14,976
06/30/17	$14,744	$12,260	$14,834
07/31/17	$15,273	$12,512	$15,370
08/31/17	$15,734	$12,551	$15,840
09/30/17	$15,990	$12,810	$16,094
10/31/17	$16,979	$13,109	$17,090
11/30/17	$17,148	$13,511	$17,265
12/31/17	$17,129	$13,661	$17,252
01/31/18	$18,866	$14,443	$19,009
02/28/18	$18,940	$13,911	$19,088
03/31/18	$18,189	$13,557	$18,336
04/30/18	$18,011	$13,609	$18,161
05/31/18	$19,044	$13,937	$19,210
06/30/18	$19,124	$14,023	$19,301
07/31/18	$19,012	$14,544	$19,193
08/31/18	$19,477	$15,018	$19,669
09/30/18	$19,396	$15,104	$19,593
10/31/18	$17,248	$14,072	$17,426
11/30/18	$17,366	$14,358	$17,550
12/31/18	$15,789	$13,062	$16,102
01/31/19	$17,494	$14,109	$17,850
02/28/19	$18,327	$14,562	$18,705
03/31/19	$18,914	$14,845	$19,313
04/30/19	$20,133	$15,446	$20,566
05/31/19	$17,863	$14,464	$18,247
06/30/19	$19,323	$15,483	$19,750
07/31/19	$20,020	$15,706	$20,469
08/31/19	$19,421	$15,457	$19,862
09/30/19	$19,378	$15,746	$19,825
10/31/19	$19,907	$16,087	$20,372
11/30/19	$20,845	$16,671	$21,340
12/31/19	$21,805	$17,175	$22,333
01/31/20	$22,644	$17,168	$23,201
02/29/20	$21,767	$15,755	$22,306
03/31/20	$19,558	$13,809	$20,047
04/30/20	$22,685	$15,579	$23,264
05/31/20	$24,498	$16,321	$25,134
06/30/20	$26,636	$16,645	$27,339
07/31/20	$28,922	$17,584	$29,696
08/31/20	$33,395	$18,848	$34,305
09/30/20	$31,805	$18,132	$32,679
10/31/20	$30,760	$17,650	$31,613
11/30/20	$35,428	$19,582	$36,424
12/31/20	$37,885	$20,334	$38,960
01/31/21	$38,577	$20,129	$39,684
02/28/21	$39,567	$20,684	$40,715
03/31/21	$38,813	$21,590	$39,948
04/30/21	$40,299	$22,742	$41,490
05/31/21	$39,982	$22,901	$41,176
06/30/21	$42,697	$23,436	$43,990
07/31/21	$42,588	$23,993	$43,891
08/31/21	$44,123	$24,722	$45,488
09/30/21	$42,030	$23,572	$43,342
10/31/21	$44,590	$25,224	$45,999
11/30/21	$45,222	$25,049	$46,667
12/31/21	$44,548	$26,172	$45,987
01/31/22	$39,522	$24,817	$40,807
02/28/22	$37,350	$24,074	$38,570
03/31/22	$37,379	$24,968	$38,614
04/30/22	$31,845	$22,791	$32,903
05/31/22	$30,945	$22,833	$31,982
06/30/22	$27,815	$20,948	$28,756
07/31/22	$30,517	$22,879	$31,562
08/31/22	$29,073	$21,946	$30,074
09/30/22	$25,432	$19,925	$26,309
10/31/22	$26,434	$21,538	$27,355
11/30/22	$28,987	$22,742	$30,016
12/31/22	$26,270	$21,432	$27,203
01/31/23	$30,583	$22,778	$31,687
02/28/23	$30,101	$22,223	$31,194
03/31/23	$32,902	$23,038	$34,113
04/30/23	$31,820	$23,398	$32,999
05/31/23	$35,339	$23,500	$36,665
06/30/23	$37,894	$25,053	$39,331
07/31/23	$40,392	$25,857	$41,939
08/31/23	$39,548	$25,446	$41,076
09/30/23	$37,156	$24,232	$38,600
10/31/23	$36,132	$23,723	$37,544
11/30/23	$42,003	$25,889	$43,658
12/31/23	$44,688	$27,066	$46,466
01/31/24	$46,119	$27,520	$47,946
02/29/24	$48,896	$28,990	$50,852
03/31/24	$49,664	$29,923	$51,668
04/30/24	$46,971	$28,700	$48,879
05/31/24	$49,634	$30,124	$51,668
06/30/24	$53,223	$31,204	$55,426
07/31/24	$51,305	$31,584	$53,442
08/31/24	$51,522	$32,350	$53,685
09/30/24	$53,953	$33,041	$56,242
10/31/24	$53,282	$32,742	$55,559
11/30/24	$56,118	$34,664	$58,535
12/31/24	$55,137	$33,837	$57,529
01/31/25	$58,169	$34,780	$60,714
02/28/25	$56,518	$34,326	$59,005
03/31/25	$52,464	$32,392	$54,789
04/30/25	$53,806	$32,172	$56,203
05/31/25	$58,999	$34,197	$61,649
06/30/25	$64,858	$35,936	$67,803

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XNTK	21.86%	19.48%	20.56%
S&P 500 Index	15.16%	16.64%	13.65%
NYSE Technology Index	22.33%	19.92%	21.09%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,132,067,441
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 3,113,410
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$1,132,067,441 Number of Portfolio Holdings37 Portfolio Turnover Rate16% Total Advisory Fees Paid$3,113,410
Holdings [Text Block]

Top Ten Industries

Industry	%
Semiconductors & Semiconductor Equipment	34.7%
Software	28.1%
Broadline Retail	8.4%
IT Services	5.8%
Interactive Media & Services	5.4%
Ground Transportation	4.0%
Entertainment	3.7%
Communications Equipment	3.0%
Hotels, Restaurants & Leisure	2.8%
Technology Hardware, Storage & Peripherals	2.1%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Palantir Technologies, Inc., Class A	4.6%
Uber Technologies, Inc.	4.0%
Netflix, Inc.	3.7%
Alibaba Group Holding Ltd.	3.3%
Lam Research Corp.	3.3%
International Business Machines Corp.	3.3%
Oracle Corp.	3.2%
Broadcom, Inc.	3.1%
Micron Technology, Inc.	3.1%
Intuit, Inc.	3.1%

Material Fund Change [Text Block]
C000033537
Shareholder Report [Line Items]
Fund Name	SPDR S&P Pharmaceuticals ETF
Trading Symbol	XPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Pharmaceuticals ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Pharmaceuticals ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Pharmaceuticals encountered a challenging fiscal year relative to the overall US market. Though producing a modest gain of 2.8% for the period, the industry trailed the broader S&P 500 by more than 12% after a brutal fiscal fourth quarter that produced a loss of 7.4% versus the S&P 500’s gain of almost 11% over the same three-month period. During this formative quarter, President Trump announced that a “major tariff” was coming specifically to the pharmaceutical industry after leaving them unscathed during the previous tariff announcements. His intention was to shift drug manufacturing to the US. The announcement came as the industry was already fighting headwinds around both regulatory uncertainty and drug pricing pressures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XPH	S&P 500 Index	S&P Pharmaceuticals Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$10,499	$10,210	$10,502
08/31/15	$9,296	$9,594	$9,298
09/30/15	$7,544	$9,356	$7,541
10/31/15	$7,838	$10,145	$7,836
11/30/15	$8,670	$10,176	$8,670
12/31/15	$8,765	$10,015	$8,786
01/31/16	$7,375	$9,518	$7,392
02/29/16	$6,972	$9,505	$6,989
03/31/16	$6,892	$10,150	$6,908
04/30/16	$7,242	$10,189	$7,260
05/31/16	$7,455	$10,372	$7,476
06/30/16	$7,179	$10,399	$7,198
07/31/16	$7,887	$10,783	$7,910
08/31/16	$7,700	$10,798	$7,722
09/30/16	$7,591	$10,800	$7,615
10/31/16	$6,828	$10,603	$6,850
11/30/16	$6,751	$10,996	$6,769
12/31/16	$6,729	$11,213	$6,748
01/31/17	$6,675	$11,426	$6,695
02/28/17	$7,208	$11,879	$7,231
03/31/17	$7,213	$11,893	$7,237
04/30/17	$7,422	$12,015	$7,447
05/31/17	$7,189	$12,184	$7,213
06/30/17	$7,430	$12,260	$7,456
07/31/17	$7,454	$12,512	$7,480
08/31/17	$7,407	$12,551	$7,434
09/30/17	$7,359	$12,810	$7,386
10/31/17	$7,020	$13,109	$7,047
11/30/17	$7,441	$13,511	$7,471
12/31/17	$7,539	$13,661	$7,571
01/31/18	$7,736	$14,443	$7,769
02/28/18	$7,210	$13,911	$7,242
03/31/18	$7,264	$13,557	$7,298
04/30/18	$6,978	$13,609	$7,012
05/31/18	$7,304	$13,937	$7,341
06/30/18	$7,465	$14,023	$7,506
07/31/18	$8,069	$14,544	$8,116
08/31/18	$8,670	$15,018	$8,717
09/30/18	$8,443	$15,104	$8,490
10/31/18	$7,523	$14,072	$7,565
11/30/18	$7,587	$14,358	$7,631
12/31/18	$6,393	$13,062	$6,432
01/31/19	$6,997	$14,109	$7,042
02/28/19	$7,481	$14,562	$7,531
03/31/19	$7,265	$14,845	$7,315
04/30/19	$6,955	$15,446	$6,998
05/31/19	$6,421	$14,464	$6,461
06/30/19	$6,955	$15,483	$7,001
07/31/19	$6,643	$15,706	$6,687
08/31/19	$6,203	$15,457	$6,244
09/30/19	$6,247	$15,746	$6,288
10/31/19	$6,786	$16,087	$6,832
11/30/19	$7,172	$16,671	$7,223
12/31/19	$8,033	$17,175	$8,094
01/31/20	$7,964	$17,168	$8,027
02/29/20	$7,240	$15,755	$7,286
03/31/20	$6,351	$13,809	$6,393
04/30/20	$7,387	$15,579	$7,437
05/31/20	$7,602	$16,321	$7,657
06/30/20	$7,594	$16,645	$7,650
07/31/20	$7,514	$17,584	$7,572
08/31/20	$7,801	$18,848	$7,864
09/30/20	$7,669	$18,132	$7,732
10/31/20	$7,786	$17,650	$7,853
11/30/20	$8,440	$19,582	$8,516
12/31/20	$9,189	$20,334	$9,275
01/31/21	$9,163	$20,129	$9,252
02/28/21	$9,426	$20,684	$9,514
03/31/21	$8,891	$21,590	$8,975
04/30/21	$8,711	$22,742	$8,795
05/31/21	$8,935	$22,901	$9,025
06/30/21	$9,170	$23,436	$9,265
07/31/21	$8,925	$23,993	$9,020
08/31/21	$8,597	$24,722	$8,690
09/30/21	$8,415	$23,572	$8,508
10/31/21	$8,509	$25,224	$8,605
11/30/21	$8,134	$25,049	$8,217
12/31/21	$8,222	$26,172	$8,311
01/31/22	$7,765	$24,817	$7,847
02/28/22	$7,727	$24,074	$7,803
03/31/22	$8,099	$24,968	$8,179
04/30/22	$7,394	$22,791	$7,464
05/31/22	$7,515	$22,833	$7,586
06/30/22	$7,549	$20,948	$7,617
07/31/22	$7,699	$22,879	$7,765
08/31/22	$7,459	$21,946	$7,521
09/30/22	$7,231	$19,925	$7,282
10/31/22	$7,620	$21,538	$7,668
11/30/22	$7,743	$22,742	$7,790
12/31/22	$7,421	$21,432	$7,462
01/31/23	$7,887	$22,778	$7,930
02/28/23	$7,470	$22,223	$7,510
03/31/23	$7,452	$23,038	$7,493
04/30/23	$7,637	$23,398	$7,677
05/31/23	$7,166	$23,500	$7,203
06/30/23	$7,474	$25,053	$7,514
07/31/23	$7,965	$25,857	$8,010
08/31/23	$7,965	$25,446	$8,010
09/30/23	$7,265	$24,232	$7,305
10/31/23	$6,550	$23,723	$6,583
11/30/23	$6,762	$25,889	$6,792
12/31/23	$7,633	$27,066	$7,668
01/31/24	$7,710	$27,520	$7,743
02/29/24	$8,158	$28,990	$8,195
03/31/24	$7,945	$29,923	$7,981
04/30/24	$7,333	$28,700	$7,367
05/31/24	$7,449	$30,124	$7,484
06/30/24	$7,365	$31,204	$7,400
07/31/24	$8,004	$31,584	$8,044
08/31/24	$8,267	$32,350	$8,299
09/30/24	$8,250	$33,041	$8,270
10/31/24	$8,553	$32,742	$8,571
11/30/24	$8,585	$34,664	$8,590
12/31/24	$8,024	$33,837	$8,030
01/31/25	$8,414	$34,780	$8,420
02/28/25	$8,314	$34,326	$8,322
03/31/25	$8,207	$32,392	$8,217
04/30/25	$7,727	$32,172	$7,730
05/31/25	$7,603	$34,197	$7,607
06/30/25	$7,601	$35,936	$7,608

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XPH	3.20%	0.02%	(2.71%)
S&P 500 Index	15.16%	16.64%	13.65%
S&P Pharmaceuticals Select Industry Index	2.81%	(0.11%)	(2.70%)

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 147,956,064
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 576,137
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$147,956,064 Number of Portfolio Holdings44 Portfolio Turnover Rate45% Total Advisory Fees Paid$576,137
Holdings [Text Block]

Top Industries

Industry	%
Pharmaceuticals	99.8%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Royalty Pharma PLC, Class A	4.1%
Corcept Therapeutics, Inc.	3.9%
Elanco Animal Health, Inc.	3.8%
Viatris, Inc.	3.8%
Pfizer, Inc.	3.8%
Merck & Co., Inc.	3.8%
Johnson & Johnson	3.8%
Tarsus Pharmaceuticals, Inc.	3.8%
Perrigo Co. PLC	3.7%
Axsome Therapeutics, Inc.	3.7%

Material Fund Change [Text Block]
C000033538
Shareholder Report [Line Items]
Fund Name	SPDR S&P Retail ETF
Trading Symbol	XRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SPDR S&P Retail ETF (the "Fund") for the period of July 1, 2024 through June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR S&P Retail ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

With the back drop of inflation and the threat of tariffs, the Retail industry generate positive returns for the fiscal year. Specialty Retail, the largest sub-industry within the Index, generated moderate gains of 2.9% over the reporting period driving the majority of the performance. Broadline Retail, over 9% of the Index, was the only sub-industry with negative returns for this reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	XRT	S&P 500 Index	S&P Retail Select Industry Index
06/30/15	$10,000	$10,000	$10,000
07/31/15	$9,964	$10,210	$9,967
08/31/15	$9,483	$9,594	$9,488
09/30/15	$9,007	$9,356	$9,011
10/31/15	$9,319	$10,145	$9,325
11/30/15	$9,044	$10,176	$9,050
12/31/15	$8,822	$10,015	$8,829
01/31/16	$8,367	$9,518	$8,373
02/29/16	$8,830	$9,505	$8,838
03/31/16	$9,443	$10,150	$9,453
04/30/16	$9,052	$10,189	$9,062
05/31/16	$8,659	$10,372	$8,662
06/30/16	$8,616	$10,399	$8,618
07/31/16	$9,257	$10,783	$9,262
08/31/16	$9,128	$10,798	$9,134
09/30/16	$8,971	$10,800	$8,978
10/31/16	$8,696	$10,603	$8,700
11/30/16	$9,408	$10,996	$9,415
12/31/16	$9,114	$11,213	$9,122
01/31/17	$8,932	$11,426	$8,941
02/28/17	$8,884	$11,879	$8,895
03/31/17	$8,763	$11,893	$8,774
04/30/17	$8,909	$12,015	$8,919
05/31/17	$8,445	$12,184	$8,451
06/30/17	$8,479	$12,260	$8,482
07/31/17	$8,564	$12,512	$8,567
08/31/17	$8,162	$12,551	$8,164
09/30/17	$8,746	$12,810	$8,749
10/31/17	$8,269	$13,109	$8,272
11/30/17	$9,152	$13,511	$9,157
12/31/17	$9,493	$13,661	$9,502
01/31/18	$9,920	$14,443	$9,931
02/28/18	$9,508	$13,911	$9,520
03/31/18	$9,335	$13,557	$9,348
04/30/18	$9,518	$13,609	$9,533
05/31/18	$9,764	$13,937	$9,782
06/30/18	$10,265	$14,023	$10,288
07/31/18	$10,485	$14,544	$10,510
08/31/18	$10,998	$15,018	$11,027
09/30/18	$10,829	$15,104	$10,860
10/31/18	$10,002	$14,072	$10,029
11/30/18	$9,821	$14,358	$9,848
12/31/18	$8,730	$13,062	$8,753
01/31/19	$9,407	$14,109	$9,435
02/28/19	$9,766	$14,562	$9,797
03/31/19	$9,614	$14,845	$9,646
04/30/19	$9,761	$15,446	$9,796
05/31/19	$8,549	$14,464	$8,578
06/30/19	$9,102	$15,483	$9,135
07/31/19	$9,145	$15,706	$9,179
08/31/19	$8,530	$15,457	$8,560
09/30/19	$9,146	$15,746	$9,180
10/31/19	$9,287	$16,087	$9,320
11/30/19	$9,629	$16,671	$9,662
12/31/19	$9,963	$17,175	$9,976
01/31/20	$9,321	$17,168	$9,331
02/29/20	$8,721	$15,755	$8,730
03/31/20	$6,484	$13,809	$6,482
04/30/20	$7,992	$15,579	$7,989
05/31/20	$8,887	$16,321	$8,883
06/30/20	$9,351	$16,645	$9,350
07/31/20	$10,332	$17,584	$10,330
08/31/20	$11,307	$18,848	$11,310
09/30/20	$10,857	$18,132	$10,859
10/31/20	$10,905	$17,650	$10,902
11/30/20	$13,150	$19,582	$13,152
12/31/20	$14,119	$20,334	$14,129
01/31/21	$19,273	$20,129	$19,281
02/28/21	$17,411	$20,684	$17,420
03/31/21	$19,586	$21,590	$19,602
04/30/21	$20,424	$22,742	$20,440
05/31/21	$20,560	$22,901	$20,578
06/30/21	$21,407	$23,436	$21,432
07/31/21	$20,995	$23,993	$21,025
08/31/21	$21,138	$24,722	$21,172
09/30/21	$19,942	$23,572	$19,979
10/31/21	$20,796	$25,224	$20,842
11/30/21	$20,723	$25,049	$20,772
12/31/21	$20,144	$26,172	$20,200
01/31/22	$18,222	$24,817	$18,274
02/28/22	$17,224	$24,074	$17,272
03/31/22	$16,865	$24,968	$16,913
04/30/22	$15,685	$22,791	$15,728
05/31/22	$14,776	$22,833	$14,818
06/30/22	$13,054	$20,948	$13,092
07/31/22	$14,267	$22,879	$14,304
08/31/22	$14,228	$21,946	$14,259
09/30/22	$12,745	$19,925	$12,768
10/31/22	$14,161	$21,538	$14,194
11/30/22	$15,194	$22,742	$15,234
12/31/22	$13,764	$21,432	$13,793
01/31/23	$15,985	$22,778	$16,025
02/28/23	$15,138	$22,223	$15,167
03/31/23	$14,496	$23,038	$14,508
04/30/23	$14,038	$23,398	$14,037
05/31/23	$12,994	$23,500	$12,990
06/30/23	$14,642	$25,053	$14,643
07/31/23	$15,561	$25,857	$15,567
08/31/23	$14,767	$25,446	$14,777
09/30/23	$14,011	$24,232	$14,021
10/31/23	$13,515	$23,723	$13,524
11/30/23	$14,878	$25,889	$14,894
12/31/23	$16,736	$27,066	$16,763
01/31/24	$15,870	$27,520	$15,899
02/29/24	$17,701	$28,990	$17,739
03/31/24	$18,309	$29,923	$18,354
04/30/24	$16,644	$28,700	$16,688
05/31/24	$17,948	$30,124	$18,001
06/30/24	$17,481	$31,204	$17,537
07/31/24	$18,287	$31,584	$18,351
08/31/24	$17,776	$32,350	$17,843
09/30/24	$18,130	$33,041	$18,205
10/31/24	$17,478	$32,742	$17,554
11/30/24	$19,310	$34,664	$19,400
12/31/24	$18,704	$33,837	$18,796
01/31/25	$18,869	$34,780	$18,968
02/28/25	$17,422	$34,326	$17,516
03/31/25	$16,271	$32,392	$16,365
04/30/25	$16,180	$32,172	$16,276
05/31/25	$17,878	$34,197	$17,989
06/30/25	$18,208	$35,936	$18,327

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
XRT	4.16%	14.26%	6.18%
S&P 500 Index	15.16%	16.64%	13.65%
S&P Retail Select Industry Index	4.50%	14.41%	6.24%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 158,055,588
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 1,311,717
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2025

Total Net Assets$158,055,588 Number of Portfolio Holdings78 Portfolio Turnover Rate51% Total Advisory Fees Paid$1,311,717
Holdings [Text Block]

Top Industries

Industry	%
Other Specialty Retail	21.8%
Automotive Retail	21.6%
Apparel Retail	19.8%
Food Retail	12.0%
Broadline Retail	11.0%
Consumer Staples Merchandise Retail	9.7%
Computer & Electronics Retail	2.4%
Drug Retail	1.4%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Ollie's Bargain Outlet Holdings, Inc.	1.6%
Bath & Body Works, Inc.	1.6%
Kroger Co.	1.5%
National Vision Holdings, Inc.	1.5%
Dick's Sporting Goods, Inc.	1.5%
Valvoline, Inc.	1.5%
Dollar Tree, Inc.	1.5%
Five Below, Inc.	1.4%
Abercrombie & Fitch Co., Class A	1.4%
Urban Outfitters, Inc.	1.4%

Material Fund Change [Text Block]